As filed with the Securities and Exchange Commission on April 27, 2009

Registration No. 33-49558/811-5672

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. ☐

POST-EFFECTIVE AMENDMENT NO. 22 ☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 164 ☒

(Check appropriate box or boxes)

WRL SERIES ANNUITY ACCOUNT

(Exact Name of Registrant)

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

(Name of Depositor)

570 Carillon Parkway

St. Petersburg, Florida 33716

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code:

(727) 299-1800

Darin D. Smith, Esq.

Western Reserve Life Assurance Co. of Ohio

4333 Edgewood Rd, NE

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esq.

Sutherland Asbill and Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, DC

20004-2415

Title of Securities being Registered: Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on May 1, 2009 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on                      pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

WRL FREEDOM CONQUEROR®

VARIABLE ANNUITY

Issued Through

WRL SERIES ANNUITY ACCOUNT

By

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Prospectus

May 1, 2009

This prospectus gives you important information about the WRL Freedom Conqueror®, a flexible payment variable deferred annuity contract (“Contract”). Please read this prospectus and the fund prospectuses before you invest and keep them for future reference. This Contract is available to individuals as well as to certain groups and individual retirement plans.

You can put your money into one or more of the following investment choices. Money you put in a subaccount is invested exclusively in a single mutual fund portfolio. Your investments in the portfolios are not guaranteed. You could lose your money. Money you direct into the fixed account earns interest at a rate guaranteed by Western Reserve.

If you would like more information about the WRL Freedom Conqueror®, you can obtain a free copy of the Statement of Additional Information (“SAI”) dated May 1, 2009. Please call us at 1-800-851-9777 (Monday – Friday, 8:30 a.m. – 7:00 p.m. Eastern Time), write us at: Western Reserve, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001 or visit our website at www.westernreserve.com. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. You may obtain information about the operation of public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the Contract and the funds:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	involve risks, including possible loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

AG00630-5/2009

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

TRANSAMERICA SERIES TRUST – INITIAL CLASS

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica Asset Allocation – Moderate Growth VP

Transamerica International Moderate Growth VP

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Value VP

Subadvised by ING Clarion Real Estate Securities, L.P.

Transamerica Clarion Global Real Estate Securities VP

Subadvised by Federated Equity Management Company of Pennsylvania

Transamerica Federated Market Opportunity VP

Subadvised by JPMorgan Investment Advisors, Inc.

Transamerica JPMorgan Core Bond VP

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Enhanced Index VP

Subadvised by ClearBridge Advisors, LLC

Transamerica Legg Mason Partners All Cap VP

Subadvised by MFS® Investment Management

Transamerica MFS High Yield VP

Transamerica MFS International Equity VP

Subadvised by Columbia Management Advisors, LLC

Transamerica Marsico Growth VP

Subadvised by Munder Capital Management

Transamerica Munder Net50 VP

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Equity Income VP

Transamerica T. Rowe Price Small Cap VP

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC

Transamerica Templeton Global VP

Subadvised by Third Avenue Management LLC

Transamerica Third Avenue Value VP

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP

Transamerica Convertible Securities VP

Transamerica Equity VP

Transamerica Growth Opportunities VP

Transamerica Money Market VP

Transamerica Science & Technology VP

Transamerica Small/Mid Cap Value VP

Transamerica U.S. Government Securities VP

Transamerica Value Balanced VP

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Van Kampen Large Cap Core VP

Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP

TRANSAMERICA SERIES TRUST – SERVICE CLASS

Managed by AEGON USA Investment Management, LLC.

Transamerica Index 50 VP

Transamerica Index 75 VP

PROFUNDS

Managed by ProFund Advisors LLC

ProFund VP Asia 30

ProFund VP Basic Materials

ProFund VP Bull

ProFund VP Consumer Services

ProFund VP Emerging Markets

ProFund VP Europe 30

ProFund VP Falling U.S. Dollar

ProFund VP Financials

ProFund VP International

ProFund VP Japan

ProFund VP Mid-Cap

ProFund VP Money Market

ProFund VP NASDAQ-100

ProFund VP Oil & Gas

ProFund VP Pharmaceuticals

ProFund VP Precious Metals

ProFund VP Short Emerging Markets

ProFund VP Short International

ProFund VP Short NASDAQ-100

ProFund VP Short Small-Cap

ProFund VP Small-Cap

ProFund VP Small-Cap Value

ProFund VP Telecommunications

ProFund VP UltraSmall-Cap

ProFund VP U.S. Government Plus

ProFund VP Utilities

ACCESS ONE TRUST

Managed by ProFund Advisors LLC

Access VP High Yield FundSM

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DEFINITIONS OF SPECIAL TERMS

accumulation period	The period between the Contract date and the maturity date while the Contract is in force.

accumulation unit value	An accounting unit of measure we use to calculate subaccount values during the accumulation period.

administrative office	Our phone number is 1-800-851-9777. Our hours are Monday – Friday from 8:30 a.m. – 7:00 p.m. Eastern time.

Age	The issue age, which is annuitant’s age on the birthday nearest the Contract date, plus the number of completed Contract years. When we use the term “age” in this prospectus, it has the same meaning as “attained age” in the Contract.

annuitant	The person on whose life any annuity payments will be based.

annuity unit value	An accounting unit of measure we use to calculate annuity payments from the subaccounts after the maturity date.

annuity value	The sum of the separate account value and the fixed account value at the end of any valuation period.

annuitize (annuitization)	When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).

beneficiary(ies)	The person(s) you elect to receive the death benefit proceeds under the Contract.

cash value	The annuity value less any applicable premium taxes, any withdrawal charge, any loans and unpaid accrued interest, the annual Contract charge, and any rider charges.

Code	The Internal Revenue Code of 1986, as amended.

Contract anniversary	The same day in each succeeding year as the Contract date. If there is no day in a calendar year which coincides with the Contract date, the Contract anniversary will be the first day of the next month.

Contract date	Generally, the later of the date on which the initial purchase payment is received, or the date that the properly completed application is received, at Western Reserve’s administrative office. We measure Monthiversaries, Contract years, Contract months, and Contract anniversaries from the Contract date.

death claim day	Any day after the death report day on which we receive a beneficiary’s completed election form regarding payment of his/her portion of the death benefit proceeds that are payable upon the death of an owner who is the annuitant.

death report day	The valuation date on which we have received both proof of death of an owner who is the annuitant and a beneficiary’s election regarding payment. If the spouse of the deceased owner/annuitant elects to continue (if sole beneficiary) the Contract, there are two death report days (one relating to the death of the first owner/annuitant to die; the second relating to the death of the spouse who continues the Contract). If there is no spousal continuation of the Contract, then there is only one death report day for the Contract. If there are multiple beneficiaries, the death report day is the earliest date on which we receive both proof of death and any beneficiary’s completed election form.

fixed account	An investment option to which you can direct your money under the Contract, other than the separate account. It provides a guarantee of principal and a guaranteed minimum interest rate. The assets supporting the fixed account are held in the general account. The fixed account is not available in all states.

fixed account value	During the accumulation period, your Contract’s value in the fixed account.

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Funds	Investment companies which are registered with the U.S. Securities and Exchange Commission. The Contract allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add portfolios of other registered investment companies as investment choices under the Contract in the future.

in force	Condition under which the Contract is active and an owner is entitled to exercise all rights under the Contract.

Mailing address	4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001. All premium payments, loan repayments, correspondence and notices should be sent to this address.

Maturity date	The date on which the accumulation period ends and annuity payments begin. The latest maturity date is the annuitant’s 90th birthday.

Monthiversary	The same day in the month as the Contract date. When there is no date in a calendar month that coincides with the Contract date, the Monthiversary is the first day of the next month.

NYSE	New York Stock Exchange.

nonqualified Contracts	Contracts issued other than in connection with retirement plans.

owner (you, your)	The person(s) entitled to exercise all rights and privileges under the Contract. The annuitant is an owner unless the application states otherwise, or unless a change of ownership is made at a later time.

portfolio	A separate investment portfolio of a fund.

purchase payments/premium	Amounts paid by an owner or on an owner’s behalf to Western Reserve as consideration for the benefits provided by the Contract. When we use the term “purchase payment” or “premium” in this prospectus, it has the same meaning as “net payment” in the Contract, which means the purchase payment less any applicable premium taxes.

qualified Contracts	Contracts issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

separate account	WRL Series Annuity Account, a unit investment trust consisting of subaccounts. Each subaccount of the separate account invests solely in shares of a corresponding portfolio of a fund.

separate account value	During the accumulation period, your Contract’s value in the separate account, which equals the sum of the values in each subaccount.

subaccount	A subdivision of the separate account that invests exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts corresponding to each portfolio hold assets under the Contract during the accumulation period. Other subaccounts corresponding to each portfolio will hold assets after the maturity date if you select a variable annuity payment option.

successor owner	The person who becomes the new owner if the owner is not the annuitant and dies before the annuitant.

surrender	The termination of a Contract at the option of an owner.

valuation date/ business day	Each day on which the NYSE is open for trading, except when a subaccount’s corresponding portfolio does not value its shares. Western Reserve is open for business on each day that the NYSE is open. When we use the term “business day,” it has the same meaning as valuation date.

valuation period	The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern Time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.

Western Reserve (we, us, our)	Western Reserve Life Assurance Co. of Ohio.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail. Please read the entire prospectus carefully.

1.	The Annuity Contract

The WRL Freedom Conqueror® is a flexible payment variable deferred annuity contract (the “Contract”) offered by Western Reserve. It is a contract between you, as the owner, and Western Reserve, a life insurance company. The Contract provides a way for you to invest on a tax-deferred basis in the subaccounts of the separate account and the fixed account. We intend the Contract to be used to accumulate money for retirement or other long-term investment purposes.

The Contract allows you to direct your money into one or more of the subaccounts. Any restriction we impose on allocations of purchase payments or transfers of annuity value will not affect the allocations you made before we put the restriction in place. Each subaccount invests exclusively in a single portfolio of a fund. The money you invest in the subaccounts will fluctuate daily based on the portfolio’s investment results. The value of your investment in the subaccounts is not guaranteed and may increase or decrease. You bear the investment risk for amounts you invest in the subaccounts.

You can also direct money to the fixed account. Amounts in the fixed account earn interest annually at a fixed rate that is guaranteed by us never to be less than 4%, and may be more. We guarantee the interest, as well as principal, on money placed in the fixed account. The fixed account is not available in all states.

You can transfer money between any of the investment choices during the accumulation period, subject to certain limits on transfers from the fixed account.

The Guaranteed Minimum Income Benefit Rider is no longer available for new sales, but if you have previously elected the Guaranteed Minimum Income Benefit Rider you can still upgrade.

The Additional Earnings Rider is no longer available for new sales.

The Contract, like all deferred annuity contracts, has two phases: the “accumulation period” and the “income phase.” During the accumulation period, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the Contract. The income phase starts on the maturity date when you begin receiving regular payments from your Contract. The money you can accumulate during the accumulation period, as well as the annuity payment option you choose, will largely determine the amount of any income payments you receive during the income phase.

2.	Annuity Payments (The Income Phase)

The Contract allows you to receive income after the maturity date under one of several annuity payment options. You may choose from fixed payment options or variable payment options. If you select a variable payment option, the dollar amount of the payments you receive may go up or down depending on the investment results of the portfolios you invest in at that time. Generally, you cannot annuitize before your Contract’s fifth anniversary.

3.	Purchase

You can buy this Contract with $5,000 ($1,000 for traditional or Roth IRAs and $50 for other qualified Contracts) or more under most circumstances. You can add as little as $50 at any time during the accumulation period. We allow purchase payments up to a total of $1,000,000 per Contract year without prior approval. There is no limit on the total purchase payments you may make during the accumulation period.

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4.	Investment Choices

You can invest your money in any of the fund portfolios by directing it to the corresponding subaccount. The portfolios are described in the fund prospectuses that you received with this prospectus. The portfolios now available to you under the Contract are:

Transamerica Asset Allocation - Conservative VP - Initial Class

Transamerica Asset Allocation - Growth VP - Initial Class

Transamerica Asset Allocation - Moderate VP - Initial Class

Transamerica Asset Allocation - Moderate Growth VP - Initial Class

Transamerica International Moderate Growth VP - Initial Class

Transamerica BlackRock Large Cap Value VP - Initial Class

Transamerica Capital Guardian Value VP - Initial Class

Transamerica Clarion Global Real Estate Securities VP - Initial Class

Transamerica Federated Market Opportunity VP - Initial Class

Transamerica JPMorgan Core Bond VP - Initial Class

Transamerica JPMorgan Enhanced Index VP - Initial Class

Transamerica Legg Mason Partners All Cap VP - Initial Class

Transamerica MFS High Yield VP - Initial Class

Transamerica MFS International Equity VP - Initial Class

Transamerica Marsico Growth VP - Initial Class

Transamerica Munder Net50 VP - Initial Class

Transamerica PIMCO Total Return VP - Initial Class

Transamerica T. Rowe Price Equity Income VP - Initial Class

Transamerica T. Rowe Price Small Cap VP - Initial Class

Transamerica Templeton Global VP - Initial Class

Transamerica Third Avenue Value VP - Initial Class

Transamerica Balanced VP - Initial Class

Transamerica Convertible Securities VP - Initial Class

Transamerica Equity VP - Initial Class

Transamerica Growth Opportunities VP - Initial Class

Transamerica Money Market VP - Initial Class

Transamerica Science & Technology VP - Initial Class

Transamerica Small/Mid Cap Value VP - Initial Class

Transamerica U.S. Government Securities VP - Initial Class

Transamerica Value Balanced VP - Initial Class

Transamerica Van Kampen Large Cap Core VP - Initial Class

Transamerica Van Kampen Mid-Cap Growth VP - Initial Class

Transamerica Index 50 VP - Service Class

Transamerica Index 75 VP - Service Class

ProFund VP Asia 30(1)

ProFund VP Basic Materials(1)

ProFund VP Bull(1)

ProFund VP Consumer Services(1)

ProFund VP Emerging Markets(1)

ProFund VP Europe 30(1)

ProFund VP Falling U.S. Dollar(1)

ProFund VP Financials(1)

ProFund VP International(1)

ProFund VP Japan(1)

ProFund VP Mid-Cap(1)

ProFund VP Money Market(1)

ProFund VP NASDAQ-100(1)

ProFund VP Oil & Gas(1)

ProFund VP Pharmaceuticals(1)

ProFund VP Precious Metals(1)

ProFund VP Short Emerging Markets(1)

ProFund VP Short International(1)

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ProFund VP Short NASDAQ-100(1)

ProFund VP Short Small-Cap(1)

ProFund VP Small-Cap(1)

ProFund VP Small-Cap Value(1)

ProFund VP Telecommunications(1)

ProFund VP UltraSmall-Cap(1)

ProFund VP U.S. Government Plus(1)

ProFund VP Utilities(1)

Access VP High Yield FundSM(1)

(1)	The ProFunds and Access portfolios permit frequent transfers and investors in these portfolios may bear the additional costs and investment risks of frequent transfers.

Please contact our administrative office at 1-800-851-9777 (Monday – Friday 8:30 a.m. – 7:00 p.m. Eastern Time) or visit our website (www.westernreserve.com) to obtain an additional copy of the fund prospectus containing more complete information concerning the funds and portfolios.

Depending upon market conditions, you can make or lose money in any of these subaccounts. We reserve the right to offer other investment choices in the future.

You can also allocate your purchase payments to the fixed account. The fixed account is not available in all states. If your Contract was issued in New Jersey or Washington, you may not direct or transfer any money to the fixed account.

Transfers. You have the flexibility to transfer assets within your Contract. During the accumulation period you may transfer amounts among the subaccounts and between the subaccounts and the fixed account. Certain restrictions and charges apply.

5.	Expenses

We do not take any deductions for sales charges from purchase payments at the time you buy the Contract. You generally invest the full amount of each purchase payment in one or more of the investment choices.

During the accumulation period and the income phase (if you elect a variable annuity payment option), we deduct a daily mortality and expense risk charge of 1.25% and a daily administrative charge of 0.15% annually from the money you have invested in the subaccounts.

During the accumulation period, we deduct an annual Contract charge of $35 from the annuity value on each Contract anniversary and at the time of surrender.

We impose a $10 charge per transfer if you make more than 12 transfers among the subaccounts per Contract year. There is no charge for transfers from the fixed account. We do not currently charge for Internet transfers, although we reserve the right to do so in the future.

If you take a Contract loan, we will impose a $30 loan processing fee. Only certain types of qualified Contracts can take Contract loans. This fee is not applicable in all states.

We may deduct state premium taxes, which currently range from 0% to 3.50%, when you make your purchase payment(s), if you surrender the Contract or partially withdraw its value, if we pay out death benefit proceeds, or if you begin to receive regular annuity payments. We only charge you premium taxes in those states that require us to pay premium taxes.

If you make a partial withdrawal or surrender your Contract completely, we will deduct a withdrawal charge for purchase payments withdrawn within seven years after we receive a purchase payment. This charge is 8% of the amount that must be withdrawn if the partial withdrawal occurs within the first year of our receipt of the purchase payment, and then declines gradually to 7% in the second year, 6% in the third year, 5% in the fourth year, 4% in the fifth year, 3% in the sixth year, and 2% in the seventh year.

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When we calculate withdrawal charges, we treat partial withdrawals as coming first from the oldest purchase payment, then the next oldest and so forth. For the first partial withdrawal you make in any Contract year, we will waive that portion of the withdrawal charge that is based on the first 10% of your Contract’s annuity value at the time of the partial withdrawal. Amounts of the first partial withdrawal in excess of the first 10% of your Contract’s annuity value and all subsequent partial withdrawals you make during the Contract year will be subject to a withdrawal charge. We will deduct the full withdrawal charge if you surrender your Contract completely. The 10% “waiver” does not apply to a complete surrender. We waive this charge under certain circumstances. See Section 5. Expenses – Withdrawal Charge for how we calculate withdrawal charges and waivers.

We will deduct the full withdrawal charge from the death benefit if the annuitant dies and the death benefit payable is the Contract’s cash value.

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the “Annuity Contract Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

See Section 10. Other Information - Distribution of the Contracts for information concerning compensation we pay our agents for the sale of the Contracts.

6.	Taxes

The Contract’s earnings are generally not taxed until you take them out. For federal tax purposes, if you take money out of a nonqualified Contract during the accumulation period, earnings come out first and are taxed as ordinary income. The annuity payments you receive during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income until the “investment in the contract” has been fully recovered. Different tax consequences may apply for a Contract used in connection with a qualified Contract. If you are younger than 59 1/2 when you take money out of a Contract, you may be charged a 10% federal penalty tax on the amount you must report as taxable income.

Death benefits are taxable and generally are included in the income of the recipient as follows: if received under an annuity payment option, death benefits are taxed in the same manner as annuity payouts; if not received under an annuity option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a partial withdrawal or complete surrender.

7.	Access to Your Money

You can take some or all of your money out anytime during the accumulation period. However, you may not take a partial withdrawal if it reduces the cash value below $5,000. No partial withdrawals may be made from the fixed account without prior consent from us. Access to amounts held in qualified Contracts may be restricted or prohibited by law or regulation or the terms of the plan. Other restrictions and withdrawal charges may apply. You may also have to pay federal income tax and a penalty tax on any money you take out.

Partial withdrawals may reduce the death benefit by more than the amount withdrawn.

8.	Performance

The value of your Contract will vary up or down depending upon the investment performance of the subaccounts you choose and will be reduced by Contract fees and charges. Past performance does not guarantee future results.

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9.	Death Benefit

If you are both an owner and the annuitant and you die before the maturity date, your beneficiary will receive the death benefit proceeds. If your sole beneficiary is your surviving spouse (and you are the owner/annuitant), then your surviving spouse may elect to continue the Contract. If your surviving spouse elects continuation, we will adjust the annuity value as of the death report day to equal the death benefit proceeds on the death report day, if greater. Death benefit provisions may vary by state.

If you are named only as an owner, and you die before the annuitant and before the maturity date, and if your surviving spouse is the successor owner, then the Contract continues. However, the annuity value is not increased to equal the death benefit proceeds.

If you name different persons as owner and annuitant, you can affect whether the death benefit proceeds are payable and who will receive them. Use care when naming owners, annuitants, successor owners and beneficiaries, and consult your agent if you have questions.

Payments upon death are subject to certain distribution requirements under the Code. See the SAI for more details.

If the annuitant who is an owner dies before the maturity date and before the eighth Contract anniversary, and if a death benefit is payable, the death benefit proceeds will be the greater of:

•	the cash value of your Contract on the death report day; or

•

the total purchase payments you make to the Contract, reduced by partial withdrawals, credited with 5% on each Contract anniversary (until the annuitant turns age 80), up to a maximum of 200% of total purchase payments minus any partial withdrawals. (Please note that the 5% credit is not available in all states.)

If the annuitant who is an owner dies before the maturity date and on or after the seventh Contract anniversary, and if a death benefit is payable, the death benefit proceeds will be the greatest of:

•	the death benefit proceeds described above;

•	the cash value of your Contract on the seventh Contract anniversary, reduced by any partial withdrawals after the seventh Contract year;

•

if your Contract was issued before May 1, 2000, the highest annuity value as of any Contract anniversary occurring between (a) the later of May 1, 2000 and the seventh Contract anniversary and (b) the earlier of:

•	the annuitant’s date of death; or

•	the Contract anniversary nearest the annuitant’s 80th birthday. This benefit terminates at age 80.

•	if your Contract was issued on or after May 1, 2000, the highest annuity value as of any Contract anniversary occurring between the seventh Contract anniversary and the earlier of:

•	the annuitant’s date of death; or

•	the Contract anniversary nearest the annuitant’s 80th birthday. This benefit terminates at age 80.

The highest annuity value will be increased by purchase payments made and decreased by adjusted partial withdrawals taken since the Contract anniversary with the highest annuity value.

The death benefit payable, if any, on or after the maturity date depends on the annuity payment option selected. See Section 2. Annuity Payments (The Income Phase) - Fixed Annuity Payment Options and Variable Annuity Payment Options for a description of the annuity payment options. Not all payment options provide for the payment of a death benefit.

We deduct the full withdrawal charge from the death benefit if the annuitant dies and the death benefit payable is the Contract’s cash value. We will waive withdrawal charges if the beneficiary elects to apply the death benefit to a new variable annuity contract issued by Western Reserve.

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10.	Other Information

Right to Cancel Period. You may return your Contract for a refund within 10 days after you receive it or whatever longer time may be required by state law. In most states, the amount of the refund will be the total purchase payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original purchase payment(s). We determine the value of the refund as of the date we receive your written notice of cancellation and the returned Contract at our administrative office in good order. We will pay the refund within 7 days after we receive your original signature written notice of cancellation and the returned Contract. A faxed version or a copy of the written notice of cancellation will not be sufficient for us to pay a refund. The Contract will then be deemed void. In some states you may have more than 10 days and/or receive a different refund amount.

Who Should Purchase the Contract? We have designed this Contract for people seeking long-term tax-deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in. If you are purchasing the Contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, because the tax-favored arrangement itself provides tax-sheltered growth.

Additional Features. This Contract has additional features that might interest you. These include the following:

•

Reduced Minimum Initial Purchase Payment (for nonqualified Contracts): You may make a minimum initial purchase payment of $1,000, rather than $5,000, if you indicate on your application that you anticipate making minimum monthly payments of at least $100 by electronic funds transfer.

•

Systematic Partial Withdrawals: You can arrange to have money automatically sent to you while your Contract is in the accumulation period. You may take systematic partial withdrawals monthly, quarterly, semi-annually or annually without paying withdrawal charges. Amounts you receive may be included in your gross income and, in certain circumstances, may be subject to penalty taxes.

•

Dollar Cost Averaging: You can arrange to have a certain amount of money automatically transferred monthly from one or any combination of the fixed account, the Transamerica Money Market VP subaccount or Transamerica JPMorgan Core Bond VP subaccount into your choice of subaccounts. Dollar cost averaging does not guarantee a profit and does not protect against a loss if market prices decline.

•

Asset Rebalancing: We will, upon your request, automatically transfer amounts periodically among the subaccounts on a regular basis to maintain a desired allocation of the annuity value among the various subaccounts.

•

Telephone, Fax and Internet Transactions: You may make transfers, partial withdrawals, and/or change the allocation of additional purchase payments by telephone or fax. You may also make transfers and change premium payment allocations involving subaccounts through our website – www.westernreserve.com. Internet transactions are not available for transfers and changes in premium payment allocation involving the fixed account. Transfer orders made in writing, by telephone, by facsimile, or via the Internet must be received before the close of our business day, which is the same as when the NYSE closes, usually 4:00 p.m. Eastern Time. Transfer orders received at our administrative office before the NYSE closes are priced using the subaccount accumulation unit value determined at the close of that regular business session of the NYSE (usually 4:00 p.m. Eastern Time). If we receive a transfer order at our administrative office after the NYSE closes for normal trading, we will process the order using the subaccount accumulation unit value determined at the close of the next regular business session of the NYSE.

•

Nursing Care Facility Waiver: If you are confined to a nursing care facility, you may take partial withdrawals or surrender your Contract completely without paying the withdrawal charge, under certain circumstances.

•

Contract Loans (for certain qualified Contracts): If you own a qualified Contract, you may be eligible to take out Contract loans during the accumulation period, subject to certain restrictions. Penalties may apply if you fail to comply with required restrictions. See Section 7. Access to Your Money - Contract Loans for Certain Qualified Contracts for details.

•	Guaranteed Minimum Death Benefit Features:

•

Additional Benefits with Spousal Continuation: If an owner who is the annuitant dies before the maturity date, and if the surviving spouse of the deceased owner is the sole beneficiary, then the surviving spouse may continue the Contract as sole owner and annuitant. We will pay a death benefit on the death of the surviving spouse and revise the way we calculate the death benefit so that it is based on the age of the

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surviving spouse. If the surviving spouse is the sole beneficiary and elects to continue the Contract, we will adjust the annuity value as of the death report day to equal the death benefit proceeds as of the death report day, if greater.

•

Additional Death Benefit on Beneficiary’s Death: If an owner who is the annuitant dies before the maturity date, and the deceased owner’s spouse is not named as the sole beneficiary who elects to continue the Contract, then each beneficiary can elect to keep the Contract in the accumulation period (with some restrictions) and to receive his or her portion of the death benefit proceeds over a period not to exceed that beneficiary’s life expectancy (the “distribution period”). We will pay a death benefit under the Contract if the beneficiary dies during the distribution period and permit such beneficiary to name a new beneficiary. We will revise the way we calculate that death benefit so that it is based on the age of such beneficiary.

•

Multiple Beneficiaries: If an owner who is the annuitant dies before the maturity date, and the deceased owner has named multiple beneficiaries, each beneficiary may choose individually how he or she wants to receive his/her portion of the death benefit proceeds.

These features are not available in all states, may vary by state and may not be suitable for certain qualified Contracts or in your particular situation. Subject to compliance with applicable law, we may at any time discontinue offering any optional rider or feature described in this prospectus.

Certain states place restrictions on access to the fixed account, on the death benefit calculation, on the annuity payment options and on other features of the Contract. Consult your agent and the Contract for details.

Scheduled Financial Transaction Processing. We process scheduled financial transactions based on the accumulation unit values determined at the end of the business day on which we schedule the transaction. Examples of scheduled financial transactions include systematic partial withdrawals, dollar cost averaging and asset rebalancing.

A business day is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. We observe the same holidays as the NYSE. If a day on which a scheduled financial transaction would ordinarily occur falls on a day the NYSE is closed, we will process the transaction the next day that the NYSE is open.

Other Contracts. We offer other variable annuity contracts which also invest in the same portfolios of the funds. These contracts may have different charges that could affect subaccount performance and may offer different benefits more suitable to your needs. To obtain more information about these contracts, contact your agent, or call us at 1-800-851-9777 (Monday - Friday 8:30 a.m. - 7:00 p.m. Eastern Time).

State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights and issue age limitations. Please note that this prospectus describes the material rights and obligations of a contract owner, and the maximum fees and charges for all contract features and benefits are set forth in the fee table of this prospectus.

Financial Information. We have included in Appendix A a financial history of the accumulation unit values for the subaccounts available through this Contract.

11.	Inquiries

If you need additional information or want to make a transaction, please contact us at:

Western Reserve Life Assurance Co. of Ohio

Administrative Office

1-800-851-9777

(Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time)

You may check your Contract at www.westernreserve.com. We cannot guarantee that you will be able to access this site.

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Or write to us at our mailing address:

Western Reserve Life Assurance Co. of Ohio

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

Please send all premium payments, loan repayments, correspondence and notices to the mailing address.

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ANNUITY CONTRACT FEE TABLE(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time that you buy the Contract, take a loan from the Contract, partially withdraw or completely surrender the Contract, or transfer annuity value between the subaccounts and/or the fixed account. State premium taxes may also apply.

Owner Transaction Expenses

Sales Load on Purchase Payments	None
Maximum Withdrawal Charge (as a % of purchase payments)(2)(3)(4)	8%
Transfer Charge(5)	$10 after 12 per year
Loan Processing Fee(6)	$30 per loan
Special Service Fee	$0 - $25

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including portfolio fees and expenses. This table also includes the charges you would pay if you added optional riders to your Contract.

Annual Contract Charge(4)	$35 per Contract year
Separate Account Annual Expenses (as a % of average separate account value during the accumulation period)(7)
Mortality and Expense Risk Charge Administrative Charge	1.25 0.15	% %

Total Separate Account Annual Expenses	1.40%

The next table shows the lowest and highest total operating expenses charged by the portfolios for the fiscal year ended December 31, 2008. Expenses of the portfolios may be higher or lower in the future. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses(8)(9)	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.42%	2.49%

The following Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example shows the maximum costs of investing in the Contract, including Contract owner transaction expenses, the annual Contract charge, separate account charges, and highest Portfolio Operating Expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year.

Example(10)	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period.	$1195	$1797	$2416	$4143
If you annuitize* or remain invested in the Contract at the end of the applicable time period.	$395	$1197	$2016	$4143

*	You cannot annuitize your Contract before your Contract’s fifth anniversary.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

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For information concerning compensation paid for the sale of the Contracts, see “Distribution of the Contracts.”

(1)	The Fee Table applies only to the accumulation period. During the income phase, the fees may be different than those described in the fee table. See Section 5, Expenses.

(2)	We will deduct from any payment for a partial or complete surrender the charge for any extraordinary expenses we incur for expediting delivery of the payment of your partial or complete surrender – such as for wire transfers or overnight mail expenses. We charge $25 for a wire transfer and $20 ($30 for a Saturday delivery) for an overnight delivery.

(3)	The withdrawal charge decreases based on the number of years since each purchase payment was made, from 8% in the year in which the purchase payment was made to 0% in the eighth year after the purchase payment was made. To calculate withdrawal charges, the first purchase payment made is considered to come out first. This charge is waived under certain circumstances.

(4)	We may reduce or waive the withdrawal charge and the annual Contract charge for Contracts sold to groups of employees with the same employer, including our directors, officers and full-time employees, or other groups where sales to the group reduce our administrative expenses.

(5)	There are no charges for transfers from the fixed account, however, they will be counted toward the 12 free transfers allowed per Contract year. We do not currently charge for Internet transfers, although we reserve the right to do so in the future.

(6)	Loans are available only for certain qualified Contracts. The loan processing fee is not applicable in all states.

(7)	These charges apply to each subaccount. They do not apply to the fixed account. These charges apply during the accumulation period; they also apply during the income phase if you elect variable annuity income payments.

(8)	The portfolio expenses used to prepare this table were provided to Western Reserve by the fund(s), their investment advisors or managers. Western Reserve cannot independently verify the accuracy or completeness of such information. The expenses shown are those incurred for the year ended December 31, 2008. Current or future expenses may be greater or less than those shown.

(9)	The table showing the range of expenses for the portfolios takes into account the expenses of several asset allocation portfolios that are “fund of funds.” A “fund of funds” portfolio typically allocates its assets, within predetermined percentage ranges, among certain other portfolios of the TST fund. Each “fund of funds” has its own set of operating expenses, as does each of the portfolios in which it invests. In determining the range of portfolio expenses, Western Reserve took into account the information received from the TST fund on the combined actual expenses for each of the “fund of funds” and for the portfolios in which it invests, assuming a constant allocation by each “fund of funds” of its assets among the portfolios identical to its actual allocation at December 31, 2008.

(10)	The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). The annual Contract charge of $35 is reflected as an annual charge of 0.07% that is determined by dividing the total Contract charges collected during 2008 by total average net assets attributable to the Contract during 2008. Different fees and expenses not reflected in the Example may be assessed after you annuitize under a variable annuity payout option.

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1.	THE ANNUITY CONTRACT

This prospectus describes the WRL Freedom Conqueror® variable annuity contract offered by Western Reserve.

An annuity is a contract between you, the owner, and an insurance company (in this case Western Reserve), where the insurance company promises to pay the annuitant an income in the form of annuity payments. These payments begin after the maturity date. (See Section 2 below.) Until the maturity date, your annuity is in the accumulation period and the earnings generally are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the maturity date, your annuity switches to the income phase.

The Contract is a flexible payment variable deferred annuity. You can use the Contract to accumulate funds for retirement or other long-term financial planning purposes.

It is a “flexible payment” Contract because after you purchase it, you can generally make additional investments of $50 or more at any time, until the maturity date. But you are not required to make any additional investments.

The Contract is a “variable” annuity because the value of your Contract can go up or down based on the performance of your investment choices. If you select the variable investment portion of the Contract, the amount of money you are able to accumulate in your Contract during the accumulation period depends upon the performance of your investment choices. If you elect to receive variable annuity payments during the income phase of your Contract, the amount of your annuity payments will also depend upon the performance of your investment choices for the income phase.

The Contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by Western Reserve to equal at least 4% per year. There may be different interest rates for each payment or transfer you direct to the fixed account which are equal to or greater than the guaranteed rate. The interest rates we set will be credited for periods of at least one year measured from each payment or transfer date.

The fixed account is not available in all states. If your Contract was issued in New Jersey or Washington, you may not direct or transfer any money to the fixed account.

2.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the date when annuity payments start under the Contract. This is the maturity date. You can change this date by giving us 30 days written notice. The maturity date cannot be earlier than the end of the fifth Contract year. The maturity date cannot be later than the annuitant’s 90th birthday. The maturity date may be earlier for qualified Contracts.

Election of Annuity Payment Option. Before the maturity date, if the annuitant is alive, you may choose an annuity payment option or change your option. If you do not choose an annuity option by the maturity date, we will make payments under Option D (see below) as a Variable Life Income with 10 years of guaranteed payments. You cannot change the annuity payment option after the maturity date.

If you choose a variable payment option, you must specify how you want the annuity proceeds divided among the subaccounts as of the maturity date. If you do not specify, we will allocate the annuity proceeds in the same proportion as the annuity value is allocated among the investment options on the maturity date. After the maturity date, you may make transfers among the subaccounts, but you may not make transfers from or to the fixed account; we may limit subaccount transfers to one per Contract year.

Unless you specify otherwise, the annuitant named on the application will receive the annuity payments. As of the maturity date and so long as we agree, you may elect a different annuitant or add a joint annuitant who will be a joint payee under a joint and survivor life income payment option. If you do not choose an annuitant, we will consider you to be the annuitant.

Supplemental Contract. Once you annuitize and if you have selected a fixed annuity payment option, the Contract will end and we will issue a supplemental Contract to describe the terms of the option you selected. The supplemental Contract will name who will receive the annuity payments and describe when the annuity payments will be made.

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Annuity Payment Options Under the Contract

The Contract provides several annuity payment options that are described below. You may choose any annuity payment option available under your Contract. You can choose to receive payments monthly, quarterly, semi-annually, or annually.

We will use your “annuity proceeds” to provide these payments. The “annuity proceeds” is your annuity value on the maturity date, less any premium tax that may apply. If your annuity payment would be less than $20, then we will pay you the annuity proceeds in one lump sum.

Fixed Annuity Income Payments. If you choose annuity payment Option A, B or C, the dollar amount of each annuity payment will be fixed on the maturity date and guaranteed by us. The payment amount will generally depend on the following:

•	the amount of the annuity proceeds on the maturity date;

•	the interest rate we credit on those amounts; and

•	the specific payment option you choose.

Variable Annuity Income Payments. If you choose variable annuity payment Option D or E, the dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the Contract. The dollar amount of each additional variable payment will vary based on the investment performance of the subaccount(s) you invest in and the Contract’s assumed investment return of 5%. The dollar amount of each variable payment after the first may increase, decrease or remain constant. If, after all charges are deducted, the actual investment performance exactly matches the Contract’s assumed investment return of 5% at all times, then the dollar amount of the next variable annuity payment would remain the same. If actual investment performance, after all charges are deducted, exceeds the assumed investment return, then the dollar amount of the variable annuity payments would increase. But, if actual investment performance, less charges, is lower than the 5% assumed investment return, then the dollar amount of the variable annuity payments would decrease. The portfolio in which you are invested must grow at a rate at least equal to the 5% assumed investment return (plus the mortality and expense risk charge of 1.25% and the administrative charge of 0.15% annually) in order to avoid a decrease in the dollar amount of variable annuity payments. For more information on how variable annuity income payments are determined, see the SAI.

If you elect a variable annuity payment option, we deduct a daily mortality and expense risk charge of 1.25% and an administrative charge of 0.15% annually from your subaccount assets.

The annuity payment options are explained below. Some of the annuity payment options may not be available in all states. Options A, B, and C are fixed only. Options D and E are variable only.

Fixed Annuity Payment Options

Payment Option A — Fixed Installments. We will pay the annuity in equal payments over a fixed period of 5, 10, 15 or 20 years or any other fixed period acceptable to Western Reserve.

Payment Option B — Life Income: Fixed Payments.

•	No Period Certain: We will make level payments only during the annuitant’s lifetime;

•	10 Years Certain: We will make level payments for the longer of the annuitant’s lifetime or 10 years; or

•	Guaranteed Return of Annuity Proceeds: We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuity proceeds.

Payment Option C — Joint and Survivor Life Income: Fixed Payments. We will make level payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.

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For more information on how the fixed annuity payments are determined, see the SAI.

Variable Annuity Payment Options

Payment Option D — Variable Life Income. The annuity proceeds are used to purchase variable annuity units in the subaccounts you select. You may choose between:

•	No Period Certain: We will make variable payments only during the annuitant’s lifetime; or

•	10 Years Certain: We will make variable payments for the longer of the annuitant’s lifetime or 10 years.

Payment Option E — Variable Joint and Survivor Life Income. We will make variable payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.

Other annuity payment options may be arranged by agreement with us.

If your Contract is a qualified contract, payment option A may not satisfy minimum required distribution rules. Consult a tax advisor before electing that option.

Note Carefully: The death benefit payable after the maturity date will be affected by the annuity option you choose.

If:

•	you choose Life Income with No Period Certain or a Joint and Survivor Life Income (fixed or variable); and

•	the annuitant(s) dies, for example, before the due date of the second annuity payment;

Then:

•	we may make only one annuity payment and there will be no death benefit payable.

If:

•	you choose Fixed Installments, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Annuity Proceeds, or Variable Life Income with 10 Years Certain; and

•	the person receiving payments dies prior to the end of the guaranteed period;

Then:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their value (determined at the date of death) may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the annuitant’s address of record. The annuitant is responsible for keeping Western Reserve informed of the annuitant’s current address of record.

3.	PURCHASE

Contract Issue Requirements

We will not issue a Contract unless:

•	we receive the information we need to issue the Contract at our administrative office in good order;

•	we receive a minimum initial purchase payment (except for 403(b) Contracts); and

•	you are age 85 or younger and the annuitant is age 80 or younger.

We may reject any application or purchase payments for any reason permitted by law.

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Purchase Payments

You should make checks or drafts for purchase payments payable only to “Western Reserve Life” and send them to our administrative office. Your check or draft must be honored in order for us to pay any associated payments and benefits due under the Contract.

We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to “Western Reserve Life”, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or a transfer from other financial institutions. Any third party checks not accepted by the company will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

Initial Purchase Payments

The initial purchase payment for nonqualified Contracts must be at least $5,000. However, you may make a minimum initial purchase payment of $1,000, rather than $5,000, if you indicate on your application that you anticipate making minimum monthly payments of at least $100 by electronic funds transfer. For traditional or Roth IRAs, the minimum initial purchase payment is $1,000 and for qualified Contracts other than traditional or Roth IRAs, the minimum initial purchase payment is $50.

We will credit your initial purchase payment to your Contract within two business days after the day we receive it and your complete Contract information at our administrative office in good order. If we are unable to credit your initial purchase payment, we (or your agent) will contact you within five business days and explain why. We will also return your initial purchase payment at that time unless you tell us (or your agent) to keep it and to credit it as soon as we receive all necessary application information.

The date on which we credit your initial purchase payment to your Contract is generally the Contract date. If the date we credit your premium to the contract falls on the 29th, 30th or 31st day of the month, your Contract date will be the 28th day of the month. The Contract date is used to determine Contract years, Contract months and Contract anniversaries.

Although we do not anticipate delays in processing your application, we may experience delays if agents fail to forward applications and purchase payments to our administrative office in a timely manner.

If you wish to make purchase payments by bank wire, please contact our administrative office at 1-800-851-9777 (Monday – Friday 8:30 a.m. – 7:00 p.m. Eastern Time).

Additional Purchase Payments

You are not required to make any additional purchase payments. However, you can generally make additional purchase payments as often as you like during the lifetime of the annuitant and prior to the maturity date. We will accept purchase payments by bank wire or by check. Additional purchase payments must be at least $50 ($100 monthly in the case of nonqualified Contracts with a $1,000 initial purchase payment and $1,000 if by wire). We will credit any additional purchase payments you make to your Contract at the accumulation unit value computed at the end of the business day on which we receive them at our administrative office in good order. Our business day closes when the NYSE closes, usually at 4:00 p.m. Eastern Time. If we receive your purchase payments after the close of our business day, we will calculate and credit them as of the close of the next business day.

Maximum Total Purchase Payments

We reserve the right to reject cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for all contracts with the same owner or same annuitant.

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Allocation of Purchase Payments

On the Contract date, we will allocate your purchase payment to the investment choices you selected on your application. Your allocation must be in whole percentages and must total 100%. We will allocate additional purchase payments as you selected on your application, unless you request a different allocation.

You may change allocations for future additional purchase payments by writing or by telephoning the administrative office or by visiting our website – www.westernreserve.com, subject to the limitations described under Section 4. Investment Choices – Telephone, Fax and Internet Transactions. The allocation change will apply to purchase payments received after the date we receive the change request at our administrative office in good order.

You should review periodically how your payments are divided among the subaccounts because market conditions and your overall financial objectives may change.

Right to Cancel Period

You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will be the total purchase payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original purchase payment(s). We determine the value of the refund as of the date we receive your written notice of cancellation and the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days and/or receive a different refund amount.

Annuity Value

You should expect your annuity value to change from valuation period to valuation period to reflect the investment performance of the portfolios, the interest credited to your value in the fixed account, and the fees and charges we deduct. A valuation period begins at the close of regular trading on each business day and ends at the close of regular trading on the next succeeding valuation date. A valuation date is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. We observe the same holidays as the NYSE.

Accumulation Units

We measure the value of your Contract during the accumulation period by using a measurement called an accumulation unit. During the income phase, we use a measurement called an annuity unit. When you direct money into a subaccount, we credit your Contract with accumulation units for that subaccount. We determine how many accumulation units to credit by dividing the dollar amount you direct to the subaccount by the subaccount’s accumulation unit value as of the end of that valuation date. If you withdraw or transfer out of a subaccount, or if we assess a transfer charge, annual Contract charge, or any withdrawal charge, we subtract accumulation units from the subaccounts using the same method.

Each subaccount’s accumulation unit value was set at $10 when the subaccount started. We recalculate the accumulation unit value for each subaccount at the close of each valuation date. The new accumulation unit value reflects the investment performance and the fees and expenses of the underlying portfolio and the daily deduction of the mortality and expense risk charge and the administrative charge. For a detailed discussion of how we determine accumulation unit values, see the SAI.

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4.	INVESTMENT CHOICES

The Separate Account

Currently the following underlying fund portfolios are offered through this Contract.

TRANSAMERICA SERIES TRUST – INITIAL CLASS

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica Asset Allocation – Moderate Growth VP

Transamerica International Moderate Growth VP

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Value VP

Subadvised by ING Clarion Real Estate Securities, L.P.

Transamerica Clarion Global Real Estate Securities VP

Subadvised by Federated Equity Management Company of Pennsylvania

Transamerica Federated Market Opportunity VP

Subadvised by JPMorgan Investment Advisors, Inc.

Transamerica JPMorgan Core Bond VP

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Enhanced Index VP

Subadvised by ClearBridge Advisors, LLC

Transamerica Legg Mason Partners All Cap VP

Subadvised by MFS® Investment Management

Transamerica MFS High Yield VP

Transamerica MFS International Equity VP

Subadvised by Columbia Management Advisors, LLC

Transamerica Marsico Growth VP

Subadvised by Munder Capital Management

Transamerica Munder Net50 VP

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Equity Income VP

Transamerica T. Rowe Price Small Cap VP

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC

Transamerica Templeton Global VP

Subadvised by Third Avenue Management LLC

Transamerica Third Avenue Value VP

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP

Transamerica Convertible Securities VP

Transamerica Equity VP

Transamerica Growth Opportunities VP

Transamerica Money Market VP

Transamerica Science & Technology VP

Transamerica Small/Mid Cap Value VP

Transamerica U.S. Government Securities VP

Transamerica Value Balanced VP

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Van Kampen Large Cap Core VP(1)

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Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP

TRANSAMERICA SERIES TRUST – SERVICE CLASS

Managed by AEGON USA Investment Management, LLC.

Transamerica Index 50 VP

Transamerica Index 75 VP

PROFUNDS(2)

Managed by ProFund Advisors LLC

ProFund VP Asia 30

ProFund VP Basic Materials

ProFund VP Bull

ProFund VP Consumer Services

ProFund VP Emerging Markets

ProFund VP Europe 30

ProFund VP Falling U.S. Dollar

ProFund VP Financials

ProFund VP International

ProFund VP Japan

ProFund VP Mid-Cap

ProFund VP Money Market

ProFund VP NASDAQ-100

ProFund VP Oil & Gas

ProFund VP Pharmaceuticals

ProFund VP Precious Metals

ProFund VP Short Emerging Markets

ProFund VP Short International

ProFund VP Short NASDAQ-100

ProFund VP Short Small-Cap

ProFund VP Small-Cap

ProFund VP Small-Cap Value

ProFund VP Telecommunications

ProFund VP UltraSmall-Cap

ProFund VP U.S. Government Plus

ProFund VP Utilities

ACCESS ONE TRUST(2)

Managed by ProFund Advisors LLC

Access VP High Yield FundSM

(1)	Transamerica Capital Guardian U.S. Equity merged into Transamerica Van Kampen Large Cap Core VP.

(2)	The ProFunds and Access portfolios permit frequent transfers and investors in these portfolios may bear the additional costs and investment risks of frequent transfers.

The following subaccounts are only available to owners that held an investment in the subaccounts on May 1, 2003.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity – VIP Equity-Income Portfolio

Fidelity – VIP Contrafund® Portfolio

Fidelity – VIP Growth Opportunities Portfolio

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The following subaccount is closed to new investment as of December 12, 2005.

TRANSAMERICA SERIES TRUST – INITIAL CLASS

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Mid Cap Value VP

The general public may not purchase these portfolios. Their investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or sub-adviser that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual funds will be comparable to those portfolios offered by this prospectus.

There is no assurance that a portfolio will achieve its stated objective(s). For example, during extended periods of low interest rates, the yield of a money market subaccount may become extremely low and possibly negative. More detailed information may be found in the fund prospectuses that accompany this prospectus. You should read the fund prospectuses carefully before you invest.

Please contact our administrative office at 1-800-851-9777 (Monday - Friday 8:30 a.m. - 7:00 p.m. Eastern Time) or visit our website (www.westernreserve.com) to obtain an additional copy of the fund prospectuses containing more complete information concerning the funds and portfolios.

Selection of Underlying Portfolios

The underlying portfolios offered through this product are selected by Western Reserve, and Western Reserve may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) portfolios at least in part because they are managed by Transamerica Asset Management, Inc. (“TAM”), our directly owned subsidiary.

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you, including each fund’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio. After you select portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your Contract resulting from the performance of the Portfolios you have chosen.

We do not recommend or endorse any particular portfolio and we do not provide investment advice.

We do not guarantee that each portfolio will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable laws, to add new portfolios or portfolio classes, close existing portfolios or portfolio classes to allocations of new premiums by existing owners or new Contract owners at any

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time, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios or portfolio classes may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by applicable law.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

Addition, Deletion or Substitution of Investments

We reserve the right, subject to compliance with applicable law, to add, remove or combine subaccounts, and substitute the shares that are held by the separate account for shares of another portfolio, at our discretion. We reserve the right to eliminate the shares of any portfolios of a fund and to substitute shares of another portfolio of a fund (or of another open-end registered investment company) if the shares of a portfolio are no longer available for investment or, if in our judgment further investment in any portfolio should become inappropriate in view of the purposes of the separate account. We will not, however, substitute shares attributable to an owner’s interest in a subaccount without notice to, and prior approval of, the Securities and Exchange Commission (the “SEC”) to the extent required by the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law.

We also reserve the right to establish additional subaccounts, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with a specified investment objective. New subaccounts may be established when, in the sole discretion of Western Reserve, marketing, tax, investment or other conditions warrant, and any new subaccounts will be made available to existing owners on a basis to be determined by Western Reserve. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant. In the event any subaccount is eliminated, Western Reserve will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Similarly, Western Reserve may, at its discretion, close a subaccount to new investment (either transfers or premium payments). Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation be invested in the subaccount that invests in the Transamerica Money Market VP Fund (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Western Reserve will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, we may make such changes in the Contracts and other annuity contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by us to be in the best interests of persons having voting rights under the Contracts, the separate account may be operated as a management company under the 1940 Act, or subject to any required approval, it may be deregistered under the 1940 Act in the event such registration is no longer required.

We reserve the right to change the investment objective of any subaccount. Additionally, if required by law or regulation, we will not materially change an investment objective of the separate account or of a portfolio designated for a subaccount unless a statement of change is filed with and approved by the appropriate insurance official of the state of Western Reserve’s domicile, or deemed approved in accordance with such law or regulation.

The Fixed Account

Purchase payments you allocate to and amounts you transfer to the fixed account become part of the general account of Western Reserve. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, neither the general account nor any interests in the general account is generally subject to the provisions of the 1933 Act or 1940 Act. Western Reserve has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus which relates to the fixed account.

We guarantee that the interest credited to the fixed account will not be less than 4% per year. We have no formula for determining fixed account interest rates. We establish the interest rate, at our sole discretion, for each purchase payment or transfer into the fixed account. Rates are guaranteed for at least one year, but will never be less than 4% per year.

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Any money you allocate or transfer to the fixed account will be placed with the other general assets of Western Reserve. All assets in our general account are subject to the general liabilities of our business operations. The amount of money you are able to accumulate in the fixed account during the accumulation period depends upon the total interest credited. The amount of annuity payments you receive during the income phase under a fixed annuity option will remain level for the entire income phase.

When you request a transfer or if we consent to a partial withdrawal, from the fixed account, we will account for it on a first-in, first-out (“FIFO”) basis, for purposes of crediting your interest. This means that we will take the deduction from the oldest money you have put in the fixed account. You may transfer money from the fixed account to the subaccounts once during each Contract year, subject to certain restrictions. You may not transfer money between the fixed account and the subaccounts during the income phase. You may not make partial withdrawals from the fixed account unless we consent.

Transfers

During the accumulation period, you or your agent/registered representative of record may make transfers from any subaccount. However, if you elect the asset rebalancing program, you may not make any transfers if you want to continue in the program. A transfer would automatically cancel your participation in the asset rebalancing program.

Currently, we allow you to transfer up to 100% of the amount in the fixed account. However, we reserve the right to require that you comply with one or more of the following:

•	That you only make one transfer per Contract year. This restriction does not apply to dollar cost averaging;

•	That you request transfers from the fixed account in writing;

•	That you only make transfers from the fixed account during the 30 days following each contract anniversary; and

•	That you limit the maximum amount you transfer from the fixed account to the greater of:

•	25% of the amount in the fixed account; or

•	the amount you transferred from the fixed account in the immediately prior Contract year.

Before effecting any of these requirements, we will notify you in writing, and they will apply uniformly to all Owners.

Except when used to pay premiums, we may also defer payment of any amounts from the fixed account for no longer than six months after we receive written notice of your request for the transfer. Transfers from the fixed account are not available through our Internet website.

During the income phase of your Contract, you may transfer values from one subaccount to another. No transfers may be made to or from the fixed account during the income phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the variable annuity units in the subaccount from which the transfer is being made. We may limit subaccount transfers to one per Contract year. We may limit subaccount transfers to once per Contract year.

The fixed account is not available in all states. If your Contract was issued in New Jersey or Washington, you may not transfer any of their Contract value to the fixed account.

Transfers may be made by telephone, fax or Internet, subject to limitations described under Section 4. Investment Choices – Telephone, Fax and Internet Transactions. We consider all transfers made in any one day to be a single transfer.

If you make more than 12 transfers from the subaccounts in any Contract year, we will charge you $10 for each additional transfer you make during that year. There is no charge for transfers from the fixed account, however, they will be counted toward the 12 free transfers allowed per Contract year. We do not currently charge for Internet transfers, although we reserve the right to do so in the future.

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Transfers to and from the subaccounts will be processed based on the accumulation unit values determined at the end of the business day on which we receive your written, telephoned, or faxed request at our administrative office, provided we receive your request at our administrative office in good order before the close of our business day (usually 4:00 p.m. Eastern Time). If we receive your request at our administrative office at or after the close of our business day, we will process the transfer request using the accumulation unit value for the next business day.

Market Timing and Disruptive Trading

The market timing policy and the related procedures (discussed below) do not apply to the ProFunds or Access subaccounts because the corresponding portfolios are specifically designed to accommodate frequent transfer activity. If you invest in the ProFunds or Access subaccounts, you should be aware that you may bear the costs and increased risks of frequent transfers discussed below.

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders (frequent transfers are considered to be disruptive). Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other contract owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all contract owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us (except in the ProFunds or Access subaccounts as discussed above) if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be

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“expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by standard U.S. Postal Service first class mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some contract owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some contract owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected. If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment advisor in providing these services.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers; or

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such contract owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other contract owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options

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under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Contract owners should be aware that we may not have the contractual ability or the operational capacity to monitor Contract owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, Contract owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Contract owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual contract owners, and to restrict or prohibit further purchases or transfers by specific contract owners identified by an underlying fund portfolio as violating the frequent trading policies established for that portfolio.

Omnibus Orders. Contract owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

ProFunds and Access Subaccounts. The restrictions above do not apply to ProFunds or Access subaccounts. Because the above restrictions do not apply to the ProFunds or Access subaccounts, they may have a greater risk than others of suffering from the harmful effects of market timing and disruptive trading, as discussed above (i.e., dilution, an adverse effect on portfolio management, and increased expenses).

Dollar Cost Averaging Program

Dollar cost averaging allows you to transfer systematically a specific amount each month from the fixed account, the Transamerica Money Market VP subaccount, the Transamerica JPMorgan Core Bond VP subaccount, or any combination of these accounts to a different subaccount. You may specify the dollar amount to be transferred monthly; however, you must transfer a total of $1,000 monthly ($500 for New Jersey residents). To qualify, a minimum of $10,000 must be in each subaccount from which we make transfers.

You may request dollar cost averaging at any time. To enter into dollar cost averaging, you must submit a completed request form, signed by the owner, to us at our administrative office in good order. There is no charge for this program. However, these transfers do count towards the 12 free transfers allowed during each Contract year.

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If you make dollar cost averaging transfers from the fixed account, each month you may transfer no more than 1/10th of the dollar amount in the fixed account on the date you start dollar cost averaging. (Please note, a Dollar Cost Averaging Program will not begin on the 29th, 30th, or 31st of the month. If a program would have started on one of these dates, it will start on the 1st business day of the following month.)

By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the portfolios only when the price is high. Dollar cost averaging does not guarantee a profit and it does not protect you from loss if market prices decline.

We reserve the right to discontinue offering dollar cost averaging 30 days after we send notice to you. Dollar cost averaging is not available if you have elected the asset rebalancing program or if you elect to participate in any asset allocation service provided by a third party.

Dollar Cost averaging will terminate if we receive (at our mailing office) your or your authorized registered representative request to cancel your participation or the value in the account from which we make the transfers is depleted.

If we receive additional premium payments after a Dollar Cost Averaging program is completed; the additional premium will be allocated according to the current payment allocations at that time and will not reactivate a completed Dollar Cost Averaging program. New Dollar Cost Averaging instructions will be required to Dollar Cost Average this additional premium.

Asset Rebalancing Program

During the accumulation period you can instruct us to rebalance automatically the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing. To enter into asset rebalancing, you must submit a completed request form, signed by the owner to our mailing office. To end participation in asset rebalancing, you or your authorized registered representative may call or write to our mailing office. Entrance to the asset rebalancing program is limited to once per Contract year. However, we will not rebalance if you are in the dollar cost averaging program or systematic partial withdrawal program, if you elect to participate in any asset allocation service provided by a third party or if you request any other transfer or if we receive your request to discontinue participation at our administrative office. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

If you request the Asset Rebalancing program, we will change your future payment allocation to match the subaccounts in your Asset Rebalancing Program.

To qualify for asset rebalancing, a minimum annuity value of $10,000 is required. Any annuity value in the fixed account value may not be included in the asset rebalancing program. Asset rebalancing does not guarantee gains, nor does it assure that any subaccount will not have losses.

There is no charge for this program. However, each reallocation which occurs under asset rebalancing will be counted towards the 12 free transfers allowed during each Contract year.

We reserve the right to discontinue, modify or suspend the asset rebalancing program at any time.

Telephone, Fax and Internet Transactions

You may make transfers, change the allocation of additional purchase payments and request partial withdrawals by telephone. Telephonic partial withdrawals are not allowed in the following situations:

•	for qualified Contracts (except IRAs);

•	if the amount you want to withdraw is greater than $50,000; or

•	if the address of record has been changed within the past 10 days.

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Upon instructions from you, the registered representative/agent of record for your Contract may also make telephonic transfers or partial withdrawals for you. If you do not want the ability to make transfers or partial withdrawals by telephone, you should notify us in writing.

You may make telephonic transfers, allocation changes or request partial withdrawals by calling our toll-free number, 1-800-851-9777 (Monday – Friday 8:30 a.m. – 7:00 p.m. Eastern Time). You will be required to provide certain information for identification purposes when you request a transaction by telephone. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. Telephone transfers for contracts owned by trusts will only be allowed if a current trust certification form with a signature guarantee is on file at our administrative office. If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent transactions.

Telephone, fax and Internet orders must be received at our administrative office before 4:00 p.m. Eastern Time to receive same-day pricing. Orders received at our office at or after 4:00 p.m. Eastern Time will receive the price computed at the end of the next business day.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders.

Please use the following fax numbers for the following types of transactions:

•

To request a transfer, please fax your request to us at 727-299-1648. We will not be responsible for same-day processing of transfers if you fax your transfer request to a number other than this fax number; and

•

To request a partial withdrawal, please fax your request to us at 727-299-1620. We will not be responsible for same-day processing of partial withdrawals if you fax your partial withdrawal request to a number other than this fax number.

You may make transfers and change premium allocations through our website – www.westernreserve.com.

We will not be responsible for transmittal problems which are not reported to us by the following business day. Any reports must be accompanied by proof of the faxed transmittal.

We cannot guarantee that telephone, fax or Internet transactions will always be available. For example, our administrative office may be closed during severe weather emergencies or there may be interruptions in telephone service or problems with computer systems that are beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. Outages or slowdowns may prevent or delay our receipt of your request.

In addition, you should protect your personal identification number (“PIN”) because self-service options will be available to your agent of record and to anyone who provides your PIN. We will not be able to verify that the person providing instructions via an automated telephone or online system is you or is authorized to act on your behalf.

We may discontinue the availability of telephone, fax or Internet transactions at any time.

Third Party Investment Services

Western Reserve or an affiliate may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ.

Western Reserve does not engage any third parties to offer investment allocation services of any type, so that persons or firms offering such services do so independent from any agency relationship they may have with Western Reserve for the sale of Contracts. Western Reserve, therefore, takes no responsibility for the investment allocations and transfers transacted on your behalf by such third parties or any investment allocation recommendations made by such parties.

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Western Reserve does not currently charge you any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.

Note carefully:

•	Western Reserve does not offer, and does not engage any third parties to offer, investment allocation services of any type for use with the Contract.

•

Western Reserve is not party to any agreement that you may have with any third parties that offer investment allocation services for use with your Contract. Western Reserve is not responsible for any recommendations such investment advisers make, any investment strategies they choose to follow, or any specific transfers they make on your behalf.

•	Any fee that is charged by third parties offering investment allocation services for use with your Contract is in addition to the fees and expenses that apply under your Contract.

•	If you make withdrawals of policy value to pay advisory fees, then taxes may apply to any such withdrawals and tax penalties may be assessed on withdrawals made before you attain age 59 1/2.

5.	EXPENSES

There are charges and expenses associated with your Contract that reduce the return on your investment in the Contract. Unless we indicate otherwise, the expenses described below apply only during the accumulation period. The charges we deduct are used to pay aggregate Contract costs and expenses that we incur in providing the services and benefits under the Contract and assuming the risks associated with the Contract and riders. The charges may result in a profit to us.

Mortality and Expense Risk Charge

We charge a fee as compensation for bearing certain mortality and expense risks under the Contract. Examples include a guarantee of annuity rates, the death benefits, certain Contract expenses, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the Contract. The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily net assets that you have invested in each subaccount. This charge is deducted daily from the subaccounts during both the accumulation period and the income phase.

If these charges do not cover our actual mortality and expense risk costs, we absorb the loss. Conversely, if these charges more than cover actual costs, the excess is added to our surplus. We expect to profit from these charges. We may use any profits to cover distribution costs.

Administrative Charge

We deduct an annual administrative charge to partially cover the costs of administering the Contracts. This charge is assessed daily and is equal to 0.15% per year of the daily net assets that you have invested in each subaccount.

Annual Contract Charge

We deduct an annual Contract charge of $35 from your annuity value on each Contract anniversary during the accumulation period and at surrender. We deduct this charge from the fixed account and each subaccount in proportion to the amount of annuity value in each account. We deduct the charge to cover our costs of administering the Contract.

Transfer Charge

You are allowed to make 12 free transfers among the subaccounts per Contract year. If you make more than 12 transfers per Contract year, we charge $10 for each additional transfer. We deduct the charge from the amount transferred. Dollar cost averaging transfers and asset rebalancing are considered transfers. All transfer requests made on the same day are treated as a single request. There is no charge for transfers from the fixed account,

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however, they will be counted towards the 12 free allowed per Contract year. We do not currently charge for Internet transfers, although we reserve the right to do so in the future. We deduct the charge to compensate us for the cost of processing the transfer.

Loan Processing Fee

If you take a Contract loan, we will impose a $30 loan processing fee. We deduct this fee from the loan amount. This fee is not applicable in all states. This fee covers loan processing and other expenses associated with establishing and administering the loan reserve. Only certain types of qualified Contracts can take Contract loans.

Premium Taxes

Some states assess premium taxes on the purchase payments you make. A premium tax is a regulatory tax that some states assess on the purchase payments made into a contract. If we should have to pay any premium tax, we may deduct the tax from each purchase payment or from the accumulation unit value as we incur the tax. We may deduct the total amount of premium taxes, if any, from the annuity value when:

•	you elect to begin receiving annuity payments;

•	you surrender the Contract;

•	you request a partial withdrawal; or

•	a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the Contract for any taxes we incur because of the Contract. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Withdrawal Charge

During the accumulation period, except under certain qualified Contracts, you may withdraw part or all of the Contract’s annuity value. We impose a withdrawal charge to help us recover sales expenses, including broker/dealer compensation and printing, sales literature and advertising costs. We expect to profit from this charge. We deduct this charge from your annuity value at the time you request a partial withdrawal or complete surrender.

If you take a partial withdrawal or if you surrender your Contract completely, we will deduct a withdrawal charge of up to 8% of purchase payments withdrawn within seven years after we receive a purchase payment. We calculate the withdrawal charge on the full amount we must withdraw from your annuity value in order to pay the withdrawal amount, including the withdrawal charge. To calculate withdrawal charges, we treat withdrawals as coming first from the oldest purchase payment, then the next oldest and so forth.

For the first withdrawal you make in any Contract year, we waive that portion of the withdrawal charge that is based on the first 10% of your Contract’s annuity value at the time of the withdrawal. Amounts of the first withdrawal in excess of the first 10% of your Contract’s annuity value and all subsequent withdrawals you make during the Contract year will be subject to a withdrawal charge.

We will deduct the full withdrawal charge if you surrender your Contract completely; the 10% waiver will not apply to complete surrenders. We do not assess withdrawal charges when you annuitize or for systematic partial withdrawals. We waive the withdrawal charge under certain circumstances (see below).

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We will deduct the full withdrawal charge from the death benefit if the annuitant dies and the death benefit payable is the Contract’s cash value.

The following schedule shows the withdrawal charges that apply during the seven years following each purchase payment:

Number of Years From Receipt of Each Purchase Payment	Withdrawal Charge
0 – 1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
Over 7	0%

For example, assume your Contract’s annuity value is $100,000 at the end of the second year since your initial purchase payment and you withdraw $30,000 as your first withdrawal of the Contract year. Because the $30,000 is more than 10% of your Contract’s annuity value ($10,000), you would pay a withdrawal charge of $1,505.37 on the remaining $20,000 (7% of $21,505.37, which is $20,000 plus the $1,505.37 withdrawal charge).

On a complete surrender, we deduct withdrawal charges on the amount of purchase payments paid that are subject to the withdrawal charge. For example, assume your initial purchase payment was $100,000, you have taken no partial withdrawals that Contract year, your annuity value is $106,000 in the second Contract year and you request a complete surrender. You would pay a withdrawal charge of $7,000 on the $100,000 purchase payment, (7% of $100,000). Likewise, if there was a market loss and you requested a complete surrender (annuity value is $80,000), you would pay a withdrawal charge of $7,000 (7% of $100,000).

Keep in mind that withdrawals may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, withdrawals are considered to come from earnings first.

Systematic Partial Withdrawals. During any Contract year, you may make systematic partial withdrawals on a monthly, quarterly, semi-annual or annual basis without paying withdrawal charges. Systematic partial withdrawals must be at least $200 ($50 if by direct deposit). The amount of the systematic partial withdrawal may not exceed 10% of the annuity value at the time the withdrawal is made, divided by the number of withdrawals made per calendar year. We reserve the right to discontinue systematic partial withdrawals if any withdrawal would reduce your annuity value below $5,000.

You may elect to begin or discontinue systematic partial withdrawals at any time. However, we must receive written notice at least 30 days prior to the date systematic partial withdrawals are to be discontinued. (Additional limitations apply. See Section 7. Access to Your Money - Systematic Partial Withdrawals.)

Nursing Care Facility Waiver. If your Contract contains a nursing care facility waiver, we will waive the withdrawal charge, provided:

•	you have been confined to a nursing care facility for 30 consecutive days or longer;

•	your confinement began after the Contract date; and

•	you provide us with written evidence of your confinement within two months after your confinement ends.

We will waive the withdrawal charge under this waiver only for partial withdrawals and complete surrenders made during your confinement or within two months after your confinement ends. This waiver is not available in all states.

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Portfolio Management Fees

The value of the assets in each subaccount is reduced by the management fees and expenses paid by the portfolios. Some portfolios also deduct 12b-1 fees from portfolio assets. These fees and expenses reduce the value of your portfolio shares. A description of these fees and expenses is foundin the fund prospectuses.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•

Rule 12b-1 Fees. Our affiliate Transamerica Capital, Inc. (“TCI”) is the principal underwriter for the contracts. TCI receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable annuity products are then credited to us as an administrative expense. These fees range from 0.00% to 0.25% of the average daily assets of the certain portfolios attributable to the Contracts and to certain other variable annuity and insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Service Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser realized on the advisory fee deducted from underlying fund portfolio assets. Contract owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular portfolios attributable to the Contract and to certain other variable annuity and insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Service Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to

Western Reserve and TCI

Fund	Maximum Fee % of assets(1)
Access One Trust	0.50%
Transamerica Series Trust(2)	0.25%
ProFunds	0.50%
Variable Insurance Products Fund (Fidelity)(3)	0.35%

(1)

Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this contract and under certain other variable insurance products offered by our affiliates and us. We and TCI may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we and TCI provide.

(2)

Because Transamerica Series Trust (“TST”) is managed by Transamerica Asset Management, Inc. (“TAM”), an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the contractholders who invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2008 we received $18,513,307.29 from TAM pursuant to these benefits. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

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(3)	We receive this percentage once $100 million in fund shares are held by the subaccounts of Western Reserve and its affiliates.

•

Other payments. We and our affiliates, including Transamerica Capital, Inc. (“TCI”), InterSecurities, Inc. (“ISI”), and World Group Securities (“WGS”), also directly or indirectly receive additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Contract owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying portfolios (or their affiliates) (1) may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees; (2) may pay ISI varying amounts to obtain access to ISI’s wholesaling and selling representatives; (3) may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the portfolios and to cooperate with their promotional efforts; and (4) may reimburse our affiliated selling firms for exhibit booths and other items at national conferences of selling representatives. The amounts may be significant and provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the Contract.

For the calendar year ended December 31, 2008, TCI received revenue sharing payments ranging from $4,000 to $35,295 (for a total of $418,058) from the following Fund managers and/or sub-advisers to participate in TCI’s events: AIM Advisors, Inc., Alliance Capital Management L.P., American Century Investment Management, Inc., BlackRock Investment Management, LLC., Columbia Management Advisors, Inc., Dreyfus, Evergreen Investments, Federated Investment Management Company, Fidelity Management and Research Company, Franklin Templeton Services, LLC, ING Clarion Real Estate Securities, Janus Capital Management, LLC, Jennison Associates LLC, JPMorgan Investment Management, Inc., Lehman Brothers, MFS Investment Management, Oppenheimer Funds, Inc., Pacific Investment Management Company LLC, Putnam, Schroders, T. Rowe Price Associates, Inc., Transamerica Investment Management, LLC, Morgan Stanley Investment Management, Inc., Van Kampen Asset Management, Vanguard, and ClearBridge Advisors, LLC.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the contract, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the Contracts, see “Distribution of the Contracts” in this prospectus.

6.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuity Contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity contract until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified contract, the contract will generally not be treated as an annuity for tax purposes and tax deferral will not apply.

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There are different rules as to how you will be taxed depending on how you take the money out and the type of contract—qualified or nonqualified.

You will generally not be taxed on increases in the value of your contract until a distribution occurs (either as a partial withdrawal, surrender, or as annuity payments).

Qualified and Nonqualified Contracts

If you purchase the contract under an individual retirement annuity, a 403(b) plan, a 457 plan, or a pension or profit sharing plan, your contract is referred to as a qualified contract.

Qualified contracts are issued in connection with the following:

•

Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract. A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•

Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the contract on a pre-tax basis. Pursuant to new tax regulations, starting January 1, 2009 the Contract is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) Contracts. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from an existing 403(b) policy comply with applicable tax requirements before we process your request.

•

Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the contract during any year;

•	the time when amounts can be paid from the contract; and

•	the amount of any death benefit that may be allowed.

Other restrictions may apply including terms of the plan in which you participate. Optional death benefit features in some cases may exceed the greater of the premium payments or the contract value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the contract in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the contract, if any, comport with IRA qualification requirements.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified contract. There are limits on the amount of contributions you can make to a qualified contract.

If you purchase the contract as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your contract is referred to as a nonqualified contract.

Partial Withdrawals and Surrenders—Qualified Contracts Generally

In the case of a withdrawal under a qualified contract, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

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In addition, a penalty tax may be assessed on amounts partially withdrawn or surrendered from the contract prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the contract by a certain date. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover. The terms of the plan may limit the rights otherwise available to you under the contract. We have provided more information in the SAI.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

You should consult your legal counsel or tax adviser if you are considering purchasing a contract for use with any qualified retirement plan or arrangement.

Partial Withdrawals and Surrenders—403(b) Contracts

The rules described above for qualified policies generally apply to 403(b) policies. However, specific rules apply to surrenders from certain 403(b) policies. Partial withdrawals and surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only partially withdraw or surrender the premium payments and not any earnings.

Please Note: In some instances the signature of the employer may be required.

For Contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a withdrawal or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies.

Partial Withdrawals and Surrenders—Nonqualified Contracts

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified contract before the annuity commencement date, the Internal Revenue Code treats that partial withdrawal or surrender as first coming from earnings and then from your premium payments. When you make a partial withdrawal or surrender you are taxed on the amount of the partial withdrawal or surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior partial withdrawals or portions thereof that were not taxable). In general loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

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The Internal Revenue Code also provides that partially withdrawn or surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some partial withdrawals and surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•

Fixed payments—by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•

Variable payments—by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the contract’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

Transfers, Assignments or Exchanges of Contracts

A transfer of ownership or assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

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Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The contract must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the contract to attempt to maintain favorable tax treatment.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity contract purchase.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation, regulation or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the contract.

We have the right to modify the contract to meet the requirements of any applicable laws or regulations, including legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the contract.

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Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

7.	ACCESS TO YOUR MONEY

Partial Withdrawals and Complete Surrenders

During the accumulation period, you can have access to the money in your Contract by making either a partial withdrawal or complete surrender.

If you want to surrender your Contract completely, you will receive your cash value, which equals the annuity value of your Contract minus:

•	any withdrawal charges;

•	any premium taxes;

•	any loans;

•	any unpaid accrued interest;

•	the annual Contract charge and;

•	any rider charges.

The cash value will be determined at the accumulation unit value next determined as of the end of the business day (usually 4:00 p.m. Eastern Time) on which we receive your request for partial withdrawal or complete surrender at our administrative office in good order, unless you specify a later date in your request. Please note: All withdrawal requests must be submitted in good order to avoid a delay in processing your request.

No partial withdrawal is permitted if the withdrawal would reduce the cash value below $5,000. You may not make partial withdrawals from the fixed account unless we consent. Unless you tell us otherwise, we will take the partial withdrawal from each of the investment choices in proportion to the annuity value.

Remember that any partial withdrawal you take will reduce the annuity value. Under some circumstances, a partial withdrawal will reduce the death benefit by more than the dollar amount of the withdrawal. See Section 9. Death Benefit, for more details.

Income taxes, federal tax penalties and certain restrictions may apply to any partial withdrawals or any complete surrender you make. If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a withdrawal or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

We must receive (at our administrative office in good order) a properly completed surrender request which must contain your original signature. We will accept fax or telephone requests for partial withdrawals as long as the withdrawal proceeds are being sent to the address of record. The maximum withdrawal amount you may request by telephone is $50,000.

When we incur extraordinary expenses, such as a wire transfers or overnight mail expenses, for expediting delivery of your partial withdrawal or complete surrender payment, we will deduct that charge from the payment. We charge $25 for a wire transfer and $20 for an overnight delivery ($30 for Saturday delivery).

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If the Contract’s owner is not an individual, additional information may be required. If you own a qualified Contract, the Code may require your spouse to consent to any withdrawal. Other restrictions will apply to Section 403(b) qualified Contracts and Texas Optional Retirement Program Contracts. For more information, call us at 1-800-851-9777 (Monday – Friday 8:30 a.m. – 7:00 p.m. Eastern Time).

Signature Guarantees

As a protection against fraud, we require that the following transaction requests include a Medallion signature guarantee:

•	All requests for disbursements (i.e. partial withdrawals and surrenders) $50,000 and over;

•	Any non-electronic disbursement requests made on or within 15 days of a change to the address of record for a contract owner’s account; and

•

Any disbursement request when Western Reserve has been directed to send proceeds to a different address from the address of record for that contract owner’s account. PLEASE NOTE: This requirement will not apply to disbursement request made in connection with exchanges of one annuity contract for another with the same owner in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or a Qualified Direct Rollover to another insurance company.

An investor can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. This includes many:

•	National and state banks;

•	Savings banks and savings and loan associations;

•	Securities brokers and dealers; and

•	Credit unions

The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a partial withdrawal, a complete surrender, a death benefit, loans or on the death of the owner of a nonqualified Contract, will generally occur within seven days from the date all required information is received by us. We may be permitted to defer such payment from the separate account if:

•	the NYSE is closed for other than usual weekends or holidays or trading on the NYSE is otherwise restricted; or

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of transfers, partial withdrawals, surrenders, death benefits and loan amounts from the fixed account for up to six months.

If mandated under applicable law or by regulation, we may be required to reject a purchase payment. We may be required to provide additional information about you or your account to governmental regulators. In addition, we may be required to block a Contract owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans, annuity payments or death benefits until instructions are received from the appropriate regulators.

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Systematic Partial Withdrawals

During the accumulation period, you can elect to receive regular payments from your Contract without paying withdrawal charges by using systematic partial withdrawals. Unless you specify otherwise, we will deduct systematic partial withdrawal amounts from each subaccount (and, if we consent, the fixed account) in proportion to the value each subaccount bears to the annuity value at the time of the partial withdrawal. You can partially withdraw up to 10% of your annuity value annually in equal monthly, quarterly, semi-annual or annual payments of at least $200 ($50 if by direct deposit). Your annuity value must equal at least $25,000. We will not process a systematic partial withdrawal if the annuity value for the entire Contract would be reduced below $5,000. No systematic partial withdrawals are permitted from the fixed account without our prior consent.

There is no charge for taking systematic partial withdrawals. You may stop systematic partial withdrawals at any time. We reserve the right to discontinue offering systematic partial withdrawals 30 days after we send you written notice.

You can take systematic partial withdrawals during the accumulation period only. On the maturity date, you must annuitize the Contract and systematic partial withdrawal payments must stop.

Income taxes, federal tax penalties and other restrictions may apply to any systematic partial withdrawal you receive.

Contract Loans for Certain Qualified Contracts

You can take Contract loans during the accumulation period after the right to cancel period has expired when the Contract is used in connection with a tax-sheltered annuity plan under Section 403(b) of the Code (limit of one Contract loan per calendar year). If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request comply with applicable tax requirements and to decline requests that are not in compliance. No additional loans will be allowed if there is a defaulted loan. There can be no more than two outstanding loans at any given time.

The maximum amount you may borrow against the Contract is the lesser of:

•	50% of the annuity value; or

•

$50,000 reduced by the highest outstanding loan balance during the one-year period immediately prior to the loan date. However, if the annuity value is less than $20,000, the maximum you may borrow against the Contract is the lesser of 80% of the annuity value or $10,000.

The minimum loan amount is $1,000 (unless otherwise required by state law). You are responsible for requesting and repaying loans that comply with applicable tax requirements, and other laws, such as the Employee Retirement Income Security Act of 1974 (“ERISA”). In addition, the Department of Labor has issued regulations governing loans taken by plan participants under retirement plans subject to ERISA. These regulations require, in part, that a loan from an ERISA-governed plan be made under an enforceable agreement, charge a reasonable rate of interest, be adequately secured, provide a reasonable repayment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated.

Failure to comply with these requirements may result in penalties under the Code and ERISA. You and your employer are responsible for determining whether your plan is subject to, and complies with, ERISA and the Department of Labor’s regulations governing plan loans and the tax rules applicable to loans. Accordingly, you should consult a competent tax advisor before requesting a Contract loan.

The loan amount will be withdrawn from your investment choices and transferred to the loan reserve. The loan reserve is part of the fixed account and is used as collateral for all Contract loans. We reserve the right to postpone distributing the loan amount from the fixed account for up to six months, if required.

On each Contract anniversary we will compare the amount of the Contract loan to the amount in the loan reserve. If all Contract loans and unpaid interest due on the loan exceed the amount in the loan reserve, we will withdraw the difference from the subaccounts and transfer it to the loan reserve. If the amount of the loan reserve exceeds the amount of the outstanding Contract loan, we will withdraw the difference and transfer it in accordance with your current purchase payment allocation. We reserve the right to transfer the excess to the fixed account if the amount used to establish the loan reserve was transferred from the fixed account.

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If all Contract loans and unpaid interest due on the loan exceed the cash value, we will mail to your last known address and to any assignee of record a notice stating the amount due in order to reduce the loan amount so that the loan amount no longer exceeds the cash value. If the excess amount is not paid within 31 days after we mail the notice, the Contract will terminate without value.

You can repay any Contract loan in full:

•	while the Contract is in force; and

•	during the accumulation period.

Note Carefully: If you do not repay your Contract loan, we will deduct an amount equal to the unpaid loan balance plus any unpaid accrued interest from:

•	the amount of any death benefit proceeds; or

•	the amount we pay upon a partial withdrawal or complete surrender; or

•	the amount we apply on the maturity date to provide annuity payments.

You must pay interest on the loan at the rate of 6% per year. You are responsible for determining whether this interest rate is reasonable under ERISA. We deduct interest in arrears. Amounts in the loan reserve will earn interest at a minimum guaranteed effective annual interest rate of 4%. Principal and interest must be repaid:

•	in level quarterly or monthly payments over a 5-year period; or

•	over a 10, 15 or 20-year period, if the loan is used to buy your principal residence.

Please Note: Once established, you cannot change the due date or payment method.

An extended repayment period cannot go beyond the year you turn 70 1/2.

If:

•	a repayment is not received within 31 days from the original due date;

Then:

•

under federal tax law you will be treated as having a deemed distribution of all Contract loans and unpaid accrued interest, and any applicable charges, including any withdrawal charge, will be assessed.

This distribution will be reported as taxable to the Internal Revenue Service, may be subject to income and penalty tax, and may cause the Contract to not qualify under Section 403(b) of the Code.

You may fax your loan request to us at 727-299-1620.

The loan date is the date we process the loan request. We impose a $30 fee to cover loan processing and expenses associated with establishing and administering the loan reserve (not applicable in all states). For your protection, we will require a signature guarantee for any loan request within 30 days of an address change. We reserve the right to limit the number of Contract loans made per Contract year.

Contract loans may not be available in all states.

8.	PERFORMANCE

We periodically advertise performance of the subaccounts and investment portfolios. We may disclose at least four different kinds of non-standard performance.

First, we may disclose standardized total return figures for the subaccounts that reflect the deduction of all charges assessed during the accumulation period under the Contract, including the mortality and expense charge, the administrative charge, the annual Contract charge and the withdrawal charge. These figures are based on the actual historical performance of the subaccounts investing in the underlying portfolios since their inception, adjusted to reflect current Contract charges.

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Second, we may disclose total return figures on a non-standardized basis. This means that the data may be presented for different time periods and different dollar amounts. The data will not be reduced by the withdrawal charge currently assessed under the Contract. We will only disclose non-standardized performance data if it is accompanied by standardized total return data.

Third, we may present historic performance data for the portfolios since their inception reduced by some or all fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

The TST fund prospectus presents the total return of certain existing SEC-registered funds that are managed by sub-advisers to the TST fund portfolios. These funds have investment objectives, policies and strategies that are substantially similar to those of certain portfolios. We call the funds the “Similar Sub-Adviser Funds.” None of the fees and charges under the Contract has been deducted from the performance data of the Similar Sub-Adviser Funds. If Contract fees and charges were deducted, the investment returns would be lower. The similar Sub-Adviser Funds are not available for investment under the Contract.

9.	DEATH BENEFIT

Payments on Death

We will pay death benefit proceeds to your beneficiary(ies), under certain circumstances, if you are both the owner and the annuitant and you die during the accumulation period (that is before the maturity date). A beneficiary may choose to receive payment of his or her portion of the death benefit proceeds under a life annuity payment option, to continue the Contract in the accumulation period for a specified number of years, or to receive a lump sum payment. Death benefit provisions may vary from state to state.

If a beneficiary does not choose one of these options, then the default option for nonqualified Contracts is complete distribution of the beneficiary’s interest within 5 years of the owner’s death, and the default option for qualified Contracts is payout over a beneficiary’s life expectancy. Please see Alternate Payment Elections Before the Maturity Date below for details.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our administrative and service office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). Please note: Such due proof of death must be submitted in good order to avoid a delay in processing the death benefit claim.

Payments upon death are subject to certain distribution requirements under the Code. See the SAI for more details.

Before the Maturity Date. Payment of the death benefit proceeds depends on the status of the person who dies, as shown below:

Person Who Dies Before Maturity Date	Death Benefit
If an owner and the annuitant ARE the same person, and that person dies:	Then, we pay the death benefit proceeds to the beneficiaries, if alive, and, in some cases, reset the death benefit(1)(2)(4)(8). If the sole beneficiary is the surviving spouse, he or she may continue the Contract with a reset death benefit and the annuity value adjusted to equal the death benefit proceeds, if greater.(3)

If the surviving spouse who continued the Contract dies:	Then we pay the death benefit proceeds to the beneficiaries, if alive,(1)(2)((3)(4)(8) otherwise to the estate of the surviving spouse.

If an owner and the annuitant ARE NOT the same person, and an annuitant dies first:	Then, an owner becomes the annuitant and the Contract continues.

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Person Who Dies Before Maturity Date	Death Benefit
If an owner and the annuitant ARE NOT the same person, and an owner dies first:	Then, we pay the cash value to the successor owner named by the deceased owner (1)(5)(6)(7), or if the successor owner is the surviving spouse, then the Contract continues with the surviving spouse as the new owner.(5)

(1)	The Code requires that payment to the beneficiaries or successor owners be made in a certain manner and within certain strict timeframes. We discuss these time limitations in Alternate Payment Elections Before the Maturity Date below.

(2)	If no beneficiary is alive on the death report day, then the death benefit proceeds are paid to the owner’s estate. If the sole beneficiary was living on the owner’s date of death but died before the death report day, the death benefit is paid to the owner’s estate, not to the beneficiary’s estate.

(3)

If the sole beneficiary is the deceased owner’s surviving spouse, then the surviving spouse may elect to continue the Contract in force as the new owner and annuitant. We will adjust the annuity value as of the death report day to equal the death benefit proceeds as of the death report day, if greater. We will reset the age used in the death benefit provisions under the continuing Contract as of the death report day so that the death benefit is based on the age of the surviving spouse. Consequently, the phrase “the annuitant’s 80th birthday” will refer to the age of the surviving spouse. If the surviving spouse is over age 81 on the death report day of the first deceased owner, then we will calculate the death benefit paid on the death of the surviving spouse by taking the highest annuity value (i.e., the annuity value as of the death report day) and adding any subsequent purchase payments and subtracting the total partial withdrawals following the death report day of the first deceased owner.

(4)	If a beneficiary elects to receive his or her portion of the death benefit proceeds within five years of the date of death of the annuitant or over a period that does not exceed such beneficiary’s life expectancy (the “distribution period”), then the Contract will continue with some modifications until the end of the elected distribution period. We will adjust the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We will pay a death benefit if such beneficiary dies during the distribution period, and we will revise the way we calculate the death benefit so that it is based on the age of such beneficiary. The Contract will terminate at the end of the distribution period.

(5)	If the successor owner is alive and is the deceased owner’s surviving spouse at the time of the deceased owner’s death, then the Contract will continue with the spouse as the new owner.

(6)	If the successor owner is not the deceased owner’s surviving spouse, then any living successor owner must receive the cash value in the manner and within the timeframe discussed below in Alternate Payment Elections Before the Maturity Date.

(7)	If no successor owner is alive, the owner’s estate will become the new owner and the cash value must be distributed within 5 years of the deceased owner’s death.

(8)	If there are multiple beneficiaries, each beneficiary may elect, individually, how he or she wishes to receive his or her proportionate share of the death benefit proceeds.

Different rules apply if an owner, successor owner or a beneficiary is not a natural person. Please consult the SAI, your Contract or your agent for more details.

After the Maturity Date. The death benefit paid after the start of annuity payments depends upon the annuity option you selected. See Section 2. Annuity Payments (The Income Phase). Not all payment options provide for a death benefit.

If any owner dies on or after the start of annuity payments, the remaining portion of any interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the annuitant’s death.

Amount of Death Benefit Before the Maturity Date

Death benefit provisions may differ from state to state. The death benefit proceeds may be paid (i) as a lump sum, (ii) as substantially equal payments while the Contract continues in the accumulation period for a specified number of years, or (iii) as annuity payments, but in all events will be paid in accordance with any applicable federal and state laws, rules and regulations.

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If an owner who is the annuitant dies before the maturity date and if the death benefit proceeds are payable, the death benefit proceeds will be the greatest of the following:

If:

•	the owner who is the annuitant dies during the accumulation period and before the eighth Contract anniversary;

Then:

•	the death benefit proceeds will be the greater of:

•	the cash value of your Contract on the death report day; or

•

the total purchase payments you make to the Contract, reduced by any partial withdrawals, credited with 5% on each Contract anniversary (until the annuitant turns age 80), up to a maximum of 200% of total purchase payments minus any partial withdrawals. (Please note that the 5% credit is not available in all states.)

If:

•	the owner who is the annuitant dies before the maturity date and after the seventh Contract anniversary;

Then:

•	the death benefit proceeds will be the greatest of:

•	the death benefits described above;

•	the cash value of your Contract on the seventh Contract anniversary, reduced by any partial withdrawals after the seventh Contract year;

•

if your Contract was issued before May 1, 2000, the highest annuity value as of any Contract anniversary occurring between (a) the later of May 1, 2000 and the seventh Contract anniversary and (b) the earlier of:

•	the annuitant’s date of death; or

•	the Contract anniversary nearest the annuitant’s 80th birthday. This benefit terminates at age 80.

•	if your Contract was issued on or after May 1, 2000, the highest annuity value as of any Contract anniversary occurring between the seventh Contract anniversary and the earlier of:

•	the annuitant’s date of death; or

•	the Contract anniversary nearest the annuitant’s 80th birthday. This benefit terminates at age 80.

The highest annuity value will be increased by purchase payments made and decreased by adjusted partial withdrawals taken since the Contract anniversary date with the highest annuity value. The adjusted partial withdrawal is equal to (a) times (b) where:

(a) is the ratio of the death benefit to the annuity value, calculated on the date the partial withdrawal is processed, but prior to the processing; and

(b) is the amount of the partial withdrawal.

Note: The cash value is the annuity value, minus the annual Contract charge, any applicable premium taxes and any withdrawal charges. This means that we will deduct the full withdrawal charge from the death benefit if the annuitant dies and the death benefit payable is the Contract’s cash value. We will waive the withdrawal charge if the beneficiary elects to apply the death benefit to a new variable annuity contract issued by Western Reserve.

The death benefit proceeds are reduced by any outstanding Contract loans and premium taxes due.

The death benefit proceeds are not payable after the maturity date.

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Guaranteed Minimum Death Benefit Features

Additional Benefits with Spousal Continuation. If the owner who is the annuitant dies before the maturity date, and if the surviving spouse of the deceased owner is the sole beneficiary who elects to continue the Contract, then the Contract continues with the surviving spouse as sole owner and annuitant. We will increase the annuity value of the Contract as of the death report day to equal the death benefit proceeds as of the death report day to equal the death benefit proceeds as of the death report day, if greater. We will pay a death benefit on the death of the surviving spouse and revise the way we calculate the death benefit so that it is based on the age of the surviving spouse.

If an owner who is not the annuitant dies before an annuitant and before the maturity date, and if the deceased owner’s surviving spouse is the successor owner, the Contract continues with the surviving spouse as the new owner. However, we will not increase the annuity value to equal the death benefit proceeds.

Additional Death Benefit on Beneficiary’s Death. If an owner who is the annuitant dies before the maturity date, and if the deceased owner’s spouse is not named as the sole beneficiary who elects to continue the Contract, then each beneficiary can elect to keep the Contract in the accumulation period (with some restrictions) and to receive his or her portion of the death benefit over a period not to exceed the beneficiary’s life expectancy (the “distribution period”). We will pay a death benefit if the beneficiary dies during the distribution period and permit such beneficiary to name a new beneficiary. We will revise the way we calculate the additional death benefit so that it is based on the age of such beneficiary.

Alternate Payment Elections Before the Maturity Date

If a beneficiary is entitled to receive the death benefit proceeds, a beneficiary may elect to receive the death benefit in a lump sum payment or to receive payment under one of the following options that provides for complete distribution and termination of this Contract at the end of the distribution period:

1.	within 5 years of the date of the owner’s death;

2.	over the beneficiary’s lifetime, with payments beginning within one year of the deceased owner’s death; or

3.	over a specified number of years, not to exceed the beneficiary’s life expectancy, with payments beginning within one year of the owner’s death.

To determine payments, we may use the “account-based” method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary’s current life expectancy, with payments beginning within one year of the deceased owner’s death.

Different rules may apply if the Contract is a qualified Contract.

Multiple beneficiaries may choose individually among any of these options.

If the deceased annuitant was an owner, and one or more beneficiaries chooses one of the above options instead of a lump sum payment, we will “reset” the age used in the death benefit provisions under the new option as of the death report day, so that the death benefit is based on the age of the particular new annuitant (i.e., the beneficiary). As a result, the phrase “the annuitant’s 80th birthday” will refer to the age of the particular beneficiary. If the beneficiary is over age 81 on the death report day of the deceased owner, then we will calculate the death benefit paid on the death of the particular beneficiary by taking the highest annuity value (i.e., the annuity value as of the death report day) and adding any subsequent purchase payments and subtracting the total partial withdrawals following the death report day of the first deceased owner. This option applies to both spousal and non-spousal beneficiaries.

If a beneficiary chooses 1 or 3 above, this Contract remains in effect and remains in the accumulation period until it terminates at the end of the elected period. The beneficiary’s proportionate share of the death benefit proceeds becomes the new annuity value. If a beneficiary chooses 2 above, the Contract remains in effect, but moves into the income phase with the beneficiary receiving payments under a life annuity payout option. Special restrictions apply to 1 and 3 above. See the SAI for more details.

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These Alternate Payment Elections do not apply if the sole beneficiary (or successor owner) is the surviving spouse of the deceased owner and the surviving spouse continues the Contract. These Alternate Payment Elections do apply when we pay the cash value to the successor owner on the death of an owner who is not the annuitant.

10.	OTHER INFORMATION

Ownership

You, as owner of the Contract, exercise all rights under the Contract, including the right to transfer ownership (subject to any assignee or irrevocable beneficiary’s consent). You can change the owner at any time by notifying us in writing at our administrative office in good order. An ownership change may be a taxable event.

Annuitant

The annuitant is the person named in the application to receive annuity payments. If no person is named, the owner will be the annuitant. As of the maturity date, and upon our agreement, the owner may change the annuitant or, if either annuity payment Option C or Option E has been selected, add a joint annuitant. On the maturity date, the annuitant(s) will become the payee(s) and receive the annuity payments.

Beneficiary

A beneficiary is the person who receives the death benefit when an owner who is also the annuitant dies. You may change beneficiary(ies) during the lifetime of the annuitant, subject to the rights of any irrevocable beneficiary. Any change must be made in writing and received by us at our administrative office in good order and, if accepted, will be effective as of the date on which the request was signed by the owner. Before the maturity date, if the owner who is the annuitant dies and no beneficiary is alive on the death report day, benefits payable at death will be paid to the owner’s estate. In the case of certain qualified Contracts, the Treasury Regulations prescribe certain limitations on the designation of a beneficiary. See the SAI for more details on the beneficiary.

Successor Owner

If an owner who is not the annuitant dies before the annuitant and the successor owner is not the owner’s spouse, the successor owner will become the new owner and receive the cash value.

Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the Contract until we have received them in good order at our Administrative and Services Office. “Good order” means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; the Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all Contract Owners (exactly as registered on the Policy), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase requests, “good order” also generally includes receipt (by us) of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time.

Assignment

You can generally also assign the Contract any time before the maturity date. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the Contract before we receive written notice of the assignment. An assignment may be a taxable event. There may be limitations on your ability to assign a qualified Contract and such assignments may be subject to tax penalties and taxed as distributions under the Code.

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Western Reserve Life Assurance Co. of Ohio

Western Reserve was initially incorporated under the laws of Ohio on October 1, 1957. It is engaged in the business of writing life insurance policies and annuity contracts. Western Reserve is a wholly-owned indirect subsidiary of Transamerica Corporation, which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Western Reserve is licensed in the District of Columbia, Guam, Puerto Rico and in all states except New York. All obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of Western Reserve.

Financial Condition of the Company

Many financial services companies, including insurance companies, have been facing challenges in this unprecedented economic and market environment, and we are not immune to those challenges. It is important for you to understand the impact these events may have, not only on your Policy Value, but also on our ability to meet the guarantees under your Contract.

Assets in the Separate Account. You assume all of the investment risk for your Policy Value that is allocated to the Subaccounts of the Separate Account. Your Policy Value in those Subaccounts constitutes a portion of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to Guaranteed Period Options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any optional death benefits, are paid from our general account (and not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Contract in excess of Policy Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Contracts supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective Contract Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance – as well as the financial statements of the separate account – are located in the Statement of Additional Information (SAI). For a copy of the SAI, simply call or write us at the phone number or address of our Administrative and Service Office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. Our financial strength ratings can be found on our website.

The Separate Account

Western Reserve established a separate account, called the WRL Series Annuity Account, under the laws of the State of Ohio on April 12, 1988. The separate account is divided into subaccounts, each of which invests exclusively in shares of a mutual fund portfolio. Western Reserve may add, close, remove, combine or substitute subaccounts or investments held by the subaccounts, and reserves the right to change the investment objective of any subaccount, subject to applicable law as described in the SAI. In addition, the separate account may be used for other variable annuity contracts issued by Western Reserve.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the contracts of the separate account or Western Reserve.

The assets of the separate account are held in Western Reserve’s name on behalf of the separate account and belong to Western Reserve. However, the assets underlying the Contracts are not chargeable with liabilities arising out of any other business Western Reserve may conduct. The income, gains and losses, realized and unrealized, from the assets allocated to each subaccount are credited to and charged against that subaccount without regard to the income, gains and losses from any other of our accounts or subaccounts.

Information about the separate account can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. In addition, the SEC maintains a web site (www.sec.gov) that contains other information regarding the separate account.

Exchanges

You can generally exchange one annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a withdrawal charge on your old contract, and there will be a new withdrawal charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income tax, and penalty tax, on the exchange. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise).

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Voting Rights

To the extent required by law, Western Reserve will vote all shares of the portfolios in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in accordance with those instructions. We will vote shares for which no timely instructions were received in the same proportion as the voting instructions we received. Accordingly, it is possible for a small number of contract owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. However, if we determine that we are permitted to vote the shares in our own right, we may do so. Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio. More information on voting rights is provided in the SAI.

Distribution of the Contracts

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting and distribution agreement with our affiliate, TCI, for the distribution and sale of the Contracts. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our Contracts which is not passed through to the selling firms and reimburse TCI for certain expenses it incurs in order to pay for the distribution of the Contracts.

Compensation to Broker-Dealers Selling the Contracts. The Contracts are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Contracts. We pay commissions through TCI to the selling firms for their sales of the Contracts.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the Contracts, that is, to provide sales support and training to sales representatives at selling firms. We may also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to Contracts that have already been purchased.

The selling firms who have selling agreements with TCI and us are paid commissions for the promotion and sale of the Contracts according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 6% of premiums (additional amounts may be paid as overrides to wholesalers).

To the extent permitted by FINRA rules of the Financial Industry Regulatory Authority, Western Reserve, ISI and other affiliated parties may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are described further below.

The sales representative who sells you the Contract typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a Contract. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation For Affiliated Wholesaling and Selling Firms. Our parent company provides paid-in capital to TCI and pays the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions.

Western Reserve’s two main distribution channels are InterSecurities, Inc. (“ISI”) and World Group Securities (“WGS”), both affiliates, who sell Western Reserve products.

Western Reserve underwrites the cost of ISI’s various facilities, third-party services and internal administrative functions, including employee salaries, sales representative training and computer systems that are provided directly to ISI. These facilities and services are necessary for ISI’s administration and operation, and Western Reserve is

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compensated by ISI for these expenses based on ISI’s usage. In addition, Western Reserve and other affiliates pay for certain sales expenses of ISI, including the costs of preparing and producing prospectuses and sales promotional materials for the Contract.

ISI pays its branch managers a portion of the commissions received from Western Reserve for the sale of the Contracts. Sales representatives receive a portion of the commissions for their sales of Contracts in accordance with ISI’s internal compensation programs.

To support its sales of Western Reserve’s variable annuity products, WGS receives an expense allowance of 0.35% of the annual annuity premiums paid on variable annuities sold by WGS. Sales representatives receive a portion of the commissions for their sales of Contracts in accordance with WGS’s internal compensation programs.

Sales representatives and their managers at ISI and WGS may receive directly or indirectly additional cash benefits and non-cash compensation or reimbursements from us or our affiliates. Additional compensation or reimbursement arrangements may include payments in connection with the firm’s conferences or seminars, sales or training programs for invited selling representatives and other employees, seminars for the public, trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, and payments, loans, loan guaranties, or loan forgiveness to assist a firm or a representative in connection with systems, operating, marketing and other business expenses. The amounts may be significant and may provide us with increased access to the sales representatives.

In addition, ISI’s managers and/or sales representatives who meet certain productivity standards may be eligible for additional compensation. Sales of the Contracts by affiliated selling firms may help sales representatives and/or their managers qualify for certain benefits, and may provide such persons with special incentive to sell our Contracts. For example, ISI’s and WGS’s registered representatives, general agents, marketing directors and supervisors may be eligible to participate in a voluntary stock purchase plan that permits participants to purchase stock of AEGON N.V. (Western Reserve’s ultimate parent) by allocating a portion of the commissions they earn to purchase such shares. A portion of the contributions of commissions by ISI’s representatives may be matched by ISI.

ISI’s and WGS’s registered representatives may also be eligible to participate in a stock option and award plan. Registered representatives who meet certain production goals will be issued options on the stock of AEGON N.V.

Additional Compensation that We, TCI and/or our Affiliates Pay to Selected Selling Firms. We may pay certain selling firms additional cash amounts for “preferred product” treatment of the Contracts in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing us with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences meetings, seminars, and events and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, we and other parties may allow other non-cash incentives and compensation to be paid to these selling firms. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the Contracts or other criteria. For instance, Western Reserve made flat fee payments to several selling firms with payments ranging from $950 to $20,000 in 2008 for the sales of the Western Reserve’s insurance products.

52

During 2008, we had entered into “preferred product” arrangements with ISI, WGS, Broker Dealer Financial Services, Inc., Coordinated Capital Securities, Inc., First Founder Securities, Inc., Girard Securities, Inc., H. Beck, Inc., Harbour Investments, Inc., IMS Securities, Inc., Next Financial Group, Inc., Packerland Brokerage Services, Inc., Summit Brokerage Services, Inc., and Workman Securities Corporation. We paid the following amounts (in addition to sales commissions and expense allowances) to these firms:

Name of Firm	Aggregate Amount Paid During 2008
Next Financial Group, Inc.	$20,000
H. Beck, Inc.	$18,000
Girard Securities, Inc.	$14,000
First Founders Securities, Inc.	$10,000
Harbour Investments, Inc.	$10,000
Workman Securities Corporation	$10,000
Summit Brokerage Services, Inc.	$5,000
Packerland Brokerage Services, Inc.	$3,500
Broker Dealer Financial Services Corp	$3,250
Coordinated Capital Securities, Inc.	$2,000
IMS	$950

No specific charge is assessed directly to Contract owners or the separate account to cover commissions and other incentives or payments described above are not charged directly to Contract owners or the separate account. We do intend to recoup commissions and other sales expenses and incentives we pay, however through fees and charges deducted under the Contract and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this Contract to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the Contracts.

Non-Participating Contract

The Contract does not participate or share in the profits or surplus earnings of Western Reserve. No dividends are payable on the Contract.

Variations in Contract Provisions

Certain provisions of the Contracts may vary from the descriptions in this prospectus in order to comply with different state laws. See your Contract for variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

The fixed account is not available in all states. If your Contract was issued in New Jersey or Washington, you may not direct or transfer any money to the fixed account.

IMSA

We are a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at: 240-744-3030.

53

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. The Company, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, on the ability of Transamerica Capital, Inc. to perform under its principal underwriting agreement, or on the ability of the Company to meet its obligations under the Contract.

Financial Statements

The financial statements of Western Reserve and the separate account are included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Definitions of Special Terms

The Contract — General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Historical Performance Data

Published Ratings

Administration

Records and Reports

Distribution of the Contracts

Other Products

Custody of Assets

Legal Matters

Independent Registered Public Accounting Firm

Other Information

Financial Statements

Inquiries and requests for an SAI should be directed to:

Western Reserve Life Assurance Co. of Ohio

Administrative Office

1-800-851-9777

(Monday – Friday 8:30 a.m. – 7:00 p.m. Eastern Time)

Or write to us at our mailing address:

Western Reserve Life Assurance Co. of Ohio

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

54

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values (“AUV”) and the number of accumulation units (“AU”) outstanding for each subaccount from the date of subaccount inception are shown in the following tables. The number of accumulation units combines the units outstanding for four variable annuity contracts issued by Western Reserve within subaccount classes that deduct a 1.40% separate account annual expense.

1.40%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Asset Allocation Conservative VP - Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	13.867 13.219 12.507 11.808 10.915 9.005 10.000	$ $ $ $ $ $ $	10.779 13.867 13.219 12.507 11.808 10.915 9.005	5,870,201 4,583,355 5,034,789 5,828,496 6,517,814 5,841,967 2,988,055
Transamerica Asset Allocation - Growth VP - Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	15.761 14.833 13.009 11.754 10.439 8.093 10.00	$ $ $ $ $ $ $	9.383 15.761 14.833 13.009 11.754 10.439 8.093	7,225,916 9,049,661 11,307,827 12,328,154 12,181,001 9,124,299 3,146,691
Transamerica Asset Allocation - Moderate VP - Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	14.637 13.749 12.507 11.804 10.746 8.727 10.000	$ $ $ $ $ $ $	10.687 14.637 13.749 12.507 11.804 10.746 8.727	10,212,357 15,052,020 18,260,819 21,105,353 21,341,134 19,088,264 8,790,569
Transamerica Asset Allocation - Moderate Growth VP - Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	15.329 14.418 12.844 11.850 10.584 8.440 10.000	$ $ $ $ $ $ $	10.164 15.329 14.418 12.844 11.850 10.584 8.440	13,430,725 18,085,015 21,377,053 22,806,861 22,388,762 18,300,336 9,042,969
Transamerica International Moderate Growth VP - Initial Class Subaccount Inception Date May 1, 2006	2008 2007 2006	$ $ $	11.075 10.333 10.000	$ $ $	6.976 11.075 10.333	474,118 618,174 226,525
Transamerica BlackRock Large Cap Value VP - Initial Class Subaccount Inception Date May 1, 1996	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $	26.122 25.316 21.956 19.203 16.456 12.859 15.200 15.698 13.820 12.983	$ $ $ $ $ $ $ $ $ $	17.030 26.122 25.316 21.956 19.203 16.456 12.859 15.200 15.698 13.820	1,293,273 2,009,292 2,817,033 3,426,531 3,315,051 4,030,078 4,664,060 5,207,255 5,063,664 5,579,088
Transamerica Capital Guardian U.S. Equity VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	13.078 13.283 12.233 11.669 10.781 8.009 10.00	$ $ $ $ $ $ $	7.691 13.078 13.283 12.233 11.669 10.781 8.009	707,082 971,562 1,230,830 1,526,266 1,903,558 1,572,703 576,817

55

1.40%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Capital Guardian Value VP - Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	13.577 14.691 12.788 12.039 10.462 7.883 10.000	$ $ $ $ $ $ $	8.098 13.577 14.691 12.788 12.039 10.462 7.883	1,197,824 1,840,545 2,506,241 2,517,861 2,482,269 1,700,168 736,005
Transamerica Clarion Global Real Estate Securities VP - Initial Class Subaccount Inception Date May 1, 1998	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $	28.960 31.479 22.436 20.050 15.304 11.434 11.192 10.220 7.996 8.427	$ $ $ $ $ $ $ $ $ $	16.456 28.960 31.479 22.436 20.050 15.304 11.434 11.192 10.220 7.996	1,207,167 1,901,925 3,458,947 3,840,201 4,420,244 4,388,984 4,593,344 2,405,050 1,056,274 203,365
Transamerica Federated Market Opportunity VP - Initial Class Subaccount Inception Date March 1, 1994	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $	30.345 30.919 30.512 29.480 27.375 21.886 21.982 19.267 15.127 16.055	$ $ $ $ $ $ $ $ $ $	28.569 30.345 30.919 30.512 29.480 27.375 21.886 21.982 19.267 15.127	2,073,807 2,885,299 4,516,150 6,378,008 7,819,718 8,687,045 9,403,118 7,937,435 3,892,691 3,023,724
Transamerica JPMorgan Core Bond VP - Initial Class Subaccount Inception Date December 3, 1992	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $	20.200 19.154 18.691 18.528 17.976 17.480 16.119 15.125 13.832 14.452	$ $ $ $ $ $ $ $ $ $	21.033 20.200 19.154 18.691 18.528 17.976 17.480 16.119 15.125 13.832	1,765,933 2,194,678 3,026,024 4,408,034 5,799,745 7,789,081 11,128,051 9,620,928 5,244,630 6,280,541
Transamerica JPMorgan Enhanced Index VP - Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	13.463 13.060 11.485 11.257 10.283 8.087 10.000	$ $ $ $ $ $ $	8.318 13.463 13.060 11.485 11.257 10.283 8.087	264,483 331,154 440,597 658,214 745,971 443,924 293,155
Transamerica JPMorgan Mid Cap Value VP - Initial Class Subaccount Inception Date May 3, 1999	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $	17.814 17.567 15.194 14.115 12.493 9.640 11.201 11.825 10.620 10.000	$ $ $ $ $ $ $ $ $ $	11.791 17.814 17.567 15.194 14.115 12.493 9.640 11.201 11.825 10.620	858,282 1,237,756 1,797,202 2,807,754 3,071,429 3,200,782 3,204,752 1,873,567 902,381 209,699

56

1.40%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Legg Mason Partners All Cap VP - Initial Class Subaccount Inception Date May 3, 1999	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $	17.115 17.178 14.693 14.316 13.302 9.981 13.445 13.356 11.449 10.000	$ $ $ $ $ $ $ $ $ $	10.740 17.115 17.178 14.693 14.316 13.302 9.981 13.445 13.356 11.449	1,814,554 2,662,028 3,814,746 5,410,442 7,044,334 8,431,451 9,358,103 10,509,975 4,108,412 425,168
Transamerica MFS High Yield VP - Initial Class Subaccount Inception Date May 1, 2003	2008 2007 2006 2005 2004 2003	$ $ $ $ $ $	12.975 12.918 11.807 11.759 10.864 10.000	$ $ $ $ $ $	9.571 12.975 12.918 11.807 11.759 10.864	339,622 419,236 1,206,639 1,273,537 817,140 842,573
Transamerica MFS International Equity VP - Initial Class Subaccount Inception Date January 2, 1997	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $	14.488 13.460 11.090 9.964 8.832 7.149 9.198 12.184 14.536 11.797	$ $ $ $ $ $ $ $ $ $	9.245 14.488 13.460 11.090 9.964 8.832 7.149 9.198 12.184 14.536	3,041,558 4,267,649 5,817,353 5,871,721 6,615,253 6,818,662 2,158,257 1,814,753 1,768,548 1,407,842
Transamerica Marsico Growth VP - Initial Class Subaccount Inception Date May 3, 1999	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $	11.891 10.015 9.638 9.001 8.132 6.527 8.943 10.558 11.640 10.000	$ $ $ $ $ $ $ $ $ $	6.924 11.891 10.015 9.638 9.001 8.132 6.527 8.943 10.558 11.640	1,255,786 1,540,856 1,973,884 2,760,471 2,599,341 2,979,598 2,134,641 2,107,889 1,148,171 503,875
Transamerica Munder Net50 VP - Initial Class Subaccount Inception Date May 3, 1999	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $	11.577 10.031 10.172 9.545 8.393 5.108 8.412 11.438 11.631 10.000	$ $ $ $ $ $ $ $ $ $	6.446 11.577 10.031 10.172 9.545 8.393 5.108 8.412 11.438 11.631	501,586 770,032 1,070,811 1,592,298 2,424,273 3,041,944 1,592,715 883,021 411,613 166,378
Transamerica PIMCO Total Return VP - Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	12.494 11.629 11.316 11.214 10.883 10.521 10.000	$ $ $ $ $ $ $	11.977 12.494 11.629 11.316 11.214 10.883 10.521	2,062,063 1,671,402 2,105,599 2,788,432 2,996,383 3,564,020 3,222,374
Transamerica T. Rowe Price Equity Income VP - Initial Class Subaccount Inception Date May 3, 1999	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $	13.066 12.824 10.932 10.648 9.405 7.518 9.392 9.938 9.173 10.000	$ $ $ $ $ $ $ $ $ $	8.250 13.066 12.824 10.932 10.648 9.405 7.518 9.392 9.938 9.173	1,797,302 2,679,663 3,167,787 3,898,074 3,897,780 3,071,835 3,078,698 2,836,118 1,122,878 691,875

57

1.40%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica T. Rowe Price Small Cap VP - Initial Class Subaccount Inception Date May 3, 1999	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $	14.334 13.262 12.982 11.902 10.936 7.899 11.026 12.385 13.719 10.000	$ $ $ $ $ $ $ $ $ $	9.011 14.334 13.262 12.982 11.902 10.936 7.899 11.026 12.385 13.719	967,390 1,359,753 1,852,828 4,035,090 3,799,997 3,555,552 2,382,626 1,973,947 1,163,345 359,295
Transamerica Templeton Global VP - Initial Class Subaccount Inception Date December 3, 1992	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $	43.066 37.895 32.349 30.524 28.380 23.350 32.011 42.074 51.748 30.669	$ $ $ $ $ $ $ $ $ $	23.921 43.066 37.895 32.349 30.524 28.380 23.350 32.011 42.074 51.748	2,061,169 2,637,987 3,763,011 5,455,744 7,460,349 8,803,516 11,483,393 15,750,810 20,629,370 18,875,171
Transamerica Third Avenue Value VP - Initial Class Subaccount Inception Date January 2, 1998	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $	28.404 28.462 24.866 21.224 17.245 12.741 14.661 14.004 10.483 9.187	$ $ $ $ $ $ $ $ $ $	16.483 28.404 28.462 24.866 21.224 17.245 12.741 14.661 14.004 10.483	2,699,050 4,020,137 5,809,063 7,141,447 7,389,914 7,182,665 7,316,937 6,522,300 4,130,688 968,035
Transamerica Balanced VP - Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	14.854 13.260 12.321 11.573 10.559 9.401 10.000	$ $ $ $ $ $ $	9.902 14.854 13.260 12.321 11.573 10.559 9.401	537,952 930,691 1,026,071 994,375 1,174,368 1,218,670 1,222,243
Transamerica Convertible Securities VP - Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	16.468 14.077 12.872 12.565 11.259 9.233 10.000	$ $ $ $ $ $ $	10.252 16.468 14.077 12.872 12.565 11.259 9.233	438,031 659,363 811,580 943,727 1,086,067 873,405 206,962
Transamerica Equity VP - Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	17.749 15.478 14.437 12.563 11.001 8.502 10.000	$ $ $ $ $ $ $	9.450 17.749 15.478 14.437 12.563 11.001 8.502	12,811,288 16,561,548 25,851,207 13,672,577 17,089,942 2,829,041 1,701,104
Transamerica Growth Opportunities VP - Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	16.926 13.945 13.455 11.739 10.207 7.889 10.000	$ $ $ $ $ $ $	9.864 16.926 13.945 13.455 11.739 10.207 7.889	1,286,657 1,895,768 3,127,296 4,060,552 4,831,365 1,398,371 342,370

58

1.40%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Money Market VP - Initial Class Subaccount Inception Date December 3, 1992	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $	14.294 13.801 13.363 13.172 13.224 13.305 13.300 12.971 12.396 11.989	$ $ $ $ $ $ $ $ $ $	14.434 14.294 13.801 13.363 13.172 13.224 13.305 13.300 12.971 12.396	6,188,956 3,301,488 3,966,551 5,662,245 6,858,649 11,342,685 22,772,399 22,584,444 15,661,242 21,724,144
Transamerica Science & Technology VP - Initial Class Subaccount Inception Date May 1, 2000	2008 2007 2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $ $ $	5.274 4.028 4.044 4.018 3.771 2.533 4.151 6.677 10.000	$ $ $ $ $ $ $ $ $	2.673 5.274 4.028 4.044 4.018 3.771 2.533 4.151 6.677	1,152,266 1,975,072 2,071,614 3,153,974 5,229,954 7,365,392 5,389,756 5,092,957 2,786,341
Transamerica Small/Mid Cap Value VP - Initial Class Subaccount Inception date May 3, 2004	2008 2007 2006 2005 2004	$ $ $ $ $	18.297 14.874 12.777 11.409 10.000	$ $ $ $ $	10.670 18.297 14.874 12.777 11.409	1,095,409 1,160,433 1,052,520 1,124,332 338,560
Transamerica U.S. Government Securities VP - Initial Class Subaccount Inception Date May 1, 2002	2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $	11.579 11.072 10.872 10.784 10.588 10.430 10.000	$ $ $ $ $ $ $	12.294 11.579 11.072 10.872 10.784 10.588 10.430	1,216,630 344,790 404,997 529,899 581,204 834,983 1,091,530
Transamerica Value Balanced VP - Initial Class Subaccount Inception Date January 3, 1995	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $	24.479 23.261 20.463 19.468 17.954 15.152 17.831 17.649 15.270 16.411	$ $ $ $ $ $ $ $ $ $	16.767 24.479 23.261 20.463 19.468 17.954 15.152 17.831 17.649 15.270	3,864,359 5,195,677 7,046,508 10,005,043 13,174,940 7,541,570 9,360,804 8,056,184 7,316,935 10,938,985
Transamerica Van Kampen Mid-Cap Growth VP - Initial Class Subaccount Inception Date March 1, 1993	2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $	43.992 36.408 33.592 31.673 29.979 23.723 35.939 54.586 62.846 31.063	$ $ $ $ $ $ $ $ $ $	23.301 43.992 36.408 33.592 31.673 29.979 23.723 35.939 54.586 62.846	1,720,471 2,232,162 3,364,728 5,031,502 6,800,245 8,603,602 10,523,277 13,224,828 16,201,070 14,178,995
Transamerica Index 50 VP - Service Class Subaccount Inception Date May 1, 2008	2008		$10.000		$8.183	22
Transamerica Index 75 VP - Service Class Subaccount Inception Date May 1, 2008	2008		$10.000		$7.222	123,687
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2008 2007	$ $	11.690 10.000	$ $	5.669 11.690	152,155 107,427
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2008 2007	$ $	11.123 10.000	$ $	5.328 11.123	154,700 217,332

59

1.40%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
ProFund VP Bull Subaccount Inception Date June 12, 2006	2008 2007 2006	$ $ $	11.662 11.421 10.000	$ $ $	7.168 11.662 11.421	98,082 107,154 928,230
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2008 2007	$ $	9.154 10.000	$ $	6.194 9.154	5,266 0
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2008 2007	$ $	11.474 10.000	$ $	5.647 11.474	190,791 77,440
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2008 2007	$ $	10.293 10.000	$ $	5.684 10.293	66,270 254,070
ProFund VP Falling U.S. Dollar Subaccount Inception Date September 6, 2007	2008 2007	$ $	10.580 10.000	$ $	9.899 10.580	29,411 3,152
ProFund VP Financials Subaccount Inception Date September 6, 2007	2008 2007	$ $	8.641 10.000	$ $	4.214 8.641	130,843 0
ProFund VP International Subaccount Inception Date September 6, 2007	2008 2007	$ $	10.103 10.000	$ $	5.539 10.103	40,395 3,519
ProFund VP Japan Subaccount Inception Date September 6, 2007	2008 2007	$ $	9.126 10.000	$ $	5.324 9.126	3,558 0
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2008 2007	$ $	9.755 10.000	$ $	5.929 9.755	46,481 0
ProFund VP Money Market Subaccount Inception Date June 12, 2006	2008 2007 2006	$ $ $	10.380 10.144 10.000	$ $ $	10.322 10.380 10.144	1,574,479 1,886,833 35,549
ProFund VP NASDAQ-100 Subaccount Inception Date June 12, 2006	2008 2007 2006	$ $ $	13.223 11.400 10.000	$ $ $	7.500 13.223 11.400	60,116 82,710 240,507
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2008 2007	$ $	10.911 10.000	$ $	6.784 10.911	309,165 97,260
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2008 2007	$ $	9.996 10.000	$ $	7.935 9.996	94,868 0
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2008 2007	$ $	11.780 10.000	$ $	8.043 11.780	231,130 122,871
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2008 2007	$ $	8.242 10.000	$ $	10.747 8.242	65,279 0
ProFund VP Short International Subaccount Inception Date September 6, 2007	2008 2007	$ $	9.831 10.000	$ $	13.402 9.831	90,765 0
ProFund VP Short NASDAQ-100 Subaccount Inception Date September 6, 2007	2008 2007	$ $	9.732 10.000	$ $	14.219 9.732	44,281 0
ProFund VP Short Small-Cap Subaccount Inception Date June 12, 2006	2008 2007 2006	$ $ $	9.056 8.786 10.000	$ $ $	11.082 9.056 8.786	60,402 11,950 12,535
ProFund VP Small-Cap Subaccount Inception Date June 12, 2006	2008 2007 2006	$ $ $	10.814 11.214 10.000	$ $ $	6.889 10.814 11.214	114,859 88,292 520,447
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2008 2007	$ $	9.161 10.000	$ $	6.262 9.161	45,872 703
ProFund VP Telecommunications Subaccount Inception Date September 6, 2007	2008 2007	$ $	9.541 10.000	$ $	6.170 9.541	25,813 50
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2008 2007	$ $	8.866 10.000	$ $	2.956 8.866	79,569 23,136
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2008 2007	$ $	10.819 10.000	$ $	15.979 10.819	140,797 72,279
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2008 2007	$ $	10.745 10.000	$ $	7.343 10.745	143,559 276,532
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2008 2007	$ $	10.307 10.000	$ $	9.692 10.307	467,122 1,348
Fidelity - VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2008 2007 2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $ $ $	15.103 13.056 11.882 10.329 9.096 7.195 8.072 9.352 10.000	$ $ $ $ $ $ $ $ $	8.535 15.103 13.056 11.882 10.329 9.096 7.195 8.072 9.352	1,569,061 1,958,288 2,599,635 3,234,967 2,969,700 2,899,774 2,847,105 1,397,660 575,608

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1.40%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Fidelity - VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2008 2007 2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $ $ $	14.462 14.482 12.245 11.762 10.723 8.363 10.237 10.954 10.000	$ $ $ $ $ $ $ $ $	8.156 14.462 14.482 12.245 11.762 10.723 8.363 10.237 10.954	840,532 1,140,970 1,437,937 1,575,184 2,093,774 2,413,903 2,300,628 1,742,074 251,005
Fidelity - VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2008 2007 2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $ $ $	10.006 8.256 7.964 7.431 7.054 5.525 7.184 8.535 10.000	$ $ $ $ $ $ $ $ $	4.427 10.006 8.256 7.964 7.431 7.054 5.525 7.184 8.535	343,757 494,904 544,698 680,874 860,008 961,238 910,288 706,972 333,333

(1)	Transamerica Capital Guardian U.S. Equity VP merged into Transamerica Van Kampen Large Cap Core VP.

The Transamerica Van Kampen Large Cap Core VP had not commenced operations as of December 31, 2008 therefore, comparable data is not available.

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STATEMENT OF ADDITIONAL INFORMATION

WRL FREEDOM CONQUEROR®

VARIABLE ANNUITY

Issued through

WRL SERIES ANNUITY ACCOUNT

Offered by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

This Statement of Additional Information (“SAI”) expands upon subjects discussed in the current prospectus for the WRL Freedom Conqueror® variable annuity offered by Western Reserve Life Assurance Co. of Ohio. You may obtain a copy of the prospectus dated May 1, 2009, by calling 1-800-851-9777 (Monday – Friday 8:30 a.m. - 7:00 p.m. Eastern Time), by writing to, Western Reserve Life, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001 or by visiting our website at www.westernreserve.com. The prospectus sets forth information that a prospective investor should know before investing in a Contract. Terms used in the current prospectus for the Contract are incorporated in this SAI.

This SAI is not a prospectus and should be read only in conjunction with the prospectus for the Contract and with the prospectuses for the funds.

Dated: May 1, 2009

WRL00031-5/2009

DEFINITIONS OF SPECIAL TERMS

accumulation period	The period between the Contract date and the maturity date while the Contract is in force.

accumulation unit value	An accounting unit of measure we use to calculate subaccount values during the accumulation period.

administrative office	Our administrative office phone number is 1-800-851-9777.

age	The issue age, which is annuitant’s age on the birthday nearest the Contract date, plus the number of completed Contract years. When we use the term “age” in this SAI, it has the same meaning as “attained age” in the Contract.

annuitant	The person on whose life any annuity payments will be based.

annuity unit value	An accounting unit of measure we use to calculate annuity payments from the subaccounts after the maturity date.

annuity value	The sum of the separate account value and the fixed account value at the end of any valuation period.

beneficiary(ies)	The person(s) you elect to receive the death benefit proceeds under the Contract.

cash value	The annuity value less any applicable premium taxes, any withdrawal charge, any loans and unpaid accrued interest, the annual Contract charge, and any rider charges.

Code	The Internal Revenue Code of 1986, as amended.

Contract anniversary	The same day in each succeeding year as the Contract date. If there is no day in a calendar year which coincides with the Contract date, the Contract anniversary will be the first day of the next month.

Contract date	Generally, the later of the date on which the initial purchase payment is received, or the date that the properly completed application is received, at Western Reserve’s administrative office. We measure Monthiversaries, Contract years, Contract months, and Contract anniversaries from the Contract date.

death benefit proceeds	If the owner who is the annuitant dies during the accumulation period, the death benefit proceeds are the amount, if any, payable under the death benefit described in your Contract.

death claim day	Any day after the death report day on which we receive a beneficiary’s completed election form regarding payment of his/her portion of the death benefit proceeds that are payable upon the death of an owner who is the annuitant.

death report day	The valuation date on which we have received both proof of death of an owner who is the annuitant and a beneficiary’s election regarding payment. If the spouse of the deceased owner/annuitant elects to continue (if sole beneficiary) the Contract, there are two death report days (one relating to the death of the first owner/annuitant to die; the second relating to the death of the spouse who continues the Contract). If there is no spousal continuation of the Contract, then there is only one death report day for the Contract. If there are multiple beneficiaries, the death report day is the earliest date on which we receive both proof of death and any beneficiary’s completed election form.

fixed account	An investment option to which you can direct your money under the Contract, other than the separate account. It provides a guarantee of principal and a guaranteed minimum interest rate. The assets supporting the fixed account are held in the general account. The fixed account is not available in all states.

fixed account value	During the accumulation period, your Contract’s value in the fixed account.

funds	Investment companies which are registered with the U.S. Securities and Exchange Commission. The Contract allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add portfolios of other registered investment companies as investment choices under the Contract in the future.

in force	Condition under which the Contract is active and an owner is entitled to exercise all rights under the Contract.

maturity date	The date on which the accumulation period ends and annuity payments begin. The latest maturity date is the annuitant’s 90th birthday.

Monthiversary	The same day in the month as the Contract date. When there is no date in a calendar month that coincides with the Contract date, the Monthiversary is the first day of the next month.

NYSE	New York Stock Exchange.

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nonqualified Contracts	Contracts issued other than in connection with retirement plans.

owner (you, your)	The person(s) entitled to exercise all rights and privileges under the Contract. The annuitant is an owner unless the application states otherwise, or unless a change of ownership is made at a later time.

portfolio	A separate investment portfolio of a fund.

purchase payments/premium	Amounts paid by an owner or on an owner’s behalf to Western Reserve as consideration for the benefits provided by the Contract. When we use the term “purchase payment” or “premium” in this SAI, it has the same meaning as “net payment” in the Contract, which means the purchase payment less any applicable premium taxes.

qualified Contracts	Contracts issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

separate account	WRL Series Annuity Account, a unit investment trust consisting of subaccounts. Each subaccount of the separate account invests solely in shares of a corresponding portfolio of a fund.

separate account value	During the accumulation period, your Contract’s value in the separate account, which equals the sum of the values in each subaccount.

subaccount	A subdivision of the separate account that invests exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts corresponding to each portfolio hold assets under the Contract during the accumulation period. Other subaccounts corresponding to each portfolio will hold assets after the maturity date if you select a variable annuity payment option.

successor owner	The person who becomes the new owner if the owner is not the annuitant and dies before the annuitant.

surrender	The termination of a Contract at the option of an owner.

valuation date/business day	Each day on which the NYSE is open for trading, except when a subaccount’s corresponding portfolio does not value its shares. Western Reserve is open for business on each day that the NYSE is open. When we use the term “business day,” it has the same meaning as valuation date.

valuation period	The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern Time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.

Western Reserve (we, us, our)	Western Reserve Life Assurance Co. of Ohio.

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In order to supplement the description in the prospectus, the following provides additional information about Western Reserve and the Contract, which may be of interest to a prospective purchaser.

THE CONTRACT - GENERAL PROVISIONS

Owner

The Contract shall belong to the owner upon issuance of the Contract after completion of an application and delivery of the initial purchase payment. While the annuitant is living, the owner may: (1) assign the Contract; (2) surrender the Contract; (3) amend or modify the Contract with Western Reserve’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the Contract. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of an owner’s spouse in a community or marital property state.

A successor owner may be named in the Contract application or in a written notice to our administrative office. The successor owner will become the new owner upon the owner’s death, if the owner is not the annuitant and dies before the annuitant. If no successor owner survives the owner and the owner dies before the annuitant, the owner’s estate will become the owner.

An owner may change the ownership of the Contract in a written notice to our administrative office. When this change takes effect, all rights of ownership in the Contract will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will take effect as of the date Western Reserve accepts the written notice at our administrative office. We assume no liability for any payments made, or actions taken before a change is accepted, and shall not be responsible for the validity or effect of any change of ownership. Changing an owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

Entire Contract

The Contract and any endorsements or riders thereon and the Contract application constitute the entire contract between Western Reserve and the owner. All statements in the application are representations and not warranties. No statement will cause the Contract to be void or to be used in defense of a claim unless contained in the application.

Misstatement of Age or Gender

If the age or gender of the annuitant has been misstated, Western Reserve will change the annuity benefit payable to that which the purchase payments would have purchased for the correct age or gender. The dollar amount of any underpayment Western Reserve makes shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment Western Reserve makes due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof Western Reserve finds satisfactory.

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Annuity Payment Options

During the lifetime of the annuitant and prior to the maturity date, the owner may choose an annuity payment option or change the election. If no election is made prior to the maturity date, annuity payments will be made under Payment Option D as Variable Life Income with 10 years of guaranteed payments.

Thirty days prior to the maturity date, we will mail to the owner a notice and a form upon which the owner can select allocation options for the annuity proceeds as of the maturity date. We reserve the right to limit transfers to once per year after the maturity date. If a variable annuity payment option is chosen, the owner must include in the written notice the subaccount allocation of the annuity proceeds as of the maturity date. If we do not receive that form or other written notice acceptable to us prior to the maturity date, the Contract’s existing allocation options will remain in effect. The owner may also, prior to the maturity date, select or change the frequency of annuity payments, which may be monthly, quarterly, semi-annually or annually, provided that the annuity payment option and payment frequency provides for payments of at least $20 per period. If none of these is possible, a lump sum payment will be made.

Determination of the First Variable or Fixed Payment. The amount of the first variable or fixed annuity payment is determined by multiplying the annuity proceeds times the appropriate rate for the annuity option selected. The rates are based on the Society of Actuaries 1983 Individual Mortality Table A with projection Scale G, and variable rates are based on a 5% effective annual assumed investment return and assuming a maturity date in the year 2000. Gender based mortality tables will be used unless prohibited by law.

The amount of the first annuity payment depends upon the gender (if consideration of gender is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant’s actual age nearest birthday, at the maturity date, adjusted as follows:

Maturity Date	Adjusted Age
Before 2001	Actual Age
2001-2010	Actual Age minus 1
2011-2020	Actual Age minus 2
2021-2030	Actual Age minus 3
2031-2040	Actual Age minus 4
After 2040	As determined by Western Reserve

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. The amount of variable annuity payments after the first will increase or decrease according to the annuity unit value which reflects the investment experience of the selected subaccount(s). Each variable annuity payment after the first will be equal to the number of units attributable to the Contract in each selected subaccount multiplied by the annuity unit value of that subaccount on the date the payment is processed. The number of such units is determined by dividing the first payment allocated to that subaccount by the annuity unit value of that subaccount on the date the first annuity payment is processed.

Death Benefit

Death of Owner. Federal tax law requires that if any owner (including any successor owner who has become a current owner) dies before the maturity date, then the entire value of the Contract must generally be distributed within five years of the date of death of such owner. Special rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) an owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the maturity date. See Certain Federal Income Tax Consequences of this SAI for a detailed description of these rules. Other rules may apply to qualified Contracts.

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If an owner is not the annuitant and dies before the annuitant:

•	if no successor owner is named and alive on the death report day, the owner’s estate will become the new owner. The cash value must be distributed within five years of the former owner’s death;

•	if the successor owner is alive and is the owner’s spouse, the Contract will continue with the spouse as the new owner; or

•	if the successor owner is alive and is not the owner’s spouse, the successor owner will become the new owner. The cash value must be distributed either:

•	within five years of the former owner’s death; or

•	over the lifetime of the new owner, if a natural person, with payments beginning within one year of the former owner’s death; or

•

over a period that does not exceed the life expectancy (as defined by the Code and regulations adopted under the Code) of the new owner, if a natural person, with payments beginning within one year of the former owner’s death

To determine payments, we may use the “account-based” method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary’s current life expectancy, with payments beginning with one year of the deceased owner’s death.

Death of Annuitant. Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. Upon receipt of this proof and an election of a method of settlement and return of the Contract, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options unless a settlement agreement is effective at an owner’s death preventing such election.

If the annuitant who is not an owner dies during the accumulation period and an owner is a natural person then the owner will automatically become the annuitant and this Contract will continue. If an owner and the annuitant are not the same person and the owner dies during the accumulation period, and if a successor owner is named and is the owner’s spouse, then the successor owner will automatically become the new annuitant and this Contract will continue. If the annuitant dies during the accumulation period and an owner is either (1) the same individual as the annuitant; or (2) other than a natural person, then the death benefit proceeds are payable to the beneficiary in a lump sum distribution.

If the annuitant who is an owner dies before the maturity date, and the sole beneficiary is not the deceased annuitant’s spouse who elects to continue the Contract, (1) the death benefit must be distributed within five years of the date of the annuitant/deceased owner’s death, or (2) payments must begin no later than one year after the annuitant/deceased owner’s death and must be made (i) for the beneficiary’s lifetime or (ii) for a period certain (so long as any certain period does not exceed the beneficiary’s life expectancy). Payments may be made in accordance with the “account-based” method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary’s current life expectancy, with payments beginning within one year of the deceased owner’s death. Death benefit proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the annuitant/deceased owner’s death. If the sole beneficiary is the annuitant/deceased owner’s surviving spouse, such spouse may elect to continue the Contract as the new annuitant and owner instead of receiving the death benefit. (See Certain Federal Income Tax Consequences.) We will increase the annuity value as of the death report day to equal the amount of the death benefit proceeds as of the death report day, if greater.

If a beneficiary elects to receive the death benefit proceeds under alternate payment option (1) or 2(ii) above, then we will: (a) allow partial withdrawals and transfers among the subaccounts and the fixed account; (b) deduct the transfer fee from each transfer after the first 12 transfers during the Contract year; (c) deduct the annual Contract charge each Contract year; and (d) not permit payment of the death benefit proceeds under the annuity provisions of the Contract upon complete distribution.

The beneficiary may name a new beneficiary for payment of the death benefit proceeds. If no new beneficiary is named, such payment will be made to the contingent beneficiary if named by the owner. If no new beneficiary or contingent beneficiary is named, such payment will be made to the beneficiary’s estate.

Beneficiary. The beneficiary designation in the application will remain in effect until changed. An owner may change the designated beneficiary(ies) during the annuitant’s lifetime by sending written notice to us at our administrative office. A beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, an owner may then designate a new beneficiary.) The change will take effect as of the date an owner signs the written notice. We will not be liable for any payment made before the written notice is received at our administrative office. Unless we receive written notice from an owner to the contrary, no beneficiary may assign any payments under the Contract before such payments are due. To the extent permitted by law, no payments under the Contract will be subject to the claims of any beneficiary’s creditors.

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Assignment

During the annuitant’s lifetime and prior to the maturity date (subject to any irrevocable beneficiary’s rights) the owner may assign any rights or benefits provided by a nonqualified Contract. The assignment of a Contract will be treated as a distribution of the annuity value for federal tax purposes. Any assignment must be made in writing and accepted by us. An assignment will be effective as of the date the request is received at our administrative office and is accepted by us. We assume no liability for any payments made or actions taken before a change is accepted and shall not be responsible for the validity or effect of any assignment.

With regard to qualified Contracts, ownership of the Contract generally may be assigned, but any assignment may be subject to restrictions, penalties, taxation as a distribution, or even prohibition under the Code, and must be permitted under the terms of the underlying retirement plan.

Proof of Age, Gender and Survival

We may require proper proof of age and gender of any annuitant or joint annuitant prior to making the first annuity payment. Prior to making any payment, we may require proper proof that the annuitant or joint annuitant is alive and legally qualified to receive such payment. If required by law to ignore differences in gender of any payee, annuity payments will be determined using unisex rates.

Non-Participating

The Contract will not share in Western Reserve’s surplus earnings; no dividends will be paid.

Employee and Agent Purchases

The Contract may be acquired by an employee or registered representative of any broker/dealer authorized to sell the Contract or by their spouse or minor children, or by an officer, director, trustee or bona fide full-time employee of Western Reserve or its affiliated companies or their spouse or minor children. In such a case, we may credit an amount equal to a percentage of each purchase payment to the Contract due to lower acquisition costs we experience on those purchases. We may offer, in our discretion, certain employer sponsored savings plans, reduced or waived fees and charges including, but not limited to, the withdrawal charge and the annual Contract charge, for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the Contract or reductions in these fees and charges will not be unfairly discriminatory against any owner.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Contract

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. § 1.817-5) apply a diversification requirement to each of the subaccounts of the separate account. The separate account, through the funds and their portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Western Reserve’s qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the Contracts from being treated as the owners of the underlying separate account assets.

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Distribution Requirements. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the “designated beneficiary” or for a period not extending beyond the life expectancy of the “designated beneficiary”. However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is the “designated beneficiary”, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. Nonqualified contracts contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a contract until such amounts are withdrawn or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the contract value, and in the case of a qualified contract, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the contract value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the contract that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified Contracts, “eligible rollover distributions” from section 401(a) plans, section 403(a) annuities and section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is a distribution from such a plan to an employee, or employee’s former or surviving spouse, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA.

Qualified Contracts. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA) and for IRAs under section 408(a), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

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If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax advisor. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity (“IRA”) under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,000 for 2009 ($6,000 if age 50 or older), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; (vii) the entire interest of the owner is non-forfeitable; and (viii) premiums must not be fixed. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $120,000 for single filers, $176,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $5,000 for 2009 ($6,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. For Contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a withdrawal or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Corporate Pension, Profit Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to

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provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

Taxation of Western Reserve

Western Reserve at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to the separate account.

INVESTMENT EXPERIENCE

Accumulation Units

Allocations of a purchase payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the purchase payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of a fund less any applicable charges or fees.

Upon allocation to the selected subaccount of the separate account, purchase payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by WRL to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

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Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C) - E
D

Where:
A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
Assume A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
Assume D = $11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees. Assume E totals 1.40% on an annual basis; on a daily basis, this equals .000038091.

Then, the net investment factor =	($11.57 + 0 - 0) - .000038091 = Z = 1.014874190
($11.40)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume = $X

B =	The net investment factor for the current valuation period.
Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value And Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount (that is, the portfolio performance minus subaccount fees and charges including the mortality and expense risk and administrative charges that will equal an annual rate of 1.40%) exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $10.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for that subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment return adjustment factor for the valuation period.

The investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

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The net investment factor for the Contract used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a portfolio share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the portfolio for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for which we determine to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a portfolio share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk charge and the administrative charge. This factor is equal, on an annual basis, to 1.40% of the daily net asset value of the portfolio share held in that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the maturity date. See Annuity Payment Options – Determination of the First Variable and Fixed Payment, which contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity unit value = ABC

Where: A =	Annuity unit value for the immediately preceding valuation period.
	Assume	= $X

B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.
	Assume	= Y

C =	A factor to neutralize the assumed interest rate of 5% built into the annuity tables used.
	Assume	= Z

Then, the annuity unit value is:         $XYZ = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	AB
$1,000

Where: A =	The annuity value as of the maturity date.
	Assume	= $	X

B =	The annuity purchase rate per $1,000 based upon the option selected, the gender and adjusted age of the annuitant according to the tables contained in the Contract.
	Assume	= $	Y

Then, the first monthly variable annuity payment =	$XY	= $Z
1,000

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Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where: A =	The dollar amount of the first monthly variable annuity payment.
	Assume	= $X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.
	Assume	= $Y

Then, the number of annuity units =	$X	= Z
$Y

HISTORICAL PERFORMANCE DATA

Money Market Yields

Yield - The yield quotation set forth in the prospectus for the Transamerica Money Market VP subaccount is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement, and is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one unit in the Transamerica Money Market VP subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

Effective Yield - The effective yield quotation for the Transamerica Money Market VP subaccount set forth in the prospectus is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement. The effective yield is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing subaccount having a balance of one unit in the Transamerica Money Market VP subaccount at the beginning of the period. A hypothetical charge, reflecting deductions from owner accounts, is subtracted from the balance. The difference is divided by the value of the subaccount at the beginning of the base period to obtain the base period return, which is then compounded by adding 1. Next, the sum is raised to a power equal to 365 divided by 7, and 1 is subtracted from the result. The following formula describes the computation:

EFFECTIVE YIELD = ({BASE PERIOD RETURN + 1} 365/7) – 1

The effective yield is shown at least to the nearest hundredth of one percent.

Hypothetical Charge - For purposes of the yield and effective yield computations, the hypothetical charge reflects all fees and charges that are charged to all owner accounts in proportion to the length of the base period including the annual Contract charge, calculated on the basis of an average Contract size. The yield and effective yield quotations do not reflect any deduction for premium taxes or transfer charges that may be applicable to a particular Contract, nor do they reflect the withdrawal charge that may be assessed at the time of withdrawal in an amount ranging up to 8% of the requested withdrawal amount. Nor do the yield calculations take into account the surrender charges imposed under the Contract or the charges for any optional riders. The specific withdrawal charge percentage applicable to a particular withdrawal depends on the length of time purchase payments have been held under the Contract and whether withdrawals have been made previously during that Contract year. (See Section 5. Expenses—Withdrawal Charge of the prospectus.) No fees or sales charges are assessed upon annuitization under the Contracts, except premium taxes. Realized gains and losses from the sale of securities, and unrealized appreciation and depreciation of assets held by the Transamerica Money Market VP subaccount and the fund are excluded from the calculation of yield.

The yield on amounts held in the Transamerica Money Market VP subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Transamerica Money Market VP subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of Transamerica Money Market VP, the types and quality of portfolio securities held by Transamerica Money Market VP and its operating expenses. Because of the charges and deductions imposed under a Contract, the yield for the Transamerica Money Market VP Subaccount will be lower than the yield for the corresponding money market portfolio.

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Total Returns

The total return quotations set forth in the prospectus for all subaccounts, except the Transamerica Money Market VP subaccount, holding assets for the Contracts during the accumulation period are average annual total return quotations for the one, five, and ten-year periods (or, if a subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the separate account, and for the period from the first date any subaccount investing in an underlying portfolio commenced operations until the aforesaid date. The quotations are computed by determining the average annual compounded rates of return over the relevant periods that would equal the initial amount invested to the ending redeemable value, adjusted to reflect current subaccount charges, according to the following formula:

P(1 + T)n = ERV

Where:	P	=	a hypothetical initial payment of $1,000
	T	=	average annual total return
	n	=	number of years
	ERV	=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period.

For purposes of the total return quotations for all of the subaccounts, except the Transamerica Money Market VP subaccount, the calculations take into account all current fees that are charged under the Contract to all owner accounts during the accumulation period. Such fees include the mortality and expense risk charge, the administrative charge, and the annual Contract charge. The calculations also assume a complete surrender as of the end of the particular period; therefore, the withdrawal charge is deducted. The calculations do not reflect any deduction for premium taxes or any transfer or withdrawal charges that may be applicable to a particular Contract.

Other Performance Data

We may present the total return data stated in the prospectus on a non-standardized basis. This means that the data will not be reduced by the withdrawal charge under the Contract and that the data may be presented for different time periods and for different purchase payment amounts. Non-standardized performance data will only be disclosed if standardized performance data for the required periods is also disclosed.

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We may also disclose cumulative total returns and average annual compound rates of return (T) for the subaccounts based on the inception date of the subaccounts investing in the underlying portfolios. We calculate cumulative total returns according to the following formula:

(1 + T)n - 1

Where:     T and n are the same values as above

In addition, we may present historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

For instance, we may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the Contract, as if the Contract had been in existence. Such fees and charges include the mortality and expense risk charge, the administrative charge and the annual Contract charge. Such data may or may not assume a complete surrender of the Contract at the end of the period.

Advertising and Sales Literature

From time to time we may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are: (1) the selection of individual investments has little impact on portfolio performance, (2) market timing strategies seldom work, (3) markets are efficient, and (4) portfolio selection should be made among asset classes. Modern Portfolio Theory allows an investor to determine an efficient portfolio selection that may provide a higher return with the same risk or the same return with lower risk.

When presenting the asset allocation process we may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. We may classify investors into four categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the four risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services and any other expert which has been deemed by us to be appropriate. We may also provide an historical overview of the performance of a variety of investment market indices, the performance of these indices over time, and the performance of different asset classes, such as stocks, bonds, cash equivalents, etc. We may also discuss investment volatility including the range of returns for different asset classes and over different time horizons, and the correlation between the returns of different asset classes. We may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, we may describe various investment strategies and methods of implementation, the periodic rebalancing of diversified portfolios, the use of dollar cost averaging techniques, a comparison of the tax impact of purchase payments made on a “before tax” basis through a tax-qualified plan with those made on an “after tax” basis outside of a tax-qualified plan, and a comparison of tax-deferred versus non tax-deferred accumulation of purchase payments.

As described in the prospectus, in general, an owner is not taxed on increases in value under a Contract until a distribution is made under the Contract. As a result, the Contract will benefit from tax deferral during the accumulation period, as the annuity value may grow more rapidly than under a comparable investment where certain increases in value are taxed on a current basis. From time to time, we may use narrative, numerical or graphic examples to show hypothetical benefits of tax deferral in advertising and sales literature.

PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Rating Services, Moody’s Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company’s financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its subaccounts, the funds or their portfolios, or to their performance.

ADMINISTRATION

Western Reserve performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of records concerning the Contracts, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Western Reserve. As presently required by the 1940 Act and regulations promulgated thereunder, Western Reserve will mail to all Contract owners at their last known address of record, at least annually, reports containing such information as may be required under the 1940 Act or by any other applicable law or regulation. Contract owners will also receive confirmation of each financial transaction including: purchase payments, transfers, partial withdrawals, and a complete surrender, and any other reports required by law or regulation.

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DISTRIBUTION OF THE CONTRACTS

We currently offer the Contracts on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

TCI serves as principal underwriter for the Contracts. TCI’s home office is located at 4600 S Syracuse St Suite 1100 Denver, Colorado 80237-2719. TCI is an affiliate of Western Reserve and, like Western Reserve, is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. TCI is not a member of the Securities Investor Protection Corporation.

The Contracts are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. Sales representatives with these selling firms are appointed as our insurance agents.

During fiscal years 2007 and 2006, before TCI replaced our affiliate AFSG Securities Corporation (“AFSG”) as principal underwriteer for the Contracts the amounts paid to AFSG in connection with all Contracts sold through the separate account were $1,009,347 and $2,852,278, respectively and during fiscal years 2008 and 2007, $1,850,084 and $1,450,697, respectively, were paid to TCI. TCI passed through commissions it received to selling firms for their sales and did not retain any portion of them. We and our affiliates provide paid-in capital to TCI (and provided paid-in capital to AFSG) and pay for TCI’s (and paid for AFSG’s) operating and other expenses, including overhead, legal and accounting fees.

We and/or TCI or ISI may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the Contracts in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the Contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses or the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

OTHER PRODUCTS

Western Reserve makes other variable annuity contracts available that may also be funded through the separate account. These variable annuity contracts may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

The assets of the separate account are held by Western Reserve. The assets of the separate account are kept physically segregated and held apart from our general account and any other separate account. Western Reserve maintains records of all purchases and redemptions of shares of the funds. Additional protection for the assets of the separate account is provided by a blanket bond issued to AEGON USA, Inc. (“AEGON USA”) in the aggregate amount of $12 million, covering all of the employees of AEGON USA and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. provides additional fidelity coverage to a limit of $10 million.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington, D.C. has provided legal advice to Western Reserve relating to certain matters under the federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2008 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Western Reserve at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

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OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of an owner’s interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Western Reserve’s financial statements which are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

Financial statements for Western Reserve as of December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008 have been prepared on the basis of statutory accounting principles, rather than accounting principles generally accepted in the United States.

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FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Western Reserve Life Assurance Co. of Ohio

Years Ended December 31, 2008, 2007 and 2006

Western Reserve Life Assurance Co. of Ohio

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2008, 2007 and 2006

Report of Independent Registered Public Accounting Firm

The Board of Directors

Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio (the Company) as of December 31, 2008 and 2007, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2008. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2008 and 2007, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2008.

1
A member firm of Ernst & Young Global Limited

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2008 and 2007, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2008, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, Western Reserve Life Assurance Co. of Ohio, with the permission of the Ohio Superintendent of Insurance, changed its policy for deferred income taxes at December 31, 2008.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 27, 2009

2
A member firm of Ernst & Young Global Limited

Western Reserve Life Assurance Co. of Ohio

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2008	2007
Admitted assets
Cash and invested assets:
Bonds	$619,733	$696,849
Preferred stocks	4,545	4,673
Common stocks of affiliated entities (cost: 2008—$21,422 and 2007—$20,659)	26,092	24,397
Mortgage loans on real estate	12,754	24,493
Home office properties	37,806	38,574
Cash, cash equivalents and short-term investments	279,506	45,633
Policy loans	411,020	410,844
Invested asset receivable	25,399	—
Other invested assets	8,351	10,358

Total cash and invested assets	1,425,206	1,255,821

Net deferred income tax asset	76,045	30,879
Premiums deferred and uncollected	4,431	4,970
Reinsurance receivable	3,293	8,579
Federal income tax recoverable	75,192	—
Receivable from parent, subsidiaries and affiliates	81,614	16,005
Investment income due and accrued	7,577	7,722
Cash surrender value of life insurance policies	66,323	63,948
Due from broker	104,605	—
Other admitted assets	7,954	7,386
Separate account assets	6,275,403	10,373,595

Total admitted assets	$8,127,643	$11,768,905

3

	December 31
	2008	2007
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$1,113,616	$1,055,742
Annuity	621,785	596,029
Accident and health	39	—
Life policy and contract claim reserves	22,480	15,373
Liability for deposit-type contracts	14,520	16,119
Other policyholders’ funds	43	50
Interest maintenance reserve	19,586	—
Remittances and items not allocated	6,916	9,202
Federal and foreign income taxes payable	—	973
Transfers to separate accounts due or accrued	(719,097)	(888,410)
Asset valuation reserve	4,380	7,096
Reinsurance in unauthorized companies	1,174	—
Funds held under coinsurance and other reinsurance treaties	121,095	16,541
Payable to affiliates	65,264	37,892
Amounts incurred under modified coinsurance agreements	35,317	3,607
Unearned investment income	10,551	10,472
Disbursement payable—contract termination	225,843	—
Other liabilities	28,636	25,921
Separate account liabilities	6,275,403	10,373,595

Total liabilities	7,847,551	11,280,202

Capital and surplus:
Common stock, $1.00 par value, 3,000,000 shares authorized and 2,500,000 shares issued and outstanding	2,500	2,500
Aggregate write-ins for other than special surplus funds	45,322	—
Paid-in surplus	149,634	151,259
Unassigned surplus	82,636	334,944

Total capital and surplus	280,092	488,703

Total liabilities and capital and surplus	$8,127,643	$11,768,905

See accompanying notes.

4

Western Reserve Life Assurance Co. of Ohio

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2008	2007	2006
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$574,562	$583,890	$582,936
Annuity	213,833	429,894	584,189
Accident and health	447	—	—
Net investment income	71,623	68,832	64,109
Amortization of interest maintenance reserve	(443)	(510)	(437)
Commissions and expense allowances on reinsurance ceded	(11,229)	11,826	9,385
Reserve adjustments on reinsurance ceded	1,982,087	10,216	8,451
Income from fees associated with investment management, administration and contract guarantees for separate accounts	113,994	137,410	128,081
Income earned on company owned life insurance	2,367	2,323	2,257
Income from administrative service agreement with affiliate	30,230	38,629	36,528
Other	6,616	6,130	5,320

	2,984,087	1,288,640	1,420,819
Benefits and expenses:
Benefits paid or provided for:
Life	83,678	74,138	65,610
Surrender benefits	1,124,340	1,206,556	1,047,578
Annuity benefits	46,871	49,912	47,275
Other benefits	1,860	1,564	2,587
Increase (decrease) in aggregate reserves for policies and contracts:
Life	57,874	69,337	34,451
Annuity	25,756	(40,543)	(56,276)
Accident and health	39	—	—

	1,340,418	1,360,964	1,141,225
Insurance expenses:
Commissions	162,635	174,497	167,682
General insurance expenses	110,328	111,553	101,204
Taxes, licenses and fees	17,089	20,455	16,459
Net transfers from separate accounts	(540,274)	(576,044)	(186,676)
Initial premium on Modco reinsurance transaction	2,006,918	—	—
Other expenses	1,086	947	1,274

	1,757,782	(268,592)	99,943

Total benefits and expenses	3,098,200	1,092,372	1,241,168

Gain (loss) from operations before dividends to policyholders, federal income tax (benefit) expense and net realized capital gains (losses) on investments	(114,113)	196,268	179,651
Dividends to policyholders	27	27	29

Gain (loss) from operations before federal income tax (benefit) expense and net realized capital gains (losses) on investments	(114,140)	196,241	179,622
Federal income tax (benefit) expense	(54,644)	61,963	67,978

Gain (loss) from operations before net realized capital gains (losses) on investments	(59,496)	134,278	111,644
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts tranferred to/from interest maintenance reserve)	368	(2,623)	345

Net (loss) income	$(59,128)	$131,655	$111,989

See accompanying notes.

5

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Aggregate Write-ins for Other than Special Surplus Funds	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2006	$2,500	$—	$152,185	$236,764	$391,449
Net income	—	—	—	111,989	111,989
Change in net unrealized capital gains and losses	—	—	—	(43,656)	(43,656)
Change in non-admitted assets	—	—	—	(42,577)	(42,577)
Change in asset valuation reserve	—	—	—	7,027	7,027
Change in liability for reinsurance in unauthorized companies	—	—	—	259	259
Change in surplus in separate accounts	—	—	—	(141)	(141)
Change in net deferred income tax asset	—	—	—	24,874	24,874
Dividend to stockholder	—	—	—	(2,000)	(2,000)
Cumulative effect of changes in accounting principles	—	—	—	1	1
Surplus effect of reinsurance transaction	—	—	—	(969)	(969)
Contributed surplus related to stock appreciation rights plans of indirect parent	—	—	(404)	—	(404)
Correction of prior year error	—	—	—	21,246	21,246

Balance at December 31, 2006	2,500	—	151,781	312,817	467,098
Net income	—	—	—	131,655	131,655
Change in net unrealized capital gains and losses	—	—	—	638	638
Change in non-admitted assets	—	—	—	(6,561)	(6,561)
Change in asset valuation reserve	—	—	—	(1,238)	(1,238)
Change in net deferred income tax asset	—	—	—	8,842	8,842
Dividend to stockholder	—	—	—	(110,000)	(110,000)
Surplus effect of reinsurance transaction	—	—	—	(1,209)	(1,209)
Contributed surplus related to stock appreciation rights plans of indirect parent	—	—	(522)	—	(522)

Balance at December 31, 2007	$2,500	$—	$151,259	$334,944	$488,703

6

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Aggregate Write-ins for Other than Special Surplus Funds	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2007	$2,500	$—	$151,259	$334,944	$488,703
Net loss	—	—	—	(59,128)	(59,128)
Change in net unrealized capital gains and losses, net of tax	—	—	—	1,738	1,738
Change in non-admitted assets	—	—	—	7,856	7,856
Change in asset valuation reserve	—	—	—	2,716	2,716
Change in liability for reinsurance in unauthorized companies	—	—	—	(1,174)	(1,174)
Dividend to stockholder	—	—	—	(200,000)	(200,000)
Change in net deferred income tax asset	—	—	—	(7,619)	(7,619)
Surplus effect of reinsurance transaction	—	—	—	3,543	3,543
Increase in admitted deferred tax attributable to use of permitted practice	—	45,322	—	—	45,322
Correction of interest on taxes	—	—	—	(240)	(240)
Contributed surplus related to stock appreciation rights plans of indirect parent	—	—	(1,625)	—	(1,625)

Balance at December 31, 2008	$2,500	$45,322	$149,634	$82,636	$280,092

See accompanying notes.

7

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2008	2007	2006
Operating activities
Premiums collected, net of reinsurance	$789,337	$1,014,138	$1,167,315
Net investment income received	76,682	73,854	71,408
Miscellaneous income received	152,105	204,010	187,060
Benefit and loss related payments	(1,243,327)	(1,333,939)	(1,165,987)
Commissions, expenses paid and aggregate write-ins for deductions	(293,143)	(311,221)	(282,359)
Net transfers to separate accounts and protected cell amounts	709,586	619,060	191,125
Dividends paid to policyholders	(27)	(27)	(29)
Federal and foreign income taxes paid	(33,143)	(69,082)	(60,364)

Net cash provided by operating activities	158,070	196,793	108,169

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	331,923	393,160	513,300
Preferred stocks	—	—	3,020
Common stocks	—	—	8,144
Mortgage loans on real estate	11,740	1,058	988
Other invested assets	—	—	—
Miscellaneous proceeds	8,250	7	962

Total investment proceeds	351,913	394,225	526,414

Costs of investments acquired:
Bonds	(234,428)	(467,479)	(465,786)
Preferred stocks	—	—	(2,488)
Common stocks	(763)	(758)	(4,126)
Mortgage loans on real estate	—	—	(8,501)
Real estate	(122)	(36)	(39)
Other invested assets	(669)	(1,335)	(484)
Miscellaneous applications	(38)	(4,506)	—

Total cost of investments acquired	(236,020)	(474,114)	(481,424)
Net increase in policy loans	(176)	(66,063)	(44,319)

Net cost of investments acquired	(236,196)	(540,177)	(525,743)

Net cash provided by (used in) investing activities	115,717	(145,952)	671

8

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2008	2007	2006
Financing and miscellaneous activities
Cash provided (applied):
Borrowed funds received (returned)	—	(18,791)	12,384
Net withdrawals on deposit-type contracts and other insurance liabilities	(1,973)	(835)	(5,334)
Dividends to stockholder	(200,000)	(110,000)	(2,000)
Funds held under reinsurance treaty with unauthorized reinsurers	104,554	446	(1,508)
Payable to affiliates	27,372	(3,370)	21,969
Other cash provided (applied)	30,133	15,035	(52,250)

Net cash used in financing and miscellaneous activities	(39,914)	(117,515)	(26,739)

Net increase (decrease) in cash, cash equivalents and short-term investments	233,873	(66,674)	82,101

Cash, cash equivalents and short-term investments:
Beginning of year	45,633	112,307	30,206

End of year	$279,506	$45,633	$112,307

See accompanying notes.

9

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

December 31, 2008

1. Organization and Summary of Significant Accounting Policies

Organization

Western Reserve Life Assurance Co. of Ohio (the Company) is a stock life insurance company and is a wholly owned subsidiary of AEGON USA, LLC (AEGON). AEGON is an indirect, wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company’s products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company’s new life insurance, and a portion of new annuities, are written through an affiliated marketing organization.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Prior to 2008, fair value for statutory purposes was based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP was based on indexes, third party pricing services, brokers,

10

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

external fund managers and internal models. In 2008, the NAIC adopted a regulation allowing insurance companies to report the fair value determined by the SVO or determine the fair value by using a permitted valuation method. Therefore, effective December 31, 2008, fair value for statutory purposes was reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances for mortgage loans are established, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

11

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Non-admitted Assets: Certain assets designated as “non-admitted”, principally the non-admitted portion of deferred income tax assets and agent debit balances, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

12

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

13

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are non-admitted. During 2008, the Company obtained permission from the state of Ohio to compute deferred income taxes using a permitted practice, which is discussed in detail in Note 2 – Prescribed and Permitted Statutory Accounting Practices.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities: If collateral is restricted and not available for the general use of the Company, an asset and related liability are not recorded on the balance sheet. However, if the collateral is not restricted and is available for general use, the Company is required to record the asset and related liability. Under GAAP, the asset and related liability must be recorded for collateral under the control of the Company, regardless of any restrictions on the collateral.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

14

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed a designation of an NAIC 6, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities, categorized as bonds, are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value as determined by the SVO and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses.

There are no restrictions on common or preferred stock.

Home office properties are reported at cost less allowances for depreciation. Depreciation of home office properties is computed principally by the straight-line method.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

15

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other than temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances. Other “admitted assets” are valued principally at cost.

Investments in Low Income Housing Tax Credit (LIHTC) Properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Realized capital gains and losses are determined using specific identification and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, preferred and common stocks are credited or charged directly to unassigned surplus.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration or changes in estimated cash flows. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

During 2008, 2007 and 2006 net realized capital (losses) gains of $19,356, $(177) and $(2,235), respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net (losses) gains aggregated $(443), $(510) and $(437), for the years ended December 31, 2008, 2007 and 2006, respectively.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. Investment income due and accrued of $6, $13 and $20 has been excluded for the years ended December 31, 2008, 2007 and 2006, respectively, with respect to such practices.

16

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative Instruments

Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Premiums received for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income.

Aggregate Reserves for Policies and Contracts

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law. The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.0 to 5.5 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

17

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4.0 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

The liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include supplemental contracts and certain annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits or changes in reserve in the statement of operations.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

18

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Separate accounts held by the Company primarily represent funds which are administered for individual variable universal life and variable annuity contracts. Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets consist of shares in funds, considered common stock investments, which are valued daily and carried at fair value. The separate accounts, held for individual policyholders, do not have any minimum guarantees, and the investment risks associated with the fair value changes are borne entirely by the policyholder.

The Company received variable contract premiums of $732,493, $910,067 and $1,092,584, in 2008, 2007 and 2006, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contract holders have no claim against the assets of the general account.

Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. In addition, the Company received $113,994, $137,410 and $128,081, in 2008, 2007 and 2006, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2008, AEGON N.V. sponsored a stock option plan for eligible employees of the company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

19

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by AEGON. In accordance with Statement of Statutory Accounting Principles (SSAP) No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded a benefit of $1,628, $832 and $538 for the years ended December 31, 2008, 2007 and 2006, respectively. In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $3, $310 and $134 for years ended December 31, 2008, 2007 and 2006, respectively.

Recent Accounting Pronouncements

In November 2008, the NAIC issued SSAP No. 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments. This statement establishes statutory accounting principles for impairment analysis and subsequent valuation of loan-backed and structured securities. Prior to SSAP No. 98, loan-backed and structured securities were evaluated for impairment based upon undiscounted cash flows in accordance with SSAP No. 43, Loan-backed and Structured Securities. SSAP No. 98 requires the use of the present value of the anticipated future cash flows for this purpose. This will result in increased other-than-temporary impairments (OTTI) for certain loan-backed and structured settlement securities. The Company adopted SSAP No. 98 on January 1, 2009. The adoption of this statement shall be accounted for prospectively and therefore there was no impact to the Company’s financials at December 31, 2008. As a result of the adoption, the Company expects to reduce unassigned surplus by $7,836 at January 1, 2009.

In September 2008, the NAIC issued SSAP No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment. This statement establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an OTTI. Prior to SSAP No. 99, the Company’s investments in OTTI were reported in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities, SSAP No. 32, Investments in Preferred Stock and SSAP No. 43, Loan-backed and Structured Securities. The Company adopted SSAP No. 99 on January 1, 2009. The adoption of this statement shall be accounted for prospectively and therefore there was no impact to the Company’s financials at adoption.

Reclassifications

Certain reclassifications have been made to the 2007 and 2006 financial statements to conform to the 2008 presentation.

20

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Beginning in 2006, the manner in which the reserves on Variable Annuity and Variable Universal Life contracts are split between the separate account and general account statements was modified. This modification resulted in the contract surrender value being held as the reserve in the separate account statement, and any reserves in excess of the surrender value being held as the reserve in the general account. As a result, the total reserves held by the Company did not change, although the new reserve split resulted in an increase in the general account reserves of approximately $479,175 and an offsetting decrease in the separate account reserves by this same amount as of December 31, 2006.

2. Prescribed and Permitted Statutory Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed by the Insurance Department of the State of Ohio. The Insurance Department of the State of Ohio recognizes only statutory accounting practices prescribed or permitted by the State of Ohio for determining and reporting the financial condition and results of operation of an insurance company for determining its solvency under Ohio Insurance Law. The NAIC Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio.

The Company, with the permission of the Ohio Superintendent of Insurance, determines the admitted amount of deferred income tax assets pursuant to Ohio Bulletin 2009-04. Bulletin 2009-04 increases the realization period for purposes of determining the admissibility of deferred tax assets in accordance with the requirements of SSAP No. 10, Income Taxes, Paragraph 10(b)(i) from one year to three years from the balance sheet date and expands the limit on net deferred tax assets for Paragraph 10(b)(ii) from 10% of adjusted capital and surplus to 15%.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Ohio is shown below :

	2008	2007	2006
Net Income (Loss), State of Ohio Basis	$(59,128)	$131,655	$111,989
State permitted practices (Income)	—	—	—

Net Income, NAIC SAP	$(59,128)	$131,655	$111,989

Statutory Surplus, State of Ohio Basis	$280,092	$488,703	$467,098
State permitted practices (Surplus)	(45,322)	—	—

Statutory Surplus, NAIC SAP	$234,770	$488,703	$467,098

21

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Accounting Changes and Corrections of Errors

Effective January 1, 2008, the Company modified the way it recorded interest on income taxes. Prior to January 1, 2008, interest on income taxes was included as a net amount (after federal tax benefit) within federal and foreign income taxes recoverable. Effective January 1, 2008, the gross amount of interest was included in taxes, licenses, and fees due and accrued, which is part of other liabilities, and the related deferred tax asset was included in net deferred income tax asset. The Company reported a decrease in unassigned surplus of $240 as of January 1, 2008 related to this change.

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Cash Equivalents and Short-Term Investments: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

Bonds and Preferred Stocks: Prior to 2008, fair values for bonds and preferred stocks were based on the price published by the SVO, if available. In 2008, the NAIC adopted regulation allowing insurance companies to report the fair value determined by the SVO or determine the fair value by using a permitted valuation method. Therefore, effective December 31, 2008, fair value for statutory purposes was reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments. For equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans: Carrying value of policy loans approximates their fair value.

Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

Separate Account Annuity Liabilities: Separate account annuity liabilities are based upon the fair value of the related separate account assets.

22

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Investment Contract Liabilities: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2008		2007
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash, cash equivalents and short-term investments	$279,506	$279,506	$45,633	$45,633
Bonds, other than affiliates	619,733	563,150	696,849	694,605
Preferred stocks, other than affiliates	4,545	3,580	4,673	4,646
Mortgage loans on real estate	12,754	11,545	24,493	24,249
Policy loans	411,020	411,020	410,844	410,844
Separate account assets	6,275,403	6,275,403	10,373,595	10,373,595

Liabilities
Investment contract liabilities	632,369	631,698	607,967	606,177
Deposit-type contracts	14,520	14,520	16,119	16,119
Separate account annuity liabilities	3,654,589	3,654,589	6,137,949	6,137,949
Included in the Company’s financial statements are certain investment-related financial instruments that are carried at fair value on a recurring basis. The Company also holds other financial instruments that are measured at fair value on a non-recurring basis; including impaired financial instruments, such as bonds and preferred stock that are carried at the lower of cost or market. Under Statutory Accounting practice, the Company calculates the fair value of affiliated common stock based on the equity method of accounting; as such, it is not included in the fair value disclosures.

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

23

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input employed.

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 —	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 —	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 —	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

24

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Financial assets and liabilities measured at fair value on a recurring basis

The following table provides information as of December 31, 2008 about the Company’s financial assets and liabilities measured at fair value on a recurring basis.

	2008
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments (a)	$—	$271,302	$790	$272,092
Separate Account assets (b)	6,275,403	—	—	6,275,403

Total assets	$6,275,403	$271,302	$790	$6,547,495

(a)	Short-term investments are carried at amortized cost; which approximates fair value.
(b)	Separate Accounts assets are carried at the net asset value provided by the fund managers.

Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

During 2008, the Company reported the following assets in Level 3 on a recurring basis.

Short-term Investments
Balance at January 1, 2008	$2,199
Change in realized gains/losses included in net income	1,409

Balance at December 31, 2008	$790

Total gains/losses included in income attributable to instruments held at the reporting date	$1,409

25

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Assets measured at fair value on a non-recurring basis

During 2008, the Company reported the following assets at fair value on a non-recurring basis.

Description	December 31, 2008	Level 1	Level 2	Level 3	Total Gains/ (Losses)
Fixed maturities	$1,692	—	—	$1,692	—

Level 3 Financial Assets

The Company classifies certain broker quoted or impaired securities in Level 3. Fair values for the securities classified in Level 3 are at the lower of cost or market value.

In certain circumstances, the Company will obtain non-binding broker quotes from brokers to assist in the determination of fair value. If those quotes can be corroborated by other market observable data, the investment will be classified as Level 2. If not, the investments are classified as Level 3 due to the broker’s valuation process.

Investments, which have a designation of NAIC 6, are considered to be impaired. They are reported at the lower of cost or market, with gains/ (losses) included in net income.

26

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments

The carrying amount and estimated fair value of investments in bonds and preferred stock are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2008
Unaffiliated bonds:
United States Government and agencies	$97,307	$30,939	$—	$—	$128,246
State, municipal and other government	4,477	—	661	377	3,439
Public utilities	10,493	233	—	359	10,367
Industrial and miscellaneous	212,419	546	7,927	11,830	193,208
Mortgage and other asset-backed securities	295,037	1,120	46,570	21,697	227,890

	$619,733	$32,838	$55,158	$34,263	$563,150
Unaffiliated preferred stocks	4,545	—	832	133	3,580

	$624,278	$32,838	$55,990	$34,396	$566,730

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2007
Unaffiliated bonds:
United States Government and agencies	$152,325	$5,531	$—	$1	$157,855
State, municipal and other government	4,494	115	—	58	4,551
Public utilities	14,942	345	32	—	15,255
Industrial and miscellaneous	193,686	2,292	1,185	1,396	193,397
Mortgage and other asset-backed securities	331,402	1,787	3,673	5,969	323,547

	$696,849	$10,070	$4,890	$7,424	$694,605
Unaffiliated preferred stocks	4,673	60	76	11	4,646

	$701,522	$10,130	$4,966	$7,435	$699,251

27

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2008 and 2007, respectively, for securities in an unrealized loss position greater than or equal to twelve months, the Company held 68 and 57 securities with a carrying amount of $202,928 and $181,439 and an unrealized loss of $55,990 and $4,966, with an average price of 72.4 and 97.3 (fair value/amortized cost). Of this portfolio, 88.42% and 97.43% were investment grade with associated unrealized losses of $43,441 and $4,645, respectively.

At December 31, 2008 and 2007, respectively, for securities that have been in a continuous loss position for less than twelve months, the Company held 95 and 59 securities with a carrying amount of $219,972 and $181,236 and an unrealized loss of $34,396 and $7,435 with an average price of 84.4 and 95.9 (fair value/amortized cost). Of this portfolio, 91.71% and 93.47% were investment grade with associated unrealized losses of $30,889 and $7,145, respectively.

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in affect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. For asset-backed securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

At December 31, 2008, the Company’s asset-backed securities (ABS) credit card portfolio had a fair value $11,970 less than the carrying amount. The unrealized loss in the ABS credit card sector is primarily a function of decreased liquidity and increased credit spreads in the structured finance and financial institution market. While the credit card ABS portfolios with large subprime segments may be negatively impacted by the slowing domestic economy and housing market, there has been little rating migration of the bonds held by the Company. All of the ABS credit card bonds held by the Company are rated investment grade. The Company’s entire credit card portfolio has been stress tested. Results of these stress tests indicate that while downgrades within the portfolio may occur, all of the securities in an unrealized loss position in this portfolio are projecting payment in full. As there has been no impact to expected future cash flows, the Company does not consider the underlying investments to be impaired as of December 31, 2008.

28

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2008, the Company’s ABS housing portfolio had a fair value $17,144 less than the carrying amount. ABS Housing securities are secured by pools of residential mortgage loans primarily those which are categorized as sub-prime.

Sub-prime mortgages are loans to homebuyers who have weak or impaired credit histories, are loans that are non-conforming or are loans that are second in priority. The Company does not sell or buy sub-prime mortgages directly. The Company’s exposure to sub-prime mortgages is through ABS. These securities are pools of mortgages that have been securitized and offered to investors as asset-backed securities, where the mortgages are collateral. Most of the underlying mortgages within the pool have FICO scores below 660 at issuance. Therefore, the ABS has been classified by the Company as a sub-prime mortgage position. Also included in the Company’s total sub-prime mortgage position are ABS with second lien mortgages as collateral. The second lien mortgages may not necessarily have sub-prime FICO scores; however, the Company has included these ABS in its sub-prime position as it’s the second priority in terms of repayment. The Company does not have any “direct” residential mortgages to sub-prime borrowers outside of the ABS structures.

All ABS-housing securities are monitored and reviewed on a monthly basis with detailed cash flow models using the current collateral pool and capital structure on each portfolio quarterly. Model output is generated under base and several stress-case scenarios. ABS-housing asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. The ABS-housing models incorporate external estimates on property valuations, borrower characteristics, propensity of a borrower to default or prepay and the overall security structure. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Recent payment history, a percentage of on-going delinquency rates and a constant prepayment rate are also incorporated into the model. Once the entire pool is modeled, the results are closely analyzed by the asset specialist to determine whether or not our particular tranche or holding is at risk for payment interruption. Holdings are impaired to projected cash flows where loss events have taken place (or are projected to take place on structured securities) that would affect future cash flows on our particular tranche.

Sub-prime holdings fair values have declined as the collateral pools have experienced higher than expected delinquencies and losses, further exacerbated by the impact of declining home values on borrowers using affordability products. Further impacting the unrealized losses is spread widening due to illiquidity as well as increased extension risk due to slower than expected prepayments. Despite the continued decline in the margin of safety on these securities during 2008, cash flow models indicate full recovery of principal and interest for each of the Company’s particular holdings in an unrealized loss position.

29

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

For ABS in an unrealized loss position, the Company considers them for impairment when there has been an adverse change in estimated cash flows from the cash flows previously projected at purchase, which is in accordance with SSAP 43, Loan-backed and Structured Securities. The Company did not impair any of its sub-prime mortgage positions in 2008 or 2007.

The actual cost, carrying amount and fair value of the Company’s sub-prime mortgage-backed ABS holdings at December 31, 2008 are $66,543, $66,514 and $49,487, respectively. As the remaining unrealized losses in the ABS housing portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2008.

At December 31, 2008, the Company’s commercial mortgage-backed securities (CMBS) portfolio had a fair value $23,321 less than the carrying amount. CMBS are securitizations of underlying pools of mortgages on commercial real estate. The underlying mortgages have varying risk characteristics and are pooled together and sold in different rated tranches. The Company’s CMBS includes conduit and single borrower mortgages.

All CMBS securities are monitored and modeled under base and several stress-case scenarios by asset specialists. For conduit securities, a widely recognized industry modeling software is used to perform a loan-by-loan, bottom-up approach. For non-conduit securities a CMBS asset specialist works closely with the Company’s real estate valuation group to determine underlying asset valuation and risk. Both methodologies incorporate external estimates on the property market, capital markets, property cash flows, and loan structure. Results are then closely analyzed by the asset specialist to determine whether or not a principal or interest loss is expected to occur. If cash flow models indicate a credit event will impact future cash flows, the security is impaired to undiscounted cash flows.

All of the securities in an unrealized loss position are rated investment grade. As the remaining unrealized losses in the CMBS portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2008.

30

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The estimated fair values of bonds and preferred stocks with gross unrealized losses at December 31, 2008 and 2007 are as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2008

Unaffiliated bonds:
United States Government and agencies	$5	$—	$5
State, municipal and other government	1,240	2,200	3,440
Public utilities	—	8,318	8,318
Industrial and miscellaneous	40,345	110,783	151,128
Mortgage and other asset-backed securities	102,536	63,506	166,042

	144,126	184,807	328,933
Unaffiliated preferred stocks	2,811	769	3,580

	$146,937	$185,576	$332,513

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2007

Unaffiliated bonds:
United States Government and agencies	$—	$823	$823
State, municipal and other government	—	1,851	1,851
Public utilities	4,963	—	4,963
Industrial and miscellaneous	61,784	48,785	110,569
Mortgage and other asset-backed securities	106,518	121,865	228,383

	173,265	173,324	346,589
Unaffiliated preferred stocks	3,207	477	3,684

	$176,472	$173,801	$350,273

31

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The carrying amount and fair value of bonds at December 31, 2008, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Carrying Value	Estimated Fair Value
Due in one year or less	$24,550	$24,569
Due after one year through five years	142,410	131,768
Due after five years through ten years	50,012	43,033
Due after ten years	107,724	135,890

	324,696	335,260
Mortgage and other asset-backed securities	295,037	227,890

	$619,733	$563,150

A detail of net investment income is presented below:

	Year Ended December 31
	2008	2007	2006
Income:
Bonds	$36,265	$32,953	$32,693
Preferred stocks	258	264	421
Common stocks of affiliated entities	8,085	6,160	10,010
Mortgage loans on real estate	1,705	1,501	1,183
Real estate	4,562	7,243	7,400
Policy loans	23,746	22,127	18,870
Cash, cash equivalents and short-term investments	4,194	9,852	—
Other invested assets	(2,677)	(2,995)	—
Other	2,534	492	2,279

Gross investment income	78,672	77,597	72,856
Less investment expenses	(7,049)	(8,765)	(8,747)

Net investment income	$71,623	$68,832	$64,109

Investment expenses include expenses for the occupancy of company-owned property of $3,949, $3,759 and $3,668 during 2008, 2007 and 2006, respectively, as well as depreciation expense on these properties of $890, $890 and $887, respectively.

32

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Proceeds from sales of debt securities and related gross realized gains and losses were as follows:

	Year Ended December 31
	2008	2007	2006
Proceeds	$308,079	$372,675	$510,357

Gross realized gains	$35,518	$2,154	$1,685
Gross realized losses	(7,238)	(2,426)	(4,689)

Net realized capital gains (losses)	$28,280	$(272)	$(3,004)

The Company had gross realized losses of $4,739 in 2008 which relate to losses recognized on other than temporary declines in fair values of bonds. The Company did not have gross realized losses in 2007 or 2006 related to losses recognized on other than temporary declines in fair values of bonds.

At December 31, 2008, bonds with an aggregate carrying value of $3,823 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

Net realized capital gains (losses) on investments and change in unrealized capital gains and losses are summarized below:

	Realized
	Year Ended December 31
	2008	2007	2006
Bonds	$23,541	$(272)	$(3,004)
Common stocks	—	—	(20)
Cash, cash equivalents, and short-term investments	(1,508)	(1,230)	—
Derivatives	9,756	(2,240)	(858)
Other invested assets	1	(164)	952

	31,790	(3,906)	(2,930)
Federal income tax effect	(12,066)	1,106	1,040
Transfer to (from) interest maintenance reserve	(19,356)	177	2,235

Net realized capital gains (losses) on investments	$368	$(2,623)	$345

33

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

	Change in Unrealized
	Year Ended December 31
	2008	2007	2006
Bonds	$(2,070)	$—	$—
Common stocks	932	638	(43,656)

Change in unrealized capital gains (losses)	$(1,138)	$638	$(43,656)

Gross unrealized gains (losses) on common stocks of affiliated entities were as follows:

	December 31
	2008	2007
Unrealized gains	$7,228	$6,212
Unrealized losses	(2,559)	(2,475)

Net unrealized gains	$4,669	$3,737

During 2008 and 2007, the Company did not issue any mortgage loans.

During 2008, 2007 and 2006, no mortgage loans were foreclosed and transferred to real estate. At December 31, 2008, 2007 and 2006, the Company held a mortgage loan loss reserve in the asset valuation reserve of $61, $233 and $243, respectively.

At December 31, 2008, the Company had three LIHTC. The remaining years of unexpired tax credits ranged from three to nine and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from seven to thirteen years. The amount of contingent equity commitments expected to be paid during the years 2009 to 2013 is $1,491. There were no impairment losses, write-downs or reclassifications during 2008 related to these credits.

At December 31, 2007, the Company had three LIHTC. The remaining years of unexpired tax credits ranged from four to ten and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from eight to fourteen years. The amount of contingent equity commitments expected to be paid during the years 2008 to 2012 is $2,053. There were no impairment losses, write-downs, or reclassifications during 2007 related to any of these credits.

The Company issues products providing the customer a return based on the S&P 500 index. The Company uses S&P 500 index futures contracts to hedge the liability risk associated with these products.

34

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

Under exchange traded futures and options, the Company agrees to purchase a specified number of contracts with other parties and to post a variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange. The Company recognized net realized gains (losses) from futures contracts in the amount of $9,756, $(2,240) and $(858) for the years ended December 31, 2008, 2007 and 2006, respectively.

6. Reinsurance

The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

Premiums earned reflect the following reinsurance ceded amounts for the year ended December 31:

	Year Ended December 31
	2008	2007	2006
Direct premiums	$990,717	$1,084,449	$1,229,963
Reinsurance assumed—affiliated	3,730	3,853	2,382
Reinsurance ceded—affiliated	(170,903)	(48,572)	(43,611)
Reinsurance ceded—non-affiliated	(34,702)	(25,946)	(21,609)

Net premiums earned	$788,842	$1,013,784	$1,167,125

35

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $40,858, $37,977 and $34,248 during 2008, 2007 and 2006, respectively. At December 31, 2008 and 2007, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $19,752 and $14,863, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2008 and 2007 of $266,137 and $112,489, respectively. As of December 31, 2008 and 2007, the amount of reserve credits for reinsurance ceded that represented unauthorized affiliated companies were $224,853 and $75,817, respectively.

The net amount of the reduction in surplus at December 31, 2008 if all reinsurance agreements were cancelled is $8,307.

The Company has entered into an indemnity reinsurance agreement effective December 31, 2008, with Transamerica International Re (Bermuda) Ltd, an affiliate of the Company, to cede on a 100% quota share basis the net liabilities associated with certain of the Company’s variable annuity products on a coinsurance and modified coinsurance basis. The Company ceded reserves on a coinsurance basis of $133,875, received consideration of $12,780 and established a funds withheld liability of $121,095. The pretax gain of $12,780 ($8,307 on a net of tax basis) has been reclassified to equity in accordance with SSAP 61, Life, Deposit-Type and Accident and Health Reinsurance. The Company ceded general account and separate account reserves on a modified coinsurance basis of $303,642 and $1,703,276, respectively. An initial reinsurance premium equal to the reserves ceded was recorded, resulting in no gain or loss on the modified coinsurance portion on this transaction. At December 31, 2008, the Company holds collateral in the form of letters of credit of $95,000 from the assuming company.

Effective October 1, 2008 the Company recaptured various guaranteed minimum death benefit riders included in certain of its variable annuity contracts that were previously ceded to Transamerica International Re (Bermuda) Ltd., an affiliate, under a 2001 reinsurance agreement. The Company released a funds withheld liability of $14,716 associated with this business and paid recapture consideration of $36,703. Reserves recaptured included $71,423 of GMDB reserves and $1,927 of claim reserves. The resulting pretax loss of $95,337 was included in the Summary of Operations in accordance with SSAP 61. In addition, the unamortized pre-tax ceded gain held by the Company in unassigned surplus resulting from the original reinsurance transaction was released into income in the amount of $5,925 ($3,851 net of tax). Prior to this transaction, the Company had amortized $1,367 and $1,823 on a pre-tax basis ($889 and $1,185 on a net of tax basis) into earnings for 2008 and 2007, respectively, with a corresponding charge to unassigned surplus.

36

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

During 2006, the Company entered into a reinsurance agreement with Transamerica International Reinsurance Ireland, Ltd. (TIRI) an affiliate, to retrocede an inforce block of term life business effective January 1, 2006. The difference between the initial commission expense allowance received of $700 and ceded reserves of $332 resulted in an initial transaction gain of $368, which was credited to unassigned surplus on a net of tax basis in the amount of $240, in accordance with SSAP No. 61. For each of the years ended December 31, 2008 and 2007, the Company amortized $24 into earnings with a corresponding charge to unassigned surplus.

During 2007, the Company recaptured the risks related to the universal life business that was previously ceded to TIRI on a funds withheld basis. The Company paid recapture consideration of $525 and received $81 for assets recaptured related to the block. Reserves recaptured included $5,453 in life reserves and $30 in other claim reserves, resulting in a net pre-tax loss of $5,927, which is included in the statement of operations.

Letters of credit held for all unauthorized reinsurers as of December 31, 2008 and 2007 were $131,155 and $79,000, respectively.

37

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes

The main components of deferred tax amounts are as follows:

	December 31
	2008	2007
Deferred income tax assets:
Non-admitted assets	$5,587	$6,650
Partnerships	945	3,029
Tax basis deferred acquisition costs	92,162	93,168
Reserves	123,431	135,841
Unrealized capital losses	32	31
§807(f) assets	163	187
Deferred intercompany losses	2,800	744
Guaranty funds	926	926
Credit carryforwards	—	2,482
Miscellaneous accruals	4,212	3,814
Other	2,352	1,938

Total deferred income tax assets	232,610	248,810

Deferred income tax assets non-admitted	115,396	165,305

Admitted deferred income tax assets	117,214	83,505

Deferred income tax liabilities:
Partnerships	310	—
Real estate	27	27
§807(f) liabilities	39,919	52,151
Unrealized capital gains	213	243
Deferred intercompany gains	32	—
Other	668	205

Total deferred income tax liabilities	41,169	52,626

Net admitted deferred income tax asset	$76,045	$30,879

38

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

The change in net deferred income tax assets is as follows:

	December 31
	2008	2007	Change
Total deferred income tax assets	$232,610	$248,810	$(16,200)
Total deferred income tax liabilities	41,169	52,626	11,457

Net deferred income tax asset	$191,441	$196,184	(4,743)

Tax effect of unrealized gains (losses)			(2,876)

Change in net deferred income tax			$(7,619)

	December 31
	2007	2006	Change
Total deferred income tax assets	$248,810	$250,068	$(1,258)
Total deferred income tax liabilities	52,626	62,726	10,100

Net deferred income tax asset	$196,184	$187,342	8,842

Tax effect of unrealized gains (losses)			—

Change in net deferred income tax			$8,842

Non-admitted deferred tax assets increased (decreased) $(49,909), $8,490 and $22,220 for 2008, 2007 and 2006, respectively.

39

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

As discussed in Note 2 Prescribed and Permitted Statutory Accounting Practices, the Company, with the permission of the Ohio Superintendent of Insurance, determines the admitted amount of deferred income tax assets pursuant to Ohio Bulletin 2009-04. The following charts outline the effect of this permitted practice on the Company’s financial statements:

		3 years		1 year		Change
18 e.	Gross DTAs at Enacted Tax Rate		$232,610		$232,610		$—
	Admitted Gross DTAs (paragraph 10 a.)	$30,723		$30,723		$—
	Admitted Gross DTAs (paragraph 10 b.)	45,322		—		45,322
	Admitted Gross DTAs (paragraph 10 c.)	41,169		41,169		—

	Total Admitted Gross DTAs	117,214	(117,214)	71,892	(71,892)	45,322	(45,322)

	Nonadmitted Gross DTAs		115,396		160,718		(45,322)
	Admitted DTA		117,214		71,892		45,322
	Gross DTL		(41,169)		(41,169)		—

	Net Admitted DTA		$76,045		$30,723		$45,322

18 f.	10 a.—Federal Income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year						$30,723
	10 b.i.—Gross DTAs, after application of 10a. expected to be realized within one year					$—
	10 b.ii.—10% of adjusted capital and surplus as shown on most recently filed statement					48,943
	Lesser of 10 b.i. or 10 b.ii.						—
	10 c.—Gross DTAs, after 10a. And 10b. That can be offset against gross DTLs						41 ,169

	Admitted Gross DTAs						71,892
	Gross DTLs						(41,169)

	Net Admitted DTAs						$30,723

10 d.ii.—If the reporting entity’s financial statements and risk-based capital (RBC) calculated using a DTA as the sum of 10 a., 10 b., 10 c. results in the Company’s risk-based capital level being above the maximum risk-based capital level where an action level could occur as a result of a trend test (i.e., 250% for life entities and 300% for property/casualty entities), then the reporting entity may admit a higher amount as calculated in paragraph 10 e.:

	Total adjusted capital using a DTA in accordance with 10 a., 10 b., and 10 c.						$239,472

	Authorized control level						44,224

	Total adjusted capital exceeds 250% of authorized control level, therefore DTA in accordance with 10 e. may be admitted.

	10 e.i.—Federal Income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year						30,723
	10 e.ii. (a)—Gross DTAs, after application of 10 e.i. expected to be realized within three years					$45,322
	10 e.ii. (b)—15% of adjusted capital and surplus as shown on most recently filed statement					73,414
	Lesser of 10 e.ii. (a) or 10 e.ii. (b)						45,322
	10 e.iii.—Gross DTAs, after 10 e.i. and 10 e.ii. that can be offset against gross DTLs						41,169

	Admitted Gross DTAs						117,214
	Gross DTLs						(41,169)

	Net Admitted DTAs						$76,045

40

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2008	2007	2006
Income tax expense (benefit) on operational gains and capital gains (losses) on investments computed at the federal statutory rate (35%)	$(28,823)	$67,317	$61,842
Deferred acquisition costs—tax basis	(1,023)	(314)	327
Dividends received deduction	(7,490)	(8,946)	(11,099)
IMR amortization	155	179	153
Investment income items	2,196	97	(375)
Limited partnership book/tax difference	156	232	223
Prior year under accrual	657	192	1,647
Reinsurance transactions	1,240	(423)	(339)
Tax credits	(5,370)	(3,198)	(3,167)
Tax reserve valuation	(2,895)	6,380	17,750
Miscellaneous accruals	(629)	1,576	43
Non-deductible items	917	91	100
Depreciation	(50)	(56)	(178)
LOLI	(831)	(887)	(790)
Other	(788)	(1,383)	801

Federal income tax (benefit) expense on operations and capital gains (losses) on investments	(42,578)	60,857	66,938
Less tax expense (benefit) on capital gains (losses)	12,066	(1,106)	(1,040)

Total federal income tax (benefit) expense	$(54,644)	$61,963	$67,978

The total statutory income taxes are computed as follows:

	Year Ended December 31
	2008	2007	2006
Federal income tax expense on operations and capital gains (losses) on investments	$(42,578)	$60,857	$66,938
Change in net deferred income taxes	(7,619)	8,842	24,874

Total statutory income tax (benefit) expense	$(34,959)	$52,015	$42,064

41

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its indirect parent company, Transamerica Corporation, and other affiliated companies. The method of allocation between the companies is subject to a written agreement. Under the terms of the agreement, allocations are based upon separate return calculations. The Company is entitled to recoup federal income taxes paid in the event of future losses and credits to the extent the losses and credits reduce the greater of the Company’s separately computed tax liability or the consolidated group’s tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event of future losses and credits to the extent the losses and credits reduce the greater of the Company’s separately computed tax liability or the consolidated group’s tax liability in any carryback or carryforward year when so applied. Intercompany tax balances are settled within 30 days of payment to or filing with the Internal Revenue Service.

The Company did not incur income taxes during 2008, which will be available for recoupment in the event of future net losses. The Company incurred income taxes during 2007 and 2006 of $60,165 and $65,214, respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2008 and 2007 is not material to the Company’s financial position. Therefore, the total amount of tax contingencies that, if recognized, would affect the effective income tax rate is immaterial. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest expense related to income taxes as of December 31, 2008 and 2007 was not material and the Company recorded no liability for penalties.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2000. The examination for the years 2001 through 2004 has been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions. An examination is currently underway for 2005 and 2006. The 2007 tax return has been filed but no examination has commenced.

42

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds relate to liabilities established on a variety of the Company’s products, primarily separate accounts that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2008		2007
	Amount	Percent	Amount	Percent
Subject to discretionary withdrawal with adjustment:
With market value adjustment	$32,391	1%	$20,695	0%
At book value less surrender charge of 5% or more	69,724	1	81,307	1
At fair value	3,696,287	83	6,164,883	91

Total with adjustment or at market value	3,798,402	85	6,266,885	92
At book value without adjustment (minimal or no charge or adjustment)	428,383	10	431,030	6
Not subject to discretionary withdrawal	235,131	5	92,330	2

Total annuity reserves and deposit liabilities	4,461,916	100%	6,790,245	100%

Less reinsurance ceded	165,616		35,260

Net annuity reserves and deposit liabilities	$4,296,300		$6,754,985

43

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

Information regarding the separate accounts of the Company is as follows:

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2008	$—	$—	$—	$731,603	$731,603

Reserves for accounts with assets at fair value at December 31, 2008	$—	$—	$—	$5,556,306	$5,556,306

Reserves for separate accounts by withdrawal characteristics at December 31, 2008:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	$—
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	5,556,306	5,556,306
At book value without market value adjustment and with current surrender charge of less than 5%	—	—	—	—	—

Subtotal	—	—	—	5,556,306	5,556,306
Not subject to discretionary withdrawal	—	—	—	—	—

Total separate account liabilities at December 31, 2008	$—	$—	$—	$5,556,306	$5,556,306

44

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2007	$—	$—	$—	$909,554	$909,554

Reserves for accounts with assets at fair value at December 31, 2007	$—	$—	$—	$9,485,165	$9,485,165

Reserves for separate accounts by withdrawal characteristics at December 31, 2007:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	$—
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	9,485,165	9,485,165
At book value without market value adjustment and with current surrender charge of less than 5%	—	—	—	—	—

Subtotal	—	—	—	9,485,165	9,485,165
Not subject to discretionary withdrawal	—	—	—	—	—

Total separate account liabilities at December 31, 2007	$—	$—	$—	$9,485,165	$9,485,165

45

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2008	2007	2006
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$732,493	$910,067	$1,092,584
Transfers from separate accounts	1,274,005	1,484,712	1,758,650

Net transfers from separate accounts	(541,512)	(574,645)	(666,066)
Other reconciling adjustments	1,238	(1,399)	215

Net transfers as reported in the summary of operations of the Company	$(540,274)	$(576,044)	$(665,851)

At December 31, 2008 and 2007, the Company had variable annuities with guaranteed living benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2008	Guaranteed Minimum Income Benefit	$990,339	$104,921	$97,859
2007	Guaranteed Minimum Income Benefit	$1,633,606	$28,980	$4,250

For Variable Annuities with Guaranteed Living Benefits (VAGLB), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

At December 31, 2008 and 2007, the Company had variable annuities with guaranteed death benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2008	Guaranteed Minimum Death Benefit	$3,074,498	$193,360	$157,384
2007	Guaranteed Minimum Death Benefit	$6,291,420	$73,072	$35,260

46

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2008 and 2007, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2008
Ordinary direct renewal business	$2,796	$1,625	$4,421
Ordinary new business	9	1	10

	$2,805	$1,626	$4,431

December 31, 2007
Ordinary direct renewal business	$3,046	$1,813	$4,859
Ordinary new business	262	(151)	111

	$3,308	$1,662	$4,970

At December 31, 2008 and 2007, the Company had insurance in force aggregating $3,644,366 and $2,170,424 respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Ohio Department of Insurance. The Company established policy reserves of $22,357 and $15,281 to cover these deficiencies at December 31, 2008 and 2007, respectively.

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

47

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9. Capital and Surplus

The Company is subject to limitations, imposed by the State of Ohio, on the payment of dividends to its parent company, AEGON. Generally, dividends during any twelve month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) net income for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2009, without the prior approval of insurance regulatory authorities, is $23,477.

On December 29, 2008 the Company paid a $200,000 common stock dividend to its parent company. Of this amount, $131,600 was considered an ordinary cash dividend and $68,400 was considered an extraordinary dividend. The Company received approval from the Ohio Department of Insurance to make the dividend payment. The Company paid ordinary common stock dividends of $110,000 and $2,000 to its parent on December 19, 2007 and September 8, 2006, respectively.

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2008, the Company meets the RBC requirements.

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense allocated to the Company aggregated $1,444, $1,829 and $1,432 for 2008, 2007 and 2006, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

48

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10. Retirement and Compensation Plans (continued)

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $793, $905 and $864 for 2008, 2007 and 2006, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for 2008, 2007 and 2006 was insignificant. AEGON also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The postretirement expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $143, $179 and $147 for 2008, 2007 and 2006, respectively.

11. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

49

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Related Party Transactions (continued)

The Company is party to a Cost Sharing agreement between AEGON companies, providing for services needed. The Company is also party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations by administering the day-to-day real estate and mortgage loan operations of the Company. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2008, 2007 and 2006, the Company paid $95,980, $106,392 and $94,305, respectively, for such services, which approximates their costs to the affiliates. During 2006, the Company executed an administration service agreement with Transamerica Fund Advisors, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $30,230, $38,629 and $36,528 from this agreement during 2008, 2007 and 2006, respectively. The Company provides office space, marketing and administrative services to certain affiliates. During 2008, 2007 and 2006, the Company received $95,867, $100,815 and $91,726, respectively, for such services, which approximates their cost.

Receivables from and payables to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. At December 31, 2008, 2007 and 2006, the Company has a net amount of $(16,350), $21,887 and $9,683, respectively, due (from) to affiliates. Terms of settlement require that these amounts are settled within 90 days. During 2008, 2007 and 2006, the Company paid net interest of $924, $1,954 and $1,599, respectively, to affiliates.

At December 31, 2008, the Company did not hold any short-term notes receivable.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2008 and 2007, the cash surrender value of these policies was $66,323 and $63,948, respectively.

12. Commitments and Contingencies

The Company is a party to legal proceedings involving a variety of issues incidental to its business. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position or results of operations.

50

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $3,337 and $3,344 with no offsetting premium tax benefit at December 31, 2008 and 2007, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $36, $(22) and $36 for 2008, 2007 and 2006, respectively.

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair market value of the loaned government/other domestic securities, respectively, as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government/other domestic securities, respectively. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair market value of the loaned security.

At December 31, 2007, securities in the amount of $158,452 were on loan under securities lending agreements. At December 31, 2007 the collateral the Company received from securities lending was in the form of cash. At December 31, 2008, there were no securities on loan under securities lending agreements.

The Company has contingent commitments of $1,491 and $2,053 as of December 31, 2008 and 2007, respectively, for LIHTC investments.

The Company is required by the Commodity Futures Trading Commission (CFTC) to maintain assets on deposit with brokers for futures trading activity done on behalf of the Company. The broker has a secured interest with priority in the pledged assets, however, the Company has the right to recall and substitute the pledged assets. At December 31, 2008 and 2007 respectively, the Company pledged assets in the amount of $36,127 and $6,449 to satisfy the requirements of futures trading accounts.

51

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During the period January 1, 2006 through June 30, 2006, the Company sold $32,428 of agent balances without recourse to ADB Corporation, LLC, an affiliated entity. The Company did not realize a gain or loss as a result of the sales. As of July 1, 2006, the Company no longer sells agent debit balances and thus has retained such balances as non-admitted receivables. Agent receivables in the amount of $15,409, $18,673 and $20,261 were non-admitted as of December 31, 2008, 2007 and 2006, respectively.

52

Statutory-Basis Financial

Statement Schedules

Western Reserve Life Assurance Co. of Ohio

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2008

Schedule I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States government and government agencies and authorities	$97,307	$128,246	$97,307
States, municipalities and political subdivisions	54,143	55,007	54,143
Foreign governments	3,652	2,754	3,652
Public utilities	10,493	10,367	10,493
All other corporate bonds	454,138	366,776	454,138
Preferred stocks	4,545	3,580	4,545

Total fixed maturities	624,278	566,730	624,278

Mortgage loans on real estate	12,754		12,754
Real estate	37,806		37,806
Policy loans	411,020		411,020
Cash, cash equivalents and short-term investments	279,506		279,506
Other invested assets	8,351		8,351

Total investments	$1,373,715		$1,373,715

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

53

Western Reserve Life Assurance Co. of Ohio

Supplementary Insurance Information

(Dollars in Thousands)

Schedule III

	Future Policy Benefits and Expenses	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims, Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2008
Individual life	$1,097,394	20,196	$574,634	$45,656	$370,010	$237,806
Group life	16,261	101	375	667	1,473	365
Annuity	621,785	2,183	213,833	25,300	968,935	1,519,611

	$1,735,440	$22,480	$788,842	$71,623	$1,340,418	$1,757,782

Year ended December 31, 2007
Individual life	$1,040,192	14,956	$583,844	$42,731	$304,367	$241,395
Group life	15,550	100	46	646	915	53
Annuity	596,029	317	429,894	25,455	1,055,682	(510,040)

	$1,651,771	$15,373	$1,013,784	$68,832	$1,360,964	$(268,592)

Year ended December 31, 2006
Individual life	$971,044	12,448	$582,703	$33,573	$727,802	$(178,400)
Group life	15,361	198	233	694	445	55
Annuity	636,572	238	584,189	29,842	892,153	(200,887)

	$1,622,977	$12,884	$1,167,125	$64,109	$1,620,400	$(379,232)

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

54

Western Reserve Life Assurance Co. of Ohio

Reinsurance

(Dollars in Thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2008
Life insurance in force	$102,486,516	$54,034,032	$16,447,344	$64,899,828	25%

Premiums:
Individual life	$648,362	$77,458	$3,730	$574,634	1%
Group life	5,033	4,658	—	375	0%
Annuity	337,322	123,489	—	213,833	0%

	$990,717	$205,605	$3,730	$788,842	0%

Year ended December 31, 2007
Life insurance in force	$99,363,588	$48,566,371	$17,211,679	$68,008,896	25%

Premiums:
Individual life	$646,758	$66,766	$3,853	$583,845	1%
Group life	586	540	—	46	0%
Annuity	437,105	7,212	—	429,893	0%

	$1,084,449	$74,518	$3,853	$1,013,784	1%

Year ended December 31, 2006
Life insurance in force	$90,434,049	$40,136,640	$17,246,515	$67,543,924	26%

Premiums:
Individual life	$637,660	$57,339	$2,382	$582,703	0%
Group life	725	492	—	233	0%
Annuity	591,578	7,389	—	584,189	0%

	$1,229,963	$65,220	$2,382	$1,167,125	0%

55

FINANCIAL STATEMENTS

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Year Ended December 31, 2008

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Financial Statements

Year Ended December 31, 2008

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of the WRL Series Annuity Account

Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statements of assets and liabilities of the subaccounts of Western Reserve Life Assurance Co. of Ohio Series Annuity Account (comprised of the Transamerica JPMorgan Core Bond VP, Transamerica Asset Allocation – Conservative VP, Transamerica Asset Allocation – Growth VP, Transamerica Asset Allocation Moderate Growth VP, Transamerica Asset Allocation – Moderate VP, Transamerica International Moderate Growth VP, Transamerica MFS International Equity VP, Transamerica Capital Guardian U.S. Equity VP, Transamerica Capital Guardian Value VP, Transamerica Clarion Global Real Estate Securities VP, Transamerica Federated Market Opportunity VP, Transamerica Science & Technology VP, Transamerica JPMorgan Mid Cap Value VP, Transamerica JPMorgan Enhanced Index VP, Transamerica Marsico Growth VP, Transamerica BlackRock Large Cap Value VP, Transamerica MFS High Yield VP, Transamerica Munder Net50 VP, Transamerica PIMCO Total Return VP, Transamerica Legg Mason Partners All Cap VP, Transamerica T. Rowe Price Equity Income VP, Transamerica T. Rowe Price Small Cap VP, Transamerica Templeton Global VP, Transamerica Third Avenue Value VP, Transamerica Balanced VP, Transamerica Convertible Securities VP, Transamerica Equity VP, Transamerica Growth Opportunities VP, Transamerica Money Market VP, Transamerica Small/Mid Cap Value VP, Transamerica U.S. Government Securities VP, Transamerica Value Balanced VP, Transamerica Van Kampen Mid-Cap Growth VP, Transamerica Index 50 VP, Transamerica Index 75 VP, Fidelity VIP Contrafund® Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Opportunities Portfolio, Fidelity VIP Index 500 Portfolio, ProFund VP Bull, ProFund VP Money Market, ProFund VP NASDAQ-100, ProFund VP Short Small-Cap, ProFund VP Small-Cap, Access VP High Yield, ProFund VP Europe 30, ProFund VP Oil & Gas, ProFund VP UltraSmall-Cap, ProFund VP Utilities, ProFund VP Consumer Services, ProFund VP Pharmaceuticals, ProFund VP Small-Cap Value, ProFund VP Falling US Dollar, ProFund VP Emerging Markets, ProFund VP International, ProFund VP Asia 30, ProFund VP Japan, ProFund VP Short NASDAQ-100, ProFund VP U.S. Government Plus, ProFund VP Basic Materials, ProFund VP Financials, ProFund VP Precious Metals, ProFund VP Telecommunications, ProFund VP Mid-Cap, ProFund VP Short Emerging Markets, ProFund VP Short International subaccounts) as of December 31, 2008, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts comprising the Western Reserve Life Assurance Co. of Ohio Series Annuity Account at December 31, 2008, and the results of their operations and changes in net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 25, 2009

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2008

	Transamerica JPMorgan Core Bond VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount
Assets
Investment in securities:
Number of shares	6,352,025.821	14,833,286.434	19,565,099.919	31,039,146.381

Cost	$75,742,748	$158,335,184	$216,492,304	$347,450,448

Investments in mutual funds, Level 1 quoted prices at net asset value	$75,963,486	$122,941,539	$128,512,860	$253,210,633
Receivable for units sold	—	—	—	—

Total assets	75,963,486	122,941,539	128,512,860	253,210,633

Liabilities
Payable for units redeemed	452	412	3,080	1,329

	$75,963,034	$122,941,127	$128,509,780	$253,209,304

Net Assets:
Deferred annuity contracts terminable by owners	$75,963,034	$122,941,127	$128,509,780	$253,209,304

Total net assets	$75,963,034	$122,941,127	$128,509,780	$253,209,304

Accumulation units outstanding:
M&E - 1.25%	988,483	2,175,882	3,053,848	5,920,283

M&E - 1.40%	1,765,933	5,870,201	7,225,916	13,430,725

M&E - 1.65%	426,816	2,519,671	2,849,910	4,231,945

M&E - 1.80%	38,551	468,357	173,076	572,750

M&E - 0.65%	—	—	—	—

M&E - 1.25%	54,437	180,123	211,114	449,321

M&E - 1.65%	18,967	83,187	64,837	144,520

M&E - 1.40%	21,666	90,925	70,419	73,403

M&E - 1.80%	2,168	30,806	3,680	24,712

Accumulation unit value:
M&E - 1.25%	$31.136176	$10.886953	$9.476716	$10.265908

M&E - 1.40%	$21.032692	$10.778738	$9.382517	$10.163856

M&E - 1.65%	$14.860872	$10.601197	$9.227934	$9.996389

M&E - 1.80%	$14.694805	$10.496124	$9.136422	$9.897317

M&E - 0.65%	$124.371179	$124.194110	$123.745101	$126.777270

M&E - 1.25%	$11.740871	$11.407303	$11.187240	$11.568168

M&E - 1.65%	$11.478575	$11.152435	$10.937263	$11.309658

M&E - 1.40%	$11.641642	$11.310922	$11.092700	$11.470410

M&E - 1.80%	$11.381882	$11.058479	$10.845103	$11.214406

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica International Moderate Growth VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Capital Guardian U.S. Equity VP Subaccount
Assets
Investment in securities:
Number of shares	27,374,861.405	966,279.578	10,415,570.808	2,430,199.514

Cost	$298,180,445	$10,238,915	$86,210,045	$22,107,681

Investments in mutual funds, Level 1 quoted prices at net asset value	$228,798,105	$6,492,766	$51,865,736	$11,446,240
Receivable for units sold	—	—	—	67

Total assets	228,798,105	6,492,766	51,865,736	11,446,307

Liabilities
Payable for units redeemed	716	66	1,695	—

	$228,797,389	$6,492,700	$51,864,041	$11,446,307

Net Assets:
Deferred annuity contracts terminable by owners	$228,797,389	$6,492,700	$51,864,041	$11,446,307

Total net assets	$228,797,389	$6,492,700	$51,864,041	$11,446,307

Accumulation units outstanding:
M&E - 1.25%	4,856,860	226,269	1,450,763	498,694

M&E - 1.40%	10,212,357	474,118	3,041,558	707,082

M&E - 1.65%	5,065,555	203,768	1,253,718	252,441

M&E - 1.80%	604,175	11,926	154,635	16,276

M&E - 0.65%	—	—	—	—

M&E - 1.25%	419,164	4,968	16,652	5,538

M&E - 1.65%	123,097	5,037	648	4,016

M&E - 1.40%	110,314	4,622	5,101	1,266

M&E - 1.80%	10,833	664	1,472	810

Accumulation unit value:
M&E - 1.25%	$10.793832	$7.004133	$9.407596	$7.768360

M&E - 1.40%	$10.686515	$6.976294	$9.245028	$7.691123

M&E - 1.65%	$10.510450	$6.930249	$6.959723	$7.564332

M&E - 1.80%	$10.406296	$6.902819	$6.847694	$7.489338

M&E - 0.65%	$127.867609	$—	$144.112588	$99.597454

M&E - 1.25%	$11.692959	$6.956633	$13.131549	$8.915561

M&E - 1.65%	$11.431736	$6.883280	$12.837901	$8.716276

M&E - 1.40%	$11.594186	$6.928996	$13.020004	$8.840208

M&E - 1.80%	$11.335445	$6.856028	$12.730037	$8.642765

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Capital Guardian Value VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount	Transamerica Federated Market Opportunity VP Subaccount	Transamerica Science & Technology VP Subaccount
Assets
Investment in securities:
Number of shares	2,071,622.120	5,198,156.195	8,357,622.638	2,428,437.649

Cost	$36,984,495	$88,944,337	$127,340,441	$11,224,176

Investments in mutual funds, Level 1 quoted prices at net asset value	$19,598,668	$40,789,545	$111,799,508	$6,337,350
Receivable for units sold	684	—	1,301	194

Total assets	19,599,352	40,789,545	111,800,809	6,337,544

Liabilities
Payable for units redeemed	—	413	—	—

	$19,599,352	$40,789,132	$111,800,809	$6,337,544

Net Assets:
Deferred annuity contracts terminable by owners	$19,599,352	$40,789,132	$111,800,809	$6,337,544

Total net assets	$19,599,352	$40,789,132	$111,800,809	$6,337,544

Accumulation units outstanding:
M&E - 1.25%	762,305	815,644	1,273,940	590,993

M&E - 1.40%	1,197,824	1,207,167	2,073,807	1,152,266

M&E - 1.65%	392,537	276,442	692,681	574,409

M&E - 1.80%	45,741	26,346	51,282	37,960

M&E - 0.65%	—	—	—	—

M&E - 1.25%	13,308	20,459	68,758	2,906

M&E - 1.65%	4,564	29,777	30,879	1,339

M&E - 1.40%	253	17,222	20,968	1,626

M&E - 1.80%	25	2,608	356	261

Accumulation unit value:
M&E - 1.25%	$8.178904	$16.721128	$29.204667	$2.708111

M&E - 1.40%	$8.097592	$16.455662	$28.569407	$2.673323

M&E - 1.65%	$7.964123	$20.957260	$18.633638	$2.615935

M&E - 1.80%	$7.885148	$20.723158	$18.425471	$2.582037

M&E - 0.65%	$111.020725	$145.932042	$134.378360	$104.983703

M&E - 1.25%	$9.873008	$13.681987	$12.460831	$9.220040

M&E - 1.65%	$9.652368	$13.376243	$12.182429	$9.013874

M&E - 1.40%	$9.789567	$13.566366	$12.355542	$9.142092

M&E - 1.80%	$9.570961	$13.263455	$12.079692	$8.938001

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2008

	Transamerica JPMorgan Mid Cap Value VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica Marsico Growth VP Subaccount	Transamerica BlackRock Large Cap Value VP Subaccount
Assets
Investment in securities:
Number of shares	1,945,125.467	614,338.227	2,367,997.294	4,158,042.390

Cost	$27,176,033	$8,584,366	$24,874,079	$70,525,692

Investments in mutual funds, Level 1 quoted prices at net asset value	$17,991,886	$5,007,251	$17,473,916	$46,114,412
Receivable for units sold	176	84	—	503

Total assets	17,992,062	5,007,335	17,473,916	46,114,915

Liabilities
Payable for units redeemed	—	—	209	—

	$17,992,062	$5,007,335	$17,473,707	$46,114,915

Net Assets:
Deferred annuity contracts terminable by owners	$17,992,062	$5,007,335	$17,473,707	$46,114,915

Total net assets	$17,992,062	$5,007,335	$17,473,707	$46,114,915

Accumulation units outstanding:
M&E - 1.25%	395,908	196,780	766,205	933,418

M&E - 1.40%	858,282	264,483	1,255,786	1,293,273

M&E - 1.65%	246,515	103,358	495,309	529,547

M&E - 1.80%	13,911	18,200	16,120	60,354

M&E - 0.65%	—	—	—	—

M&E - 1.25%	6,987	3,103	11,962	22,771

M&E - 1.65%	528	10,505	5,515	7,694

M&E - 1.40%	6,246	430	995	4,931

M&E - 1.80%	—	2,772	1,411	1,534

Accumulation unit value:
M&E - 1.25%	$11.963261	$8.401217	$7.025634	$17.356414

M&E - 1.40%	$11.790994	$8.317645	$6.924468	$17.030127

M&E - 1.65%	$11.428100	$8.180595	$6.251649	$12.576247

M&E - 1.80%	$11.300350	$8.099489	$6.181732	$12.435574

M&E - 0.65%	$130.956600	$108.644974	$109.447193	$146.453761

M&E - 1.25%	$11.777972	$9.785151	$10.088856	$13.069945

M&E - 1.65%	$11.514798	$9.566809	$9.863404	$12.777936

M&E - 1.40%	$11.678527	$9.702319	$10.003599	$12.959316

M&E - 1.80%	$11.417705	$9.485866	$9.780288	$12.670291

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2008

	Transamerica MFS High Yield VP Subaccount	Transamerica Munder Net50 VP Subaccount	Transamerica PIMCO Total Return VP Subaccount	Transamerica Legg Mason Partners All Cap VP Subaccount
Assets
Investment in securities:
Number of shares	964,885.151	1,315,912.557	4,650,880.941	4,223,961.265

Cost	$7,476,351	$12,372,932	$53,784,401	$54,037,951

Investments in mutual funds, Level 1 quoted prices at net asset value	$5,664,971	$6,578,410	$49,578,391	$31,383,559
Receivable for units sold	—	—	—	550

Total assets	5,664,971	6,578,410	49,578,391	31,384,109

Liabilities
Payable for units redeemed	118	333	214	—

	$5,664,853	$6,578,077	$49,578,177	$31,384,109

Net Assets:
Deferred annuity contracts terminable by owners	$5,664,853	$6,578,077	$49,578,177	$31,384,109

Total net assets	$5,664,853	$6,578,077	$49,578,177	$31,384,109

Accumulation units outstanding:
M&E - 1.25%	156,048	247,926	1,218,245	761,665

M&E - 1.40%	339,622	501,586	2,062,063	1,814,554

M&E - 1.65%	82,539	244,716	679,304	331,681

M&E - 1.80%	3,892	27,708	90,704	24,553

M&E - 0.65%	—	—	—	—

M&E - 1.25%	2,865	7,056	65,814	6,889

M&E - 1.65%	3,870	1,896	22,484	4,928

M&E - 1.40%	1,103	1,920	9,645	4,600

M&E - 1.80%	2,075	—	393	823

Accumulation unit value:
M&E - 1.25%	$9.651979	$6.541641	$12.097210	$10.896972

M&E - 1.40%	$9.570708	$6.446449	$11.976960	$10.740059

M&E - 1.65%	$9.436332	$5.911756	$11.779663	$9.608698

M&E - 1.80%	$9.356828	$5.845613	$11.662936	$9.501267

M&E - 0.65%	$99.851425	$122.152272	$117.513844	$114.333574

M&E - 1.25%	$9.531568	$10.552932	$11.087737	$10.286218

M&E - 1.65%	$9.318401	$10.317119	$10.840022	$10.056336

M&E - 1.40%	$9.451023	$10.463755	$10.994232	$10.199266

M&E - 1.80%	$9.240119	$10.230182	$10.748697	$9.971830

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2008

	Transamerica T. Rowe Price Equity Income VP Subaccount	Transamerica T. Rowe Price Small Cap VP Subaccount	Transamerica Templeton Global VP Subaccount	Transamerica Third Avenue Value VP Subaccount
Assets
Investment in securities:
Number of shares	3,480,114.411	3,441,059.343	7,788,402.520	10,849,018.189

Cost	$56,916,637	$33,932,765	$159,981,099	$186,639,581

Investments in mutual funds, Level 1 quoted prices at net asset value	$28,993,552	$18,130,356	$107,632,825	$92,216,655
Receivable for units sold	—	876	—	606

Total assets	28,993,552	18,131,232	107,632,825	92,217,261

Liabilities
Payable for units redeemed	20	—	17	—

	$28,993,532	$18,131,232	$107,632,808	$92,217,261

Net Assets:
Deferred annuity contracts terminable by owners	$28,993,532	$18,131,232	$107,632,808	$92,217,261

Total net assets	$28,993,532	$18,131,232	$107,632,808	$92,217,261

Accumulation units outstanding:
M&E - 1.25%	1,101,367	540,433	2,177,799	1,923,003

M&E - 1.40%	1,797,302	967,390	2,061,169	2,699,050

M&E - 1.65%	465,146	549,148	730,052	763,519

M&E - 1.80%	23,076	25,562	85,237	69,280

M&E - 0.65%	—	—	—	—

M&E - 1.25%	33,467	13,169	28,498	62,169

M&E - 1.65%	19,417	4,020	9,522	57,749

M&E - 1.40%	11,308	5,667	7,622	21,550

M&E - 1.80%	2,719	1,220	2,538	4,205

Accumulation unit value:
M&E - 1.25%	$8.370548	$9.142879	$24.496963	$16.757279

M&E - 1.40%	$8.250009	$9.011060	$23.921303	$16.483440

M&E - 1.65%	$8.695261	$7.331853	$5.541404	$16.414743

M&E - 1.80%	$8.598084	$7.249783	$5.097019	$16.231185

M&E - 0.65%	$117.779205	$124.127860	$110.578528	$140.301983

M&E - 1.25%	$10.615006	$10.933007	$10.403150	$12.812032

M&E - 1.65%	$10.377820	$10.688689	$10.170789	$12.525789

M&E - 1.40%	$10.525294	$10.840598	$10.315198	$12.703793

M&E - 1.80%	$10.290331	$10.598609	$10.084973	$12.420265

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Balanced VP Subaccount	Transamerica Convertible Securities VP Subaccount	Transamerica Equity VP Subaccount	Transamerica Growth Opportunities VP Subaccount
Assets
Investment in securities:
Number of shares	1,224,444.823	1,260,546.317	18,707,526.654	3,736,206.509

Cost	$14,919,409	$13,525,373	$475,160,067	$52,331,751

Investments in mutual funds, Level 1 quoted prices at net asset value	$10,259,841	$7,827,126	$280,220,767	$28,908,811
Receivable for units sold	91	270	—	778

Total assets	10,259,932	7,827,396	280,220,767	28,909,589

Liabilities
Payable for units redeemed	—	—	4,333	—

	$10,259,932	$7,827,396	$280,216,434	$28,909,589

Net Assets:
Deferred annuity contracts terminable by owners	$10,259,932	$7,827,396	$280,216,434	$28,909,589

Total net assets	$10,259,932	$7,827,396	$280,216,434	$28,909,589

Accumulation units outstanding:
M&E - 1.25%	293,030	146,616	14,906,518	1,080,159

M&E - 1.40%	537,952	438,031	12,811,288	1,286,657

M&E - 1.65%	166,020	158,563	1,480,091	454,294

M&E - 1.80%	22,557	4,146	176,276	34,350

M&E - 0.65%	—	—	—	—

M&E - 1.25%	11,628	10,563	85,639	27,069

M&E - 1.65%	2,788	484	19,707	24,605

M&E - 1.40%	1,998	6,026	35,247	6,646

M&E - 1.80%	—	—	2,514	1,709

Accumulation unit value:
M&E - 1.25%	$10.001877	$10.354799	$9.545353	$9.962582

M&E - 1.40%	$9.902303	$10.251854	$9.450325	$9.863660

M&E - 1.65%	$9.739067	$10.082963	$9.294608	$9.700972

M&E - 1.80%	$9.642533	$9.983048	$9.202447	$9.604825

M&E - 0.65%	$110.601616	$114.024858	$114.314297	$135.018550

M&E - 1.25%	$10.267689	$10.488174	$10.391153	$12.131266

M&E - 1.65%	$10.038342	$10.253796	$10.158937	$11.860192

M&E - 1.40%	$10.180926	$10.399653	$10.303339	$12.028728

M&E - 1.80%	$9.953666	$10.167473	$10.073405	$11.760235

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Money Market VP Subaccount	Transamerica Small/Mid Cap Value VP Subaccount	Transamerica U.S. Government Securities VP Subaccount	Transamerica Value Balanced VP Subaccount
Assets
Investment in securities:
Number of shares	168,151,646.020	2,126,396.045	2,566,051.280	14,285,227.169

Cost	$168,151,646	$44,216,250	$31,247,792	$182,356,714

Investments in mutual funds, Level 1 quoted prices at net asset value	$168,151,646	$24,662,332	$32,450,500	$122,722,925
Receivable for units sold	37,288	130	—	927

Total assets	168,188,934	24,662,462	32,450,500	122,723,852

Liabilities
Payable for units redeemed	—	—	118	—

	$168,188,934	$24,662,462	$32,450,382	$122,723,852

Net Assets:
Deferred annuity contracts terminable by owners	$168,188,934	$24,662,462	$32,450,382	$122,723,852

Total net assets	$168,188,934	$24,662,462	$32,450,382	$122,723,852

Accumulation units outstanding:
M&E - 1.25%	3,004,663	771,855	552,463	2,928,571

M&E - 1.40%	6,188,956	1,095,409	1,216,630	3,864,359

M&E - 1.65%	1,789,061	419,941	690,575	660,702

M&E - 1.80%	184,870	32,242	114,541	35,729

M&E - 0.65%	—	—	—	—

M&E - 1.25%	200,127	21,750	47,219	21,538

M&E - 1.65%	74,090	6,483	20,549	7,031

M&E - 1.40%	28,858	9,397	11,953	6,206

M&E - 1.80%	24,180	565	8	23

Accumulation unit value:
M&E - 1.25%	$17.559770	$10.336188	$12.417029	$17.123018

M&E - 1.40%	$14.433579	$10.669568	$12.293634	$16.767454

M&E - 1.65%	$11.456746	$10.162879	$12.091123	$10.652064

M&E - 1.80%	$11.328282	$10.098740	$11.971311	$10.534912

M&E - 0.65%	$113.364350	$110.482216	$122.200500	$116.185635

M&E - 1.25%	$10.806061	$10.618406	$11.527307	$10.644965

M&E - 1.65%	$10.565064	$10.423060	$11.269740	$10.407103

M&E - 1.40%	$10.714780	$10.544612	$11.429770	$10.555002

M&E - 1.80%	$10.475868	$10.350881	$11.174816	$10.319407

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Van Kampen Mid-Cap Growth VP Subaccount	Transamerica Index 50 VP Subaccount	Transamerica Index 75 VP Subaccount	ProFund VP Bull Subaccount
Assets
Investment in securities:
Number of shares	6,217,559.118	1,019.520	147,924.087	54,236.783

Cost	$171,790,427	$9,269	$1,472,518	$1,000,394

Investments in mutual funds, Level 1 quoted prices at net asset value	$84,494,266	$8,421	$1,078,367	$1,026,702
Receivable for units sold	1,831	1	360	46

Total assets	84,496,097	8,422	1,078,727	1,026,748

Liabilities
Payable for units redeemed	—	—	—	—

	$84,496,097	$8,422	$1,078,727	$1,026,748

Net Assets:
Deferred annuity contracts terminable by owners	$84,496,097	$8,422	$1,078,727	$1,026,748

Total net assets	$84,496,097	$8,422	$1,078,727	$1,026,748

Accumulation units outstanding:
M&E - 1.25%	1,699,120	1,007	24,806	30,748

M&E - 1.40%	1,720,471	22	123,687	98,082

M&E - 1.65%	671,764	—	—	11,908

M&E - 1.80%	163,208	—	—	2,480

M&E - 0.65%	—	—	—	—

M&E - 1.25%	13,831	—	599	—

M&E - 1.65%	412	—	—	—

M&E - 1.40%	7,317	—	242	—

M&E - 1.80%	1,506	—	—	—

Accumulation unit value:
M&E - 1.25%	$23.855349	$8.191586	$7.229553	$7.195497

M&E - 1.40%	$23.300841	$8.183473	$7.222383	$7.168227

M&E - 1.65%	$4.396503	$8.169994	$7.210477	$7.123111

M&E - 1.80%	$4.347260	$8.161933	$7.203348	$7.096218

M&E - 0.65%	$101.478898	$—	$—	$—

M&E - 1.25%	$9.222541	$8.191586	$7.229553	$7.195497

M&E - 1.65%	$9.016422	$8.169994	$7.210477	$7.123111

M&E - 1.40%	$9.144586	$8.183473	$7.222383	$7.168227

M&E - 1.80%	$8.940422	$8.161933	$7.203348	$7.096218

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2008

	ProFund VP Money Market Subaccount	ProFund VP NASDAQ-100 Subaccount	ProFund VP Short Small-Cap Subaccount	ProFund VP Small-Cap Subaccount
Assets
Investment in securities:
Number of shares	28,083,516.310	72,579.495	89,067.510	64,172.550

Cost	$28,083,516	$821,686	$1,579,299	$1,177,035

Investments in mutual funds, Level 1 quoted prices at net asset value	$28,083,516	$777,326	$1,578,276	$1,139,705
Receivable for units sold	479	898	383	488

Total assets	28,083,995	778,224	1,578,659	1,140,193

Liabilities
Payable for units redeemed	—	—	—	—

	$28,083,995	$778,224	$1,578,659	$1,140,193

Net Assets:
Deferred annuity contracts terminable by owners	$28,083,995	$778,224	$1,578,659	$1,140,193

Total net assets	$28,083,995	$778,224	$1,578,659	$1,140,193

Accumulation units outstanding:
M&E - 1.25%	674,141	23,667	45,685	21,821

M&E - 1.40%	1,574,479	60,116	60,402	114,859

M&E - 1.65%	339,573	13,331	34,064	27,613

M&E - 1.80%	44,896	6,594	—	1,331

M&E - 0.65%	—	—	—	—

M&E - 1.25%	41,923	51	385	—

M&E - 1.65%	41,786	—	1,047	—

M&E - 1.40%	2,741	62	920	—

M&E - 1.80%	1,368	—	—	—

Accumulation unit value:
M&E - 1.25%	$10.361146	$7.528750	$11.123886	$6.914804

M&E - 1.40%	$10.322089	$7.500229	$11.081781	$6.888600

M&E - 1.65%	$10.257466	$7.453003	$11.012103	$6.845219

M&E - 1.80%	$10.218940	$7.424877	$10.970581	$6.819370

M&E - 0.65%	$—	$—	$—	$—

M&E - 1.25%	$10.361146	$7.528750	$11.123886	$6.914804

M&E - 1.65%	$10.257466	$7.453003	$11.012103	$6.845219

M&E - 1.40%	$10.322089	$7.500229	$11.077927	$6.886225

M&E - 1.80%	$10.218940	$7.424877	$10.970581	$6.819370

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2008

	Access VP High Yield Subaccount	ProFund VP Europe 30 Subaccount	ProFund VP Oil & Gas Subaccount	ProFund VP UltraSmall-Cap Subaccount
Assets
Investment in securities:
Number of shares	360,507.473	33,871.613	111,260.093	89,834.218

Cost	$8,926,787	$682,671	$6,652,312	$645,911

Investments in mutual funds, Level 1 quoted prices at net asset value	$8,951,400	$552,785	$4,321,342	$698,011
Receivable for units sold	—	—	—	—

Total assets	8,951,400	552,785	4,321,342	698,011

Liabilities
Payable for units redeemed	—	1	1	—

	$8,951,400	$552,784	$4,321,341	$698,011

Net Assets:
Deferred annuity contracts terminable by owners	$8,951,400	$552,784	$4,321,341	$698,011

Total net assets	$8,951,400	$552,784	$4,321,341	$698,011

Accumulation units outstanding:
M&E - 1.25%	294,180	14,372	169,320	5,616

M&E - 1.40%	467,122	66,270	309,165	79,569

M&E - 1.65%	143,800	14,939	139,407	104,946

M&E - 1.80%	3,511	1,485	9,037	3,282

M&E - 0.65%	—	—	—	—

M&E - 1.25%	9,535	—	7,587	—

M&E - 1.65%	3,869	99	738	43,196

M&E - 1.40%	—	120	1,466	—

M&E - 1.80%	1,466	—	426	—

Accumulation unit value:
M&E - 1.25%	$9.711193	$5.694979	$6.797395	$2.962072

M&E - 1.40%	$9.692151	$5.683779	$6.784046	$2.956218

M&E - 1.65%	$9.660554	$5.665209	$6.761881	$2.946517

M&E - 1.80%	$9.641688	$5.654108	$6.748637	$2.940723

M&E - 0.65%	$—	$—	$—	$—

M&E - 1.25%	$9.711193	$5.694979	$6.797395	$2.962072

M&E - 1.65%	$9.660554	$5.665209	$6.761881	$2.946517

M&E - 1.40%	$9.692151	$5.683779	$6.784046	$2.956218

M&E - 1.80%	$9.641688	$5.654108	$6.748637	$2.940723

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2008

	ProFund VP Utilities Subaccount	ProFund VP Consumer Services Subaccount	ProFund VP Pharmaceuticals Subaccount	ProFund VP Small-Cap Value Subaccount
Assets
Investment in securities:
Number of shares	67,219.252	2,170.416	119,957.051	31,486.057

Cost	$2,080,749	$55,549	$2,653,140	$704,911

Investments in mutual funds, Level 1 quoted prices at net asset value	$1,732,912	$43,756	$2,419,534	$586,585
Receivable for units sold	1	—	—	—

Total assets	1,732,913	43,756	2,419,534	586,585

Liabilities
Payable for units redeemed	—	1	—	1

	$1,732,913	$43,755	$2,419,534	$586,584

Net Assets:
Deferred annuity contracts terminable by owners	$1,732,913	$43,755	$2,419,534	$586,584

Total net assets	$1,732,913	$43,755	$2,419,534	$586,584

Accumulation units outstanding:
M&E - 1.25%	49,425	1,608	129,562	39,916

M&E - 1.40%	143,559	5,266	94,868	45,872

M&E - 1.65%	25,743	63	77,547	6,291

M&E - 1.80%	4,911	—	—	1,348

M&E - 0.65%	—	—	—	—

M&E - 1.25%	12,249	124	2,755	194

M&E - 1.65%	89	—	197	—

M&E - 1.40%	—	—	—	—

M&E - 1.80%	—	—	—	—

Accumulation unit value:
M&E - 1.25%	$7.357678	$6.206537	$7.950204	$6.274459

M&E - 1.40%	$7.343235	$6.194341	$7.934587	$6.262124

M&E - 1.65%	$7.319271	$6.174099	$7.908688	$6.241650

M&E - 1.80%	$7.304944	$6.162009	$7.893212	$6.229417

M&E - 0.65%	$—	$—	$—	$—

M&E - 1.25%	$7.357678	$6.206537	$7.950204	$6.274459

M&E - 1.65%	$7.319271	$6.174099	$7.908688	$6.241650

M&E - 1.40%	$7.343235	$6.194341	$7.934587	$6.262124

M&E - 1.80%	$7.304944	$6.162009	$7.893212	$6.229417

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2008

	ProFund VP Falling US Dollar Subaccount	ProFund VP Emerging Markets Subaccount	ProFund VP International Subaccount	ProFund VP Asia 30 Subaccount
Assets
Investment in securities:
Number of shares	27,108.135	135,868.574	23,003.928	57,253.449

Cost	$886,825	$2,699,363	$406,631	$3,417,133

Investments in mutual funds, Level 1 quoted prices at net asset value	$815,955	$2,355,961	$388,536	$2,252,923
Receivable for units sold	—	—	—	3

Total assets	815,955	2,355,961	388,536	2,252,926

Liabilities
Payable for units redeemed	2	1	—	—

	$815,953	$2,355,960	$388,536	$2,252,926

Net Assets:
Deferred annuity contracts terminable by owners	$815,953	$2,355,960	$388,536	$2,252,926

Total net assets	$815,953	$2,355,960	$388,536	$2,252,926

Accumulation units outstanding:
M&E - 1.25%	42,818	92,734	14,326	95,691

M&E - 1.40%	29,411	190,791	40,395	152,155

M&E - 1.65%	8,743	122,965	14,818	133,168

M&E - 1.80%	632	7,013	—	8,681

M&E - 0.65%	—	—	—	—

M&E - 1.25%	—	1,530	622	2,269

M&E - 1.65%	—	90	—	3,268

M&E - 1.40%	767	—	—	112

M&E - 1.80%	—	2,345	—	2,383

Accumulation unit value:
M&E - 1.25%	$9.918939	$5.658165	$5.550210	$5.680107

M&E - 1.40%	$9.899486	$5.647028	$5.539297	$5.668930

M&E - 1.65%	$9.867206	$5.628555	$5.521189	$5.650387

M&E - 1.80%	$9.847940	$5.617521	$5.510376	$5.639311

M&E - 0.65%	$—	$—	$—	$—

M&E - 1.25%	$9.918939	$5.658165	$5.550210	$5.680107

M&E - 1.65%	$9.867206	$5.628555	$5.521189	$5.650387

M&E - 1.40%	$9.899486	$5.647028	$5.539297	$5.668930

M&E - 1.80%	$9.847940	$5.617521	$5.510376	$5.639311

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2008

	ProFund VP Japan Subaccount	ProFund VP Short NASDAQ-100 Subaccount	ProFund VP U.S. Government Plus Subaccount	ProFund VP Basic Materials Subaccount
Assets
Investment in securities:
Number of shares	3,179.938	73,167.283	155,455.151	74,601.454

Cost	$56,480	$1,462,673	$5,738,977	$3,652,878

Investments in mutual funds, Level 1 quoted prices at net asset value	$39,463	$1,483,833	$7,346,810	$1,866,529
Receivable for units sold	—	132	1,129	—

Total assets	39,463	1,483,965	7,347,939	1,866,529

Liabilities
Payable for units redeemed	—	—	—	4

	$39,463	$1,483,965	$7,347,939	$1,866,525

Net Assets:
Deferred annuity contracts terminable by owners	$39,463	$1,483,965	$7,347,939	$1,866,525

Total net assets	$39,463	$1,483,965	$7,347,939	$1,866,525

Accumulation units outstanding:
M&E - 1.25%	3,063	37,934	181,793	108,458

M&E - 1.40%	3,558	44,281	140,797	154,700

M&E - 1.65%	789	17,739	120,590	77,570

M&E - 1.80%	—	879	7,207	2,824

M&E - 0.65%	—	—	—	—

M&E - 1.25%	—	273	4,336	5,569

M&E - 1.65%	—	—	—	1,006

M&E - 1.40%	—	3,243	5,198	—

M&E - 1.80%	—	—	—	221

Accumulation unit value:
M&E - 1.25%	$5.334437	$14.247274	$16.010119	$5.338890

M&E - 1.40%	$5.323950	$14.219379	$15.978787	$5.328391

M&E - 1.65%	$5.306555	$14.173090	$15.926818	$5.310965

M&E - 1.80%	$5.296161	$14.145458	$15.895746	$5.300563

M&E - 0.65%	$—	$—	$—	$—

M&E - 1.25%	$5.334437	$14.247274	$16.010119	$5.338890

M&E - 1.65%	$5.306555	$14.173090	$15.926818	$5.310965

M&E - 1.40%	$5.323950	$14.219379	$15.978787	$5.328391

M&E - 1.80%	$5.296161	$14.145458	$15.895746	$5.300563

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2008

	ProFund VP Financials Subaccount	ProFund VP Precious Metals Subaccount	ProFund VP Telecommunications Subaccount	ProFund VP Mid-Cap Subaccount
Assets
Investment in securities:
Number of shares	65,384.899	151,511.069	88,222.138	34,106.885

Cost	$1,429,531	$6,122,251	$574,277	$808,110

Investments in mutual funds, Level 1 quoted prices at net asset value	$1,034,389	$4,737,751	$596,382	$622,450
Receivable for units sold	—	—	—	—

Total assets	1,034,389	4,737,751	596,382	622,450

Liabilities
Payable for units redeemed	—	—	—	—

	$1,034,389	$4,737,751	$596,382	$622,450

Net Assets:
Deferred annuity contracts terminable by owners	$1,034,389	$4,737,751	$596,382	$622,450

Total net assets	$1,034,389	$4,737,751	$596,382	$622,450

Accumulation units outstanding:
M&E - 1.25%	53,460	236,241	55,746	35,575

M&E - 1.40%	130,843	231,130	25,813	46,481

M&E - 1.65%	39,943	101,666	10,824	22,289

M&E - 1.80%	11,445	7,364	3,284	446

M&E - 0.65%	—	—	—	—

M&E - 1.25%	9,748	9,877	—	203

M&E - 1.65%	—	600	—	—

M&E - 1.40%	68	2,058	935	—

M&E - 1.80%	—	—	—	—

Accumulation unit value:
M&E - 1.25%	$4.222744	$8.058903	$6.182095	$5.940357

M&E - 1.40%	$4.214421	$8.043067	$6.169950	$5.928681

M&E - 1.65%	$4.200595	$8.016771	$6.149803	$5.909304

M&E - 1.80%	$4.192348	$8.001070	$6.137774	$5.897729

M&E - 0.65%	$—	$—	$—	$—

M&E - 1.25%	$4.222744	$8.058903	$6.182095	$5.940357

M&E - 1.65%	$4.200595	$8.016771	$6.149803	$5.909304

M&E - 1.40%	$4.214421	$8.043067	$6.169950	$5.928681

M&E - 1.80%	$4.192348	$8.001070	$6.137774	$5.897729

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2008

	ProFund VP Short Emerging Markets Subaccount	ProFund VP Short International Subaccount	Fidelity VIP Contrafund® Subaccount	Fidelity VIP Equity-Income Subaccount
Assets
Investment in securities:
Number of shares	44,167.641	54,128.659	1,626,558.341	914,644.686

Cost	$1,683,404	$2,427,335	$43,096,328	$21,267,754

Investments in mutual funds, Level 1 quoted prices at net asset value	$1,426,173	$2,197,623	$24,626,093	$11,890,381
Receivable for units sold	—	1	22	—

Total assets	1,426,173	2,197,624	24,626,115	11,890,381

Liabilities
Payable for units redeemed	1	—	—	181

	$1,426,172	$2,197,624	$24,626,115	$11,890,200

Net Assets:
Deferred annuity contracts terminable by owners	$1,426,172	$2,197,624	$24,626,115	$11,890,200

Total net assets	$1,426,172	$2,197,624	$24,626,115	$11,890,200

Accumulation units outstanding:
M&E - 1.25%	43,947	41,758	812,411	378,393

M&E - 1.40%	65,279	90,765	1,569,061	840,532

M&E - 1.65%	20,508	28,949	448,337	234,559

M&E - 1.80%	1,100	752	56,260	4,606

M&E - 0.65%	—	—	—	—

M&E - 1.25%	536	330	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.40%	1,315	1,442	—	—

M&E - 1.80%	—	—	—	—

Accumulation unit value:
M&E - 1.25%	$10.768529	$13.428073	$8.647055	$8.262628

M&E - 1.40%	$10.747399	$13.401754	$8.535323	$8.155887

M&E - 1.65%	$10.712379	$13.358093	$8.352748	$7.981429

M&E - 1.80%	$10.691445	$13.332008	$8.245196	$7.878565

M&E - 0.65%	$—	$—	$0.000001	$0.000001

M&E - 1.25%	$10.768529	$13.428073	$—	$—

M&E - 1.65%	$10.712379	$13.358093	$—	$—

M&E - 1.40%	$10.747399	$13.401754	$—	$—

M&E - 1.80%	$10.691445	$13.332008	$—	$—

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2008

	Fidelity VIP Growth Opportunities Subaccount	Fidelity VIP Index 500 Subaccount
Assets
Investment in securities:
Number of shares	277,954.076	2,053.094

Cost	$5,531,307	$270,225

Investments in mutual funds, Level 1 quoted prices at net asset value	$2,757,304	$202,230
Receivable for units sold	—	—

Total assets	2,757,304	202,230

Liabilities
Payable for units redeemed	533	14

	$2,756,771	$202,216

Net Assets:
Deferred annuity contracts terminable by owners	$2,756,771	$202,216

Total net assets	$2,756,771	$202,216

Accumulation units outstanding:
M&E - 1.25%	180,557	—

M&E - 1.40%	343,757	—

M&E - 1.65%	93,500	—

M&E - 1.80%	4,756	—

M&E - 0.65%	—	—

M&E - 1.25%	—	—

M&E - 1.65%	—	—

M&E - 1.40%	—	271

M&E - 1.80%	—	24,689

Accumulation unit value:
M&E - 1.25%	$4.484583	$—

M&E - 1.40%	$4.426620	$—

M&E - 1.65%	$4.331881	$—

M&E - 1.80%	$4.276058	$—

M&E - 0.65%	$0.000001	$—

M&E - 1.25%	$—	$—

M&E - 1.65%	$—	$—

M&E - 1.40%	$—	$8.252782

M&E - 1.80%	$—	$8.099825

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica JPMorgan Core Bond VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount
Net investment income (loss)
Income:
Dividends	$3,539,689	$4,656,639	$5,734,151	$11,062,388
Expenses:
Administrative, mortality and expense risk charge	1,159,187	2,163,135	2,842,407	5,400,444

Net investment income (loss)	2,380,502	2,493,504	2,891,744	5,661,944

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	8,486,081	35,323,677	39,660,049
Proceeds from sales	33,603,440	50,959,583	64,927,566	139,562,371
Cost of investments sold	34,328,075	55,581,588	68,251,201	128,592,225

Net realized capital gains (losses) on investments	(724,635)	3,864,076	32,000,042	50,630,195

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,167,488)	7,030,777	45,229,153	112,145,508
End of period	220,738	(35,393,645)	(87,979,444)	(94,239,815)

Net change in unrealized appreciation/depreciation of investments	1,388,226	(42,424,422)	(133,208,597)	(206,385,323)

Net realized and unrealized capital gains (losses) on investments	663,591	(38,560,346)	(101,208,555)	(155,755,128)

Increase (decrease) in net assets from operations	$3,044,093	$(36,066,842)	$(98,316,811)	$(150,093,184)

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica International Moderate Growth VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Capital Guardian U.S. Equity VP Subaccount
Net investment income (loss)
Income:
Dividends	$10,924,246	$258,516	$4,077,289	$458,329
Expenses:
Administrative, mortality and expense risk charge	4,831,607	165,016	1,121,023	259,738

Net investment income (loss)	6,092,639	93,500	2,956,266	198,591

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	30,096,242	382,377	6,226,745	3,663,138
Proceeds from sales	131,923,757	7,277,472	28,117,614	6,821,260
Cost of investments sold	130,502,567	8,734,892	31,845,959	8,511,111

Net realized capital gains (losses) on investments	31,517,432	(1,075,043)	2,498,400	1,973,287

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	70,935,866	334,934	5,411,111	725,820
End of period	(69,382,340)	(3,746,149)	(34,344,309)	(10,661,441)

Net change in unrealized appreciation/depreciation of investments	(140,318,206)	(4,081,083)	(39,755,420)	(11,387,261)

Net realized and unrealized capital gains (losses) on investments	(108,800,774)	(5,156,126)	(37,257,020)	(9,413,974)

Increase (decrease) in net assets from operations	$(102,708,135)	$(5,062,626)	$(34,300,754)	$(9,215,383)

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica Capital Guardian Value VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount	Transamerica Federated Market Opportunity VP Subaccount	Transamerica Science & Technology VP Subaccount
Net investment income (loss)
Income:
Dividends	$2,142,614	$4,671,874	$6,177,572	$—
Expenses:
Administrative, mortality and expense risk charge	452,640	996,106	1,968,886	170,418

Net investment income (loss)	1,689,974	3,675,768	4,208,686	(170,418)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	2,289,821	16,832,011	—	621,943
Proceeds from sales	15,563,391	35,844,145	66,893,851	9,901,430
Cost of investments sold	18,223,064	40,376,777	72,991,000	9,669,097

Net realized capital gains (losses) on investments	(369,852)	12,299,379	(6,097,149)	854,276

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(246,566)	4,403,295	(8,650,004)	4,192,950
End of period	(17,385,827)	(48,154,792)	(15,540,933)	(4,886,826)

Net change in unrealized appreciation/depreciation of investments	(17,139,261)	(52,558,087)	(6,890,929)	(9,079,776)

Net realized and unrealized capital gains (losses) on investments	(17,509,113)	(40,258,708)	(12,988,078)	(8,225,500)

Increase (decrease) in net assets from operations	$(15,819,139)	$(36,582,940)	$(8,779,392)	$(8,395,918)

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica JPMorgan Mid Cap Value VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica Marsico Growth VP Subaccount	Transamerica BlackRock Large Cap Value VP Subaccount
Net investment income (loss)
Income:
Dividends	$385,803	$417,795	$217,236	$630,917
Expenses:
Administrative, mortality and expense risk charge	394,788	104,172	388,398	966,394

Net investment income (loss)	(8,985)	313,623	(171,162)	(335,477)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	3,160,743	1,127,217	764,419	7,997,309
Proceeds from sales	10,770,984	3,226,935	12,539,532	32,130,964
Cost of investments sold	11,218,504	3,547,506	10,808,501	32,573,468

Net realized capital gains (losses) on investments	2,713,223	806,646	2,495,450	7,554,805

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	4,354,625	903,732	9,127,597	11,952,530
End of period	(9,184,147)	(3,577,115)	(7,400,163)	(24,411,280)

Net change in unrealized appreciation/depreciation of investments	(13,538,772)	(4,480,847)	(16,527,760)	(36,363,810)

Net realized and unrealized capital gains (losses) on investments	(10,825,549)	(3,674,201)	(14,032,310)	(28,809,005)

Increase (decrease) in net assets from operations	$(10,834,534)	$(3,360,578)	$(14,203,472)	$(29,144,482)

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica MFS High Yield VP Subaccount	Transamerica Munder Net50 VP Subaccount	Transamerica PIMCO Total Return VP Subaccount	Transamerica Legg Mason Partners All Cap VP Subaccount
Net investment income (loss)
Income:
Dividends	$636,244	$448,890	$3,488,252	$1,024,851
Expenses:
Administrative, mortality and expense risk charge	96,194	160,744	837,478	701,792

Net investment income (loss)	540,050	288,146	2,650,774	323,059

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	55,778	2,322,839	26,362	6,895,839
Proceeds from sales	6,427,984	7,001,608	33,738,043	20,595,934
Cost of investments sold	7,065,425	6,879,893	32,825,394	23,794,514

Net realized capital gains (losses) on investments	(581,663)	2,444,554	939,011	3,697,259

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	73,855	3,340,722	2,839,516	3,170,901
End of period	(1,811,380)	(5,794,522)	(4,206,010)	(22,654,392)

Net change in unrealized appreciation/depreciation of investments	(1,885,235)	(9,135,244)	(7,045,526)	(25,825,293)

Net realized and unrealized capital gains (losses) on investments	(2,466,898)	(6,690,690)	(6,106,515)	(22,128,034)

Increase (decrease) in net assets from operations	$(1,926,848)	$(6,402,544)	$(3,455,741)	$(21,804,975)

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica T. Rowe Price Equity Income VP Subaccount	Transamerica T. Rowe Price Small Cap VP Subaccount	Transamerica Templeton Global VP Subaccount	Transamerica Third Avenue Value VP Subaccount
Net investment income (loss)
Income:
Dividends	$1,609,078	$459,713	$3,315,775	$7,616,943
Expenses:
Administrative, mortality and expense risk charge	634,408	397,848	2,356,657	2,151,522

Net investment income (loss)	974,670	61,865	959,118	5,465,421

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	12,968,565	5,538,975	—	43,488,792
Proceeds from sales	21,587,312	11,933,409	47,608,892	64,272,653
Cost of investments sold	29,298,735	15,656,163	48,006,720	69,126,608

Net realized capital gains (losses) on investments	5,257,142	1,816,221	(397,828)	38,634,837

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,760,017)	(1,705,571)	45,596,141	26,330,472
End of period	(27,923,085)	(15,802,409)	(52,348,274)	(94,422,926)

Net change in unrealized appreciation/depreciation of investments	(26,163,068)	(14,096,838)	(97,944,415)	(120,753,398)

Net realized and unrealized capital gains (losses) on investments	(20,905,926)	(12,280,617)	(98,342,243)	(82,118,561)

Increase (decrease) in net assets from operations	$(19,931,256)	$(12,218,752)	$(97,383,125)	$(76,653,140)

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica Balanced VP Subaccount	Transamerica Convertible Securities VP Subaccount	Transamerica Equity VP Subaccount	Transamerica Growth Opportunities VP Subaccount
Net investment income (loss)
Income:
Dividends	$280,065	$732,188	$1,059,191	$1,593,628
Expenses:
Administrative, mortality and expense risk charge	244,182	190,576	6,239,722	642,065

Net investment income (loss)	35,883	541,612	(5,180,531)	951,563

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,231,284	2,128,004	18,003,515	11,203,862
Proceeds from sales	19,880,414	9,081,701	115,394,137	22,568,823
Cost of investments sold	18,643,395	10,357,284	127,487,772	22,556,980

Net realized capital gains (losses) on investments	2,468,303	852,421	5,909,880	11,215,705

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	5,351,348	1,608,727	79,441,650	13,343,459
End of period	(4,659,568)	(5,698,247)	(194,939,300)	(23,422,940)

Net change in unrealized appreciation/depreciation of investments	(10,010,916)	(7,306,974)	(274,380,950)	(36,766,399)

Net realized and unrealized capital gains (losses) on investments	(7,542,613)	(6,454,553)	(268,471,070)	(25,550,694)

Increase (decrease) in net assets from operations	$(7,506,730)	$(5,912,941)	$(273,651,601)	$(24,599,131)

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica Money Market VP Subaccount	Transamerica Small/Mid Cap Value VP Subaccount	Transamerica U.S. Government Securities VP Subaccount	Transamerica Value Balanced VP Subaccount
Net investment income (loss)
Income:
Dividends	$3,178,157	$735,965	$401,676	$8,091,651
Expenses:
Administrative, mortality and expense risk charge	1,914,566	524,806	255,219	2,371,127

Net investment income (loss)	1,263,591	211,159	146,457	5,720,524

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	(1,426)	4,165,481	—	14,373,081
Proceeds from sales	76,617,141	18,451,526	10,486,908	53,724,889
Cost of investments sold	76,617,141	20,124,169	10,415,913	59,528,633

Net realized capital gains (losses) on investments	(1,426)	2,492,838	70,995	8,569,337

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(270)	2,846,370	(41,530)	18,183,861
End of period	—	(19,553,918)	1,202,708	(59,633,789)

Net change in unrealized appreciation/depreciation of investments	270	(22,400,288)	1,244,238	(77,817,650)

Net realized and unrealized capital gains (losses) on investments	(1,156)	(19,907,450)	1,315,233	(69,248,313)

Increase (decrease) in net assets from operations	$1,262,435	$(19,696,291)	$1,461,690	$(63,527,789)

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Transamerica Van Kampen Mid-Cap Growth VP Subaccount	Transamerica Index 50 VP Subaccount (1)	Transamerica Index 75 VP Subaccount (1)	ProFund VP Bull Subaccount
Net investment income (loss)
Income:
Dividends	$2,958,926	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	1,940,511	37	9,911	12,411

Net investment income (loss)	1,018,415	(37)	(9,911)	(12,411)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	8,877
Proceeds from sales	39,290,615	863	34,680	11,163,812
Cost of investments sold	52,794,350	871	43,910	11,487,106

Net realized capital gains (losses) on investments	(13,503,735)	(8)	(9,230)	(314,417)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(16,179,103)	—	—	(887)
End of period	(87,296,161)	(848)	(394,151)	26,308

Net change in unrealized appreciation/depreciation of investments	(71,117,058)	(848)	(394,151)	27,195

Net realized and unrealized capital gains (losses) on investments	(84,620,793)	(856)	(403,381)	(287,222)

Increase (decrease) in net assets from operations	$(83,602,378)	$(893)	$(413,292)	$(299,633)

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	ProFund VP Money Market Subaccount	ProFund VP NASDAQ-100 Subaccount	ProFund VP Short Small-Cap Subaccount	ProFund VP Small-Cap Subaccount
Net investment income (loss)
Income:
Dividends	$298,192	$—	$35,551	$3,271
Expenses:
Administrative, mortality and expense risk charge	477,881	16,556	17,150	21,671

Net investment income (loss)	(179,689)	(16,556)	18,401	(18,400)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	119,094
Proceeds from sales	96,208,474	8,941,764	7,128,412	6,121,634
Cost of investments sold	96,208,474	9,342,399	7,077,005	6,701,015

Net realized capital gains (losses) on investments	—	(400,635)	51,407	(460,287)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(22,165)	5,086	(35,781)
End of period	—	(44,360)	(1,023)	(37,330)

Net change in unrealized appreciation/depreciation of investments	—	(22,195)	(6,109)	(1,549)

Net realized and unrealized capital gains (losses) on investments	—	(422,830)	45,298	(461,836)

Increase (decrease) in net assets from operations	$(179,689)	$(439,386)	$63,699	$(480,236)

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Access VP High Yield Subaccount	ProFund VP Europe 30 Subaccount	ProFund VP Oil & Gas Subaccount	ProFund VP UltraSmall-Cap Subaccount
Net investment income (loss)
Income:
Dividends	$163,976	$40,683	$—	$2,755
Expenses:
Administrative, mortality and expense risk charge	27,434	13,859	92,944	3,754

Net investment income (loss)	136,542	26,824	(92,944)	(999)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	284,923	557,997	—
Proceeds from sales	24,918,873	6,456,576	14,715,612	5,266,947
Cost of investments sold	25,493,801	7,518,187	16,414,160	5,462,874

Net realized capital gains (losses) on investments	(574,928)	(776,688)	(1,140,551)	(195,927)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	19	(99,521)	85,978	(43,708)
End of period	24,613	(129,886)	(2,330,970)	52,100

Net change in unrealized appreciation/depreciation of investments	24,594	(30,365)	(2,416,948)	95,808

Net realized and unrealized capital gains (losses) on investments	(550,334)	(807,053)	(3,557,499)	(100,119)

Increase (decrease) in net assets from operations	$(413,792)	$(780,229)	$(3,650,443)	$(101,118)

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	ProFund VP Utilities Subaccount	ProFund VP Consumer Services Subaccount	ProFund VP Pharmaceuticals Subaccount	ProFund VP Small-Cap Value Subaccount
Net investment income (loss)
Income:
Dividends	$89,398	$—	$40,890	$—
Expenses:
Administrative, mortality and expense risk charge	45,139	1,073	17,398	3,602

Net investment income (loss)	44,259	(1,073)	23,492	(3,602)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	89,018	—	—	47,056
Proceeds from sales	11,647,044	528,961	1,218,632	1,366,666
Cost of investments sold	12,433,231	581,196	1,334,533	1,509,770

Net realized capital gains (losses) on investments	(697,169)	(52,235)	(115,901)	(96,048)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(552)	(479)	(607)	(739)
End of period	(347,837)	(11,793)	(233,606)	(118,326)

Net change in unrealized appreciation/depreciation of investments	(347,285)	(11,314)	(232,999)	(117,587)

Net realized and unrealized capital gains (losses) on investments	(1,044,454)	(63,549)	(348,900)	(213,635)

Increase (decrease) in net assets from operations	$(1,000,195)	$(64,622)	$(325,408)	$(217,237)

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	ProFund VP Falling US Dollar Subaccount	ProFund VP Emerging Markets Subaccount	ProFund VP International Subaccount	ProFund VP Asia 30 Subaccount
Net investment income (loss)
Income:
Dividends	$2,210	$31,988	$7,644	$27,405
Expenses:
Administrative, mortality and expense risk charge	49,972	45,114	6,933	45,431

Net investment income (loss)	(47,762)	(13,126)	711	(18,026)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,210	1,712	—	339,149
Proceeds from sales	16,279,174	10,621,398	1,292,287	3,902,453
Cost of investments sold	16,743,038	12,673,273	1,625,993	5,441,500

Net realized capital gains (losses) on investments	(462,654)	(2,050,163)	(333,706)	(1,199,898)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,747	(47,695)	(4,629)	(293,447)
End of period	(70,870)	(343,402)	(18,095)	(1,164,210)

Net change in unrealized appreciation/depreciation of investments	(72,617)	(295,707)	(13,466)	(870,763)

Net realized and unrealized capital gains (losses) on investments	(535,271)	(2,345,870)	(347,172)	(2,070,661)

Increase (decrease) in net assets from operations	$(583,033)	$(2,358,996)	$(346,461)	$(2,088,687)

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	ProFund VP Japan Subaccount	ProFund VP Short NASDAQ-100 Subaccount	ProFund VP U.S. Government Plus Subaccount	ProFund VP Basic Materials Subaccount
Net investment income (loss)
Income:
Dividends	$10,273	$27,948	$50,963	$18,592
Expenses:
Administrative, mortality and expense risk charge	912	13,919	45,057	64,205

Net investment income (loss)	9,361	14,029	5,906	(45,613)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	142,506	3,826,692	12,933,244	11,429,727
Cost of investments sold	175,976	3,730,978	12,755,351	12,841,120

Net realized capital gains (losses) on investments	(33,470)	95,714	177,893	(1,411,393)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(654)	(564)	(13,965)	36,538
End of period	(17,017)	21,160	1,607,833	(1,786,349)

Net change in unrealized appreciation/depreciation of investments	(16,363)	21,724	1,621,798	(1,822,887)

Net realized and unrealized capital gains (losses) on investments	(49,833)	117,438	1,799,691	(3,234,280)

Increase (decrease) in net assets from operations	$(40,472)	$131,467	$1,805,597	$(3,279,893)

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	ProFund VP Financials Subaccount	ProFund VP Precious Metals Subaccount	ProFund VP Telecommunications Subaccount	ProFund VP Mid-Cap Subaccount
Net investment income (loss)
Income:
Dividends	$18,548	$140,131	$15,846	$3,564
Expenses:
Administrative, mortality and expense risk charge	19,195	71,708	3,425	12,140

Net investment income (loss)	(647)	68,423	12,421	(8,576)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	310,031	87,548	—
Proceeds from sales	2,925,871	8,114,835	2,506,652	5,109,251
Cost of investments sold	3,450,602	9,516,856	2,893,600	5,322,587

Net realized capital gains (losses) on investments	(524,731)	(1,091,990)	(299,400)	(213,336)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(5,739)	(90,662)	(706)	(315)
End of period	(395,142)	(1,384,500)	22,105	(185,660)

Net change in unrealized appreciation/depreciation of investments	(389,403)	(1,293,838)	22,811	(185,345)

Net realized and unrealized capital gains (losses) on investments	(914,134)	(2,385,828)	(276,589)	(398,681)

Increase (decrease) in net assets from operations	$(914,781)	$(2,317,405)	$(264,168)	$(407,257)

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	ProFund VP Short Emerging Markets Subaccount	ProFund VP Short International Subaccount	Fidelity VIP Contrafund® Subaccount	Fidelity VIP Equity-Income Subaccount
Net investment income (loss)
Income:
Dividends	$805	$921	$286,941	$401,828
Expenses:
Administrative, mortality and expense risk charge	8,339	12,283	543,458	278,120

Net investment income (loss)	(7,534)	(11,362)	(256,517)	123,708

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	1,239,212	22,963
Proceeds from sales	2,591,327	2,402,794	12,722,831	8,105,480
Cost of investments sold	2,463,804	2,125,953	13,758,438	8,854,270

Net realized capital gains (losses) on investments	127,523	276,841	203,605	(725,827)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	2,318,695	462,892
End of period	(257,231)	(229,712)	(18,470,235)	(9,377,373)

Net change in unrealized appreciation/depreciation of investments	(257,231)	(229,712)	(20,788,930)	(9,840,265)

Net realized and unrealized capital gains (losses) on investments	(129,708)	47,129	(20,585,325)	(10,566,092)

Increase (decrease) in net assets from operations	$(137,242)	$35,767	$(20,841,842)	$(10,442,384)

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2008, Except as Noted

	Fidelity VIP Growth Opportunities Subaccount	Fidelity VIP Index 500 Subaccount
Net investment income (loss)
Income:
Dividends	$6,194	$5,456
Expenses:
Administrative, mortality and expense risk charge	76,109	5,235

Net investment income (loss)	(69,915)	221

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	3,281
Proceeds from sales	3,710,198	28,536
Cost of investments sold	3,623,471	32,880

Net realized capital gains (losses) on investments	86,727	(1,063)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,424,224	67,633
End of period	(2,774,003)	(67,995)

Net change in unrealized appreciation/depreciation of investments	(4,198,227)	(135,628)

Net realized and unrealized capital gains (losses) on investments	(4,111,500)	(136,691)

Increase (decrease) in net assets from operations	$(4,181,415)	$(136,470)

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica JPMorgan Core Bond VP Subaccount		Transamerica Asset Allocation - Conservative VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$2,380,502	$3,408,151	$2,493,504	$1,975,913
Net realized capital gains (losses) on investments	(724,635)	(820,523)	3,864,076	8,907,467
Net change in unrealized appreciation/ depreciation of investments	1,388,226	2,196,268	(42,424,422)	(4,241,618)

Increase (decrease) in net assets from operations	3,044,093	4,783,896	(36,066,842)	6,641,762

Contract transactions
Net contract purchase payments	1,023,132	1,373,551	1,546,552	2,012,065
Transfer payments from (to) other subaccounts or general account	3,494,548	(1,970,167)	47,231,612	21,848,222
Contract terminations, withdrawals, and other deductions	(17,329,522)	(18,839,556)	(27,134,112)	(27,707,384)
Contract maintenance charges	(141,778)	(139,326)	(371,548)	(278,201)

Increase (decrease) in net assets from contract transactions	(12,953,620)	(19,575,498)	21,272,504	(4,125,298)

Net increase (decrease) in net assets	(9,909,527)	(14,791,602)	(14,794,338)	2,516,464

Net assets:
Beginning of the period	85,872,561	100,664,163	137,735,465	135,219,001

End of the period	$75,963,034	$85,872,561	$122,941,127	$137,735,465

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Asset Allocation - Growth VP Subaccount		Transamerica Asset Allocation - Moderate Growth VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$2,891,744	$2,212,906	$5,661,944	$4,874,124
Net realized capital gains (losses) on investments	32,000,042	29,034,112	50,630,195	42,140,480
Net change in unrealized appreciation/depreciation of investments	(133,208,597)	(13,436,849)	(206,385,323)	(13,949,019)

Increase (decrease) in net assets from operations	(98,316,811)	17,810,169	(150,093,184)	33,065,585

Contract transactions
Net contract purchase payments	4,894,032	6,210,136	7,296,598	9,753,993
Transfer payments from (to) other subaccounts or general account	(23,132,459)	5,045,513	(58,074,646)	16,102,877
Contract terminations, withdrawals, and other deductions	(28,308,684)	(45,907,377)	(60,191,716)	(86,889,860)
Contract maintenance charges	(618,779)	(677,174)	(1,038,223)	(1,219,358)

Increase (decrease) in net assets from contract transactions	(47,165,890)	(35,328,903)	(112,007,987)	(62,252,348)

Net increase (decrease) in net assets	(145,482,701)	(17,518,734)	(262,101,171)	(29,186,763)

Net assets:
Beginning of the period	273,992,480	291,511,214	515,310,475	544,497,238

End of the period	$128,509,779	$273,992,480	$253,209,304	$515,310,475

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Asset Allocation - Moderate VP Subaccount		Transamerica International Moderate Growth VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$6,092,639	$6,602,367	$93,500	$(12,298)
Net realized capital gains (losses) on investments	31,517,432	31,157,534	(1,075,043)	440,630
Net change in unrealized appreciation/depreciation of investments	(140,318,206)	(9,415,594)	(4,081,083)	58,101

Increase (decrease) in net assets from operations	(102,708,135)	28,344,307	(5,062,626)	486,433

Contract transactions
Net contract purchase payments	3,959,086	6,668,021	163,748	291,272
Transfer payments from (to) other subaccounts or general account	(45,690,452)	10,604,059	(846,088)	9,999,016
Contract terminations, withdrawals, and other deductions	(59,063,158)	(73,219,817)	(1,648,678)	(1,128,589)
Contract maintenance charges	(893,022)	(1,002,396)	(29,487)	(13,584)

Increase (decrease) in net assets from contract transactions	(101,687,546)	(56,950,133)	(2,360,505)	9,148,115

Net increase (decrease) in net assets	(204,395,681)	(28,605,826)	(7,423,131)	9,634,548

Net assets:
Beginning of the period	433,193,070	461,798,896	13,915,831	4,281,283

End of the period	$228,797,389	$433,193,070	$6,492,700	$13,915,831

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica MFS International Equity VP Subaccount		Transamerica Capital Guardian U.S. Equity VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$2,956,266	$(627,838)	$198,591	$(209,955)
Net realized capital gains (losses) on investments	2,498,400	30,932,826	1,973,287	3,828,388
Net change in unrealized appreciation/depreciation of investments	(39,755,420)	(20,927,055)	(11,387,261)	(3,857,120)

Increase (decrease) in net assets from operations	(34,300,754)	9,377,933	(9,215,383)	(238,687)

Contract transactions
Net contract purchase payments	1,239,676	2,267,865	208,354	491,555
Transfer payments from (to) other subaccounts or general account	(10,331,252)	(6,021,295)	(3,720,345)	(2,248,448)
Contract terminations, withdrawals, and other deductions	(12,051,829)	(23,903,798)	(2,217,023)	(3,684,123)
Contract maintenance charges	(194,953)	(244,545)	(43,975)	(51,002)

Increase (decrease) in net assets from contract transactions	(21,338,358)	(27,901,773)	(5,772,989)	(5,492,018)

Net increase (decrease) in net assets	(55,639,112)	(18,523,840)	(14,988,372)	(5,730,705)

Net assets:
Beginning of the period	107,503,153	126,026,993	26,434,679	32,165,384

End of the period	$51,864,041	$107,503,153	$11,446,307	$26,434,679

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Capital Guardian Value VP Subaccount		Transamerica Clarion Global Real Estate Securities VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$1,689,974	$(204,661)	$3,675,768	$7,055,836
Net realized capital gains (losses) on investments	(369,852)	7,656,363	12,299,379	37,606,957
Net change in unrealized appreciation/depreciation of investments	(17,139,261)	(11,433,092)	(52,558,087)	(55,944,432)

Increase (decrease) in net assets from operations	(15,819,139)	(3,981,390)	(36,582,940)	(11,281,639)

Contract transactions
Net contract purchase payments	526,917	1,435,222	847,040	2,485,888
Transfer payments from (to) other subaccounts or general account	(10,211,933)	(7,637,191)	(17,890,912)	(41,934,259)
Contract terminations, withdrawals, and other deductions	(4,315,060)	(8,522,386)	(13,112,283)	(31,859,710)
Contract maintenance charges	(86,463)	(119,847)	(161,564)	(282,152)

Increase (decrease) in net assets from contract transactions	(14,086,539)	(14,844,202)	(30,317,719)	(71,590,233)

Net increase (decrease) in net assets	(29,905,678)	(18,825,592)	(66,900,659)	(82,871,872)

Net assets:
Beginning of the period	49,505,031	68,330,623	107,689,791	190,561,663

End of the period	$19,599,353	$49,505,031	$40,789,132	$107,689,791

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Federated Market Opportunity VP Subaccount		Transamerica Science & Technology VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$4,208,686	$4,158,032	$(170,418)	$(230,222)
Net realized capital gains (losses) on investments	(6,097,149)	(2,128,034)	854,276	1,303,173
Net change in unrealized appreciation/depreciation of investments	(6,890,929)	(6,497,794)	(9,079,776)	3,162,423

Increase (decrease) in net assets from operations	(8,779,392)	(4,467,796)	(8,395,918)	4,235,374

Contract transactions
Net contract purchase payments	2,427,287	3,590,712	266,793	248,214
Transfer payments from (to) other subaccounts or general account	(11,904,228)	(35,243,204)	(4,829,098)	6,050,350
Contract terminations, withdrawals, and other deductions	(26,050,059)	(37,547,125)	(1,796,629)	(3,151,689)
Contract maintenance charges	(302,360)	(321,891)	(31,448)	(34,363)

Increase (decrease) in net assets from contract transactions	(35,829,360)	(69,521,508)	(6,390,382)	3,112,512

Net increase (decrease) in net assets	(44,608,752)	(73,989,304)	(14,786,300)	7,347,886

Net assets:
Beginning of the period	156,409,561	230,398,865	21,123,844	13,775,958

End of the period	$111,800,809	$156,409,561	$6,337,544	$21,123,844

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica JPMorgan Mid Cap Value VP Subaccount		Transamerica JPMorgan Enhanced Index VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(8,985)	$(211,673)	$313,623	$(30,389)
Net realized capital gains (losses) on investments	2,713,223	6,033,760	806,646	1,483,843
Net change in unrealized appreciation/depreciation of investments	(13,538,772)	(4,752,366)	(4,480,847)	(1,084,041)

Increase (decrease) in net assets from operations	(10,834,534)	1,069,721	(3,360,578)	369,413

Contract transactions
Net contract purchase payments	—	4	93,603	184,682
Transfer payments from (to) other subaccounts or general account	(5,918,389)	(5,166,471)	(552,300)	(778,359)
Contract terminations, withdrawals, and other deductions	(4,213,547)	(7,789,860)	(1,116,577)	(2,033,000)
Contract maintenance charges	(65,993)	(82,983)	(17,182)	(21,553)

Increase (decrease) in net assets from contract transactions	(10,197,929)	(13,039,310)	(1,592,456)	(2,648,230)

Net increase (decrease) in net assets	(21,032,463)	(11,969,589)	(4,953,034)	(2,278,817)

Net assets:
Beginning of the period	39,024,524	50,994,113	9,960,369	12,239,186

End of the period	$17,992,061	$39,024,524	$5,007,335	$9,960,369

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Marsico Growth VP Subaccount		Transamerica BlackRock Large Cap Value VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(171,162)	$(453,025)	$(335,477)	$(584,349)
Net realized capital gains (losses) on investments	2,495,450	4,269,592	7,554,805	22,813,759
Net change in unrealized appreciation/depreciation of investments	(16,527,760)	1,781,855	(36,363,810)	(18,195,047)

Increase (decrease) in net assets from operations	(14,203,472)	5,598,422	(29,144,482)	4,034,363

Contract transactions
Net contract purchase payments	370,409	452,075	979,287	1,817,129
Transfer payments from (to) other subaccounts or general account	(2,829,202)	5,069,025	(14,281,373)	(13,060,146)
Contract terminations, withdrawals, and other deductions	(3,292,525)	(6,404,945)	(10,953,239)	(22,832,961)
Contract maintenance charges	(68,111)	(61,318)	(151,835)	(202,570)

Increase (decrease) in net assets from contract transactions	(5,819,429)	(945,163)	(24,407,160)	(34,278,549)

Net increase (decrease) in net assets	(20,022,901)	4,653,259	(53,551,642)	(30,244,186)

Net assets:
Beginning of the period	37,496,608	32,843,349	99,666,557	129,910,743

End of the period	$17,473,707	$37,496,608	$46,114,915	$99,666,557

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica MFS High Yield VP Subaccount		Transamerica Munder Net50 VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$540,050	$709,525	$288,146	$(289,923)
Net realized capital gains (losses) on investments	(581,663)	(615,286)	2,444,554	3,357,247
Net change in unrealized appreciation/depreciation of investments	(1,885,235)	517,434	(9,135,244)	(283,823)

Increase (decrease) in net assets from operations	(1,926,848)	611,673	(6,402,544)	2,783,501

Contract transactions
Net contract purchase payments	87,796	181,826	175,981	366,624
Transfer payments from (to) other subaccounts or general account	(1,349,194)	(10,201,553)	(4,133,493)	1,274,255
Contract terminations, withdrawals, and other deductions	(1,468,193)	(4,291,658)	(1,951,020)	(5,440,014)
Contract maintenance charges	(11,838)	(25,497)	(28,992)	(45,649)

Increase (decrease) in net assets from contract transactions	(2,741,429)	(14,336,883)	(5,937,524)	(3,844,784)

Net increase (decrease) in net assets	(4,668,277)	(13,725,210)	(12,340,068)	(1,061,283)

Net assets:
Beginning of the period	10,333,130	24,058,340	18,918,145	19,979,428

End of the period	$5,664,853	$10,333,130	$6,578,077	$18,918,145

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica PIMCO Total Return VP Subaccount		Transamerica Legg Mason Partners All Cap VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$2,650,774	$539,315	$323,059	$(100,818)
Net realized capital gains (losses) on investments	939,011	601,686	3,697,259	7,903,329
Net change in unrealized appreciation/depreciation of investments	(7,045,526)	2,016,084	(25,825,293)	(7,576,179)

Increase (decrease) in net assets from operations	(3,455,741)	3,157,085	(21,804,975)	226,332

Contract transactions
Net contract purchase payments	613,247	894,839	857,597	1,380,215
Transfer payments from (to) other subaccounts or general account	18,681,304	1,571,431	(11,236,135)	(10,294,522)
Contract terminations, withdrawals, and other deductions	(10,958,250)	(7,269,967)	(8,747,763)	(15,021,673)
Contract maintenance charges	(142,283)	(91,545)	(124,353)	(157,506)

Increase (decrease) in net assets from contract transactions	8,194,018	(4,895,242)	(19,250,654)	(24,093,486)

Net increase (decrease) in net assets	4,738,277	(1,738,157)	(41,055,629)	(23,867,154)

Net assets:
Beginning of the period	44,839,900	46,578,057	72,439,739	96,306,893

End of the period	$49,578,177	$44,839,900	$31,384,110	$72,439,739

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica T. Rowe Price Equity Income VP Subaccount		Transamerica T. Rowe Price Small Cap VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$974,670	$538,511	$61,865	$(595,637)
Net realized capital gains (losses) on investments	5,257,142	8,551,205	1,816,221	3,921,687
Net change in unrealized appreciation/depreciation of investments	(26,163,068)	(7,734,169)	(14,096,838)	(12,533)

Increase (decrease) in net assets from operations	(19,931,256)	1,355,547	(12,218,752)	3,313,517

Contract transactions
Net contract purchase payments	715,896	1,148,338	405,243	520,886
Transfer payments from (to) other subaccounts or general account	(10,345,929)	4,676,369	(4,785,896)	(2,585,240)
Contract terminations, withdrawals, and other deductions	(7,063,420)	(12,792,477)	(3,953,736)	(6,518,059)
Contract maintenance charges	(82,784)	(95,842)	(71,134)	(85,313)

Increase (decrease) in net assets from contract transactions	(16,776,237)	(7,063,612)	(8,405,523)	(8,667,726)

Net increase (decrease) in net assets	(36,707,493)	(5,708,065)	(20,624,275)	(5,354,209)

Net assets:
Beginning of the period	65,701,024	71,409,089	38,755,508	44,109,717

End of the period	$28,993,531	$65,701,024	$18,131,233	$38,755,508

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Templeton Global VP Subaccount		Transamerica Third Avenue Value VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$959,118	$397,402	$5,465,421	$6,403,218
Net realized capital gains (losses) on investments	(397,828)	15,476,329	38,634,837	67,095,956
Net change in unrealized appreciation/depreciation of investments	(97,944,415)	16,317,334	(120,753,398)	(71,219,180)

Increase (decrease) in net assets from operations	(97,383,125)	32,191,065	(76,653,140)	2,279,994

Contract transactions
Net contract purchase payments	2,228,462	3,231,859	2,275,131	4,426,574
Transfer payments from (to) other subaccounts or general account	(16,759,018)	2,109,203	(30,964,974)	(28,777,074)
Contract terminations, withdrawals, and other deductions	(26,563,101)	(47,381,702)	(24,038,023)	(50,456,641)
Contract maintenance charges	(319,989)	(373,896)	(335,101)	(449,361)

Increase (decrease) in net assets from contract transactions	(41,413,646)	(42,414,536)	(53,062,967)	(75,256,502)

Net increase (decrease) in net assets	(138,796,771)	(10,223,471)	(129,716,107)	(72,976,508)

Net assets:
Beginning of the period	246,429,579	256,653,050	221,933,368	294,909,876

End of the period	$107,632,808	$246,429,579	$92,217,261	$221,933,368

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Balanced VP Subaccount		Transamerica Convertible Securities VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$35,883	$(106,462)	$541,612	$87,946
Net realized capital gains (losses) on investments	2,468,303	1,485,205	852,421	2,558,497
Net change in unrealized appreciation/depreciation of investments	(10,010,916)	2,351,859	(7,306,974)	212,186

Increase (decrease) in net assets from operations	(7,506,730)	3,730,602	(5,912,941)	2,858,629

Contract transactions
Net contract purchase payments	392,632	597,963	226,706	377,134
Transfer payments from (to) other subaccounts or general account	(15,583,955)	4,362,501	(2,600,433)	416,722
Contract terminations, withdrawals, and other deductions	(2,491,499)	(4,901,641)	(2,490,684)	(3,592,957)
Contract maintenance charges	(48,914)	(87,211)	(30,895)	(30,195)

Increase (decrease) in net assets from contract transactions	(17,731,736)	(28,388)	(4,895,306)	(2,829,296)

Net increase (decrease) in net assets	(25,238,466)	3,702,214	(10,808,247)	29,333

Net assets:
Beginning of the period	35,498,397	31,796,183	18,635,643	18,606,310

End of the period	$10,259,931	$35,498,397	$7,827,396	$18,635,643

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Equity VP Subaccount		Transamerica Growth Opportunities VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(5,180,531)	$(9,181,776)	$951,563	$(941,674)
Net realized capital gains (losses) on investments	5,909,880	32,475,119	11,215,705	11,690,052
Net change in unrealized appreciation/depreciation of investments	(274,380,950)	71,473,264	(36,766,399)	2,517,758

Increase (decrease) in net assets from operations	(273,651,601)	94,766,607	(24,599,131)	13,266,136

Contract transactions
Net contract purchase payments	7,641,227	9,822,775	815,053	842,770
Transfer payments from (to) other subaccounts or general account	(41,269,885)	(57,457,290)	(9,637,450)	(2,564,970)
Contract terminations, withdrawals, and other deductions	(71,905,765)	(128,915,494)	(8,176,553)	(14,240,073)
Contract maintenance charges	(941,481)	(1,146,580)	(106,337)	(131,371)

Increase (decrease) in net assets from contract transactions	(106,475,904)	(177,696,589)	(17,105,287)	(16,093,644)

Net increase (decrease) in net assets	(380,127,505)	(82,929,982)	(41,704,418)	(2,827,508)

Net assets:
Beginning of the period	660,343,939	743,273,921	70,614,007	73,441,515

End of the period	$280,216,434	$660,343,939	$28,909,589	$70,614,007

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Money Market VP Subaccount		Transamerica Small/Mid Cap Value VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$1,263,591	$3,762,096	$211,159	$(199,411)
Net realized capital gains (losses) on investments	(1,426)	(31)	2,492,838	7,665,779
Net change in unrealized appreciation/depreciation of investments	270	(270)	(22,400,288)	650,744

Increase (decrease) in net assets from operations	1,262,435	3,761,795	(19,696,291)	8,117,112

Contract transactions
Net contract purchase payments	2,452,611	3,941,037	558,437	934,128
Transfer payments from (to) other subaccounts or general account	123,742,858	55,662,840	2,994,905	10,911,019
Contract terminations, withdrawals, and other deductions	(63,097,048)	(57,815,314)	(5,090,266)	(10,426,629)
Contract maintenance charges	(268,941)	(182,962)	(87,797)	(71,941)

Increase (decrease) in net assets from contract transactions	62,829,480	1,605,601	(1,624,721)	1,346,578

Net increase (decrease) in net assets	64,091,915	5,367,396	(21,321,012)	9,463,690

Net assets:
Beginning of the period	104,097,020	98,729,624	45,983,475	36,519,785

End of the period	$168,188,935	$104,097,020	$24,662,463	$45,983,475

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica U.S. Government Securities VP Subaccount		Transamerica Value Balanced VP Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$146,457	$328,659	$5,720,524	$2,853,827
Net realized capital gains (losses) on investments	70,995	(93,008)	8,569,337	10,637,973
Net change in unrealized appreciation/depreciation of investments	1,244,238	163,354	(77,817,650)	408,040

Increase (decrease) in net assets from operations	1,461,690	399,005	(63,527,789)	13,899,840

Contract transactions
Net contract purchase payments	1,004,999	337,610	2,644,085	3,709,079
Transfer payments from (to) other subaccounts or general account	25,229,421	845,089	(15,610,661)	(8,757,272)
Contract terminations, withdrawals, and other deductions	(3,858,635)	(1,352,670)	(30,112,785)	(51,688,520)
Contract maintenance charges	(47,415)	(21,066)	(305,769)	(347,934)

Increase (decrease) in net assets from contract transactions	22,328,370	(191,037)	(43,385,130)	(57,084,647)

Net increase (decrease) in net assets	23,790,060	207,968	(106,912,919)	(43,184,807)

Net assets:
Beginning of the period	8,660,322	8,452,354	229,636,772	272,821,579

End of the period	$32,450,382	$8,660,322	$122,723,853	$229,636,772

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Van Kampen Mid-Cap Growth VP Subaccount		Transamerica Index 50 VP Subaccount	Transamerica Index 75 VP Subaccount
	2008	2007	2008 (1)	2008 (1)
Operations
Net investment income (loss)	$1,018,415	$(2,762,534)	$(37)	$(9,911)
Net realized capital gains (losses) on investments	(13,503,735)	(7,696,457)	(8)	(9,230)
Net change in unrealized appreciation/depreciation of investments	(71,117,058)	49,188,786	(848)	(394,151)

Increase (decrease) in net assets from operations	(83,602,378)	38,729,795	(893)	(413,292)

Contract transactions
Net contract purchase payments	2,115,141	2,609,583	167	800
Transfer payments from (to) other subaccounts or general account	(15,538,879)	(2,164,862)	9,169	1,511,821
Contract terminations, withdrawals, and other deductions	(21,445,477)	(38,340,963)	—	(18,050)
Contract maintenance charges	(301,502)	(343,992)	(21)	(2,552)

Increase (decrease) in net assets from contract transactions	(35,170,717)	(38,240,234)	9,315	1,492,019

Net increase (decrease) in net assets	(118,773,095)	489,561	8,422	1,078,727

Net assets:
Beginning of the period	203,269,191	202,779,630	—	—

End of the period	$84,496,096	$203,269,191	$8,422	$1,078,727

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	ProFund VP Bull Subaccount		ProFund VP Money Market Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(12,411)	$(73,623)	$(179,689)	$193,394
Net realized capital gains (losses) on investments	(314,417)	(112,261)	—	173
Net change in unrealized appreciation/depreciation of investments	27,195	56,467	—	—

Increase (decrease) in net assets from operations	(299,633)	(129,417)	(179,689)	193,567

Contract transactions
Net contract purchase payments	5,617	56,957	386,164	63,553
Transfer payments from (to) other subaccounts or general account	(253,231)	(12,759,481)	1,755,482	39,700,612
Contract terminations, withdrawals, and other deductions	(193,262)	(1,014,991)	(10,702,670)	(3,691,081)
Contract maintenance charges	(2,233)	(11,355)	(57,406)	(23,105)

Increase (decrease) in net assets from contract transactions	(443,109)	(13,728,871)	(8,618,430)	36,049,979

Net increase (decrease) in net assets	(742,742)	(13,858,288)	(8,798,119)	36,243,546

Net assets:
Beginning of the period	1,769,490	15,627,778	36,882,114	638,568

End of the period	$1,026,748	$1,769,490	$28,083,995	$36,882,114

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	ProFund VP NASDAQ-100 Subaccount		ProFund VP Short Small-Cap Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$(16,556)	$(73,092)	$18,401	$243,155
Net realized capital gains (losses) on investments	(400,635)	187,009	51,407	(1,677,431)
Net change in unrealized appreciation/depreciation of investments	(22,195)	33,611	(6,109)	7,751

Increase (decrease) in net assets from operations	(439,386)	147,528	63,699	(1,426,525)

Contract transactions
Net contract purchase payments	17,244	69,752	53,832	36,639
Transfer payments from (to) other subaccounts or general account	(269,265)	(1,926,585)	1,408,431	2,888,596
Contract terminations, withdrawals, and other deductions	(190,198)	(819,742)	(567,168)	(1,075,123)
Contract maintenance charges	(3,611)	(8,189)	(1,785)	(7,516)

Increase (decrease) in net assets from contract transactions	(445,830)	(2,684,764)	893,310	1,842,596

Net increase (decrease) in net assets	(885,216)	(2,537,236)	957,009	416,071

Net assets:
Beginning of the period	1,663,440	4,200,676	621,651	205,580

End of the period	$778,224	$1,663,440	$1,578,660	$621,651

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	ProFund VP Small-Cap Subaccount		Access VP High Yield Subaccount
	2008	2007	2008	2007 (1)
Operations
Net investment income (loss)	$(18,400)	$(56,086)	$136,542	$25,927
Net realized capital gains (losses) on investments	(460,287)	(863,785)	(574,928)	(28,292)
Net change in unrealized appreciation/depreciation of investments	(1,549)	(101,768)	24,594	19

Increase (decrease) in net assets from operations	(480,236)	(1,021,639)	(413,792)	(2,346)

Contract transactions
Net contract purchase payments	34,096	30,192	29,225	152
Transfer payments from (to) other subaccounts or general account	334,391	(5,089,429)	9,882,062	157,899
Contract terminations, withdrawals, and other deductions	(240,761)	(811,061)	(558,102)	(141,228)
Contract maintenance charges	(3,822)	(5,555)	(1,892)	(577)

Increase (decrease) in net assets from contract transactions	123,904	(5,875,853)	9,351,293	16,245

Net increase (decrease) in net assets	(356,332)	(6,897,492)	8,937,501	13,899

Net assets:
Beginning of the period	1,496,525	8,394,017	13,899	—

End of the period	$1,140,193	$1,496,525	$8,951,400	$13,899

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	ProFund VP Europe 30 Subaccount		ProFund VP Oil & Gas Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$26,824	$(5,138)	$(92,944)	$(6,228)
Net realized capital gains (losses) on investments	(776,688)	1,370	(1,140,551)	64,036
Net change in unrealized appreciation/depreciation of investments	(30,365)	(99,521)	(2,416,948)	85,978

Increase (decrease) in net assets from operations	(780,229)	(103,289)	(3,650,443)	143,786

Contract transactions
Net contract purchase payments	7,160	8,616	108,419	2,195
Transfer payments from (to) other subaccounts or general account	(3,059,251)	4,627,022	7,436,092	1,919,807
Contract terminations, withdrawals, and other deductions	(137,179)	(7,932)	(1,581,684)	(40,141)
Contract maintenance charges	(1,797)	(337)	(15,779)	(911)

Increase (decrease) in net assets from contract transactions	(3,191,067)	4,627,369	5,947,048	1,880,950

Net increase (decrease) in net assets	(3,971,296)	4,524,080	2,296,605	2,024,736

Net assets:
Beginning of the period	4,524,080	—	2,024,736	—

End of the period	$552,784	$4,524,080	$4,321,341	$2,024,736

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	ProFund VP UltraSmall-Cap Subaccount		ProFund VP Utilities Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$(999)	$(801)	$44,259	$(7,216)
Net realized capital gains (losses) on investments	(195,927)	9,239	(697,169)	7,726
Net change in unrealized appreciation/depreciation of investments	95,808	(43,708)	(347,285)	(552)

Increase (decrease) in net assets from operations	(101,118)	(35,270)	(1,000,195)	(42)

Contract transactions
Net contract purchase payments	1,666	45	57,640	9,071
Transfer payments from (to) other subaccounts or general account	613,265	244,456	(2,554,764)	6,095,800
Contract terminations, withdrawals, and other deductions	(23,136)	(1,151)	(852,700)	(14,228)
Contract maintenance charges	(711)	(35)	(6,903)	(766)

Increase (decrease) in net assets from contract transactions	591,084	243,315	(3,356,727)	6,089,877

Net increase (decrease) in net assets	489,966	208,045	(4,356,922)	6,089,835

Net assets:
Beginning of the period	208,045	—	6,089,835	—

End of the period	$698,011	$208,045	$1,732,913	$6,089,835

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	ProFund VP Consumer Services Subaccount		ProFund VP Pharmaceuticals Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$(1,073)	$(47)	$23,492	$(80)
Net realized capital gains (losses) on investments	(52,235)	1,247	(115,901)	19
Net change in unrealized appreciation/depreciation of investments	(11,314)	(479)	(232,999)	(607)

Increase (decrease) in net assets from operations	(64,622)	721	(325,408)	(668)

Contract transactions
Net contract purchase payments	1,731	—	24,675	3
Transfer payments from (to) other subaccounts or general account	102,822	7,014	2,787,523	54,351
Contract terminations, withdrawals, and other deductions	(3,479)	(213)	(117,623)	—
Contract maintenance charges	(219)	—	(3,314)	(5)

Increase (decrease) in net assets from contract transactions	100,855	6,801	2,691,261	54,349

Net increase (decrease) in net assets	36,233	7,522	2,365,853	53,681

Net assets:
Beginning of the period	7,522	—	53,681	—

End of the period	$43,755	$7,522	$2,419,534	$53,681

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	ProFund VP Small-Cap Value Subaccount		ProFund VP Falling US Dollar Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$(3,602)	$(69)	$(47,762)	$(504)
Net realized capital gains (losses) on investments	(96,048)	(170)	(462,654)	202
Net change in unrealized appreciation/depreciation of investments	(117,587)	(739)	(72,617)	1,747

Increase (decrease) in net assets from operations	(217,237)	(978)	(583,033)	1,445

Contract transactions
Net contract purchase payments	7,286	—	54,033	—
Transfer payments from (to) other subaccounts or general account	800,106	9,985	2,689,627	168,224
Contract terminations, withdrawals, and other deductions	(12,189)	—	(1,505,742)	(4,483)
Contract maintenance charges	(382)	(7)	(4,108)	(11)

Increase (decrease) in net assets from contract transactions	794,821	9,978	1,233,810	163,731

Net increase (decrease) in net assets	577,584	9,000	650,777	165,176

Net assets:
Beginning of the period	9,000	—	165,176	—

End of the period	$586,584	$9,000	$815,953	$165,176

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	ProFund VP Emerging Markets Subaccount		ProFund VP International Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$(13,126)	$(12,248)	$711	$(2,844)
Net realized capital gains (losses) on investments	(2,050,163)	(32,153)	(333,706)	(439,926)
Net change in unrealized appreciation/depreciation of investments	(295,707)	(47,695)	(13,466)	(4,629)

Increase (decrease) in net assets from operations	(2,358,996)	(92,096)	(346,461)	(447,399)

Contract transactions
Net contract purchase payments	51,661	4,740	10,469	604
Transfer payments from (to) other subaccounts or general account	3,837,917	1,651,943	635,064	627,735
Contract terminations, withdrawals, and other deductions	(619,553)	(112,871)	(70,806)	(19,324)
Contract maintenance charges	(5,915)	(869)	(1,057)	(289)

Increase (decrease) in net assets from contract transactions	3,264,110	1,542,942	573,670	608,726

Net increase (decrease) in net assets	905,114	1,450,846	227,209	161,327

Net assets:
Beginning of the period	1,450,846	—	161,327	—

End of the period	$2,355,960	$1,450,846	$388,536	$161,327

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	ProFund VP Asia 30 Subaccount		ProFund VP Japan Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$(18,026)	$(14,187)	$9,361	$(176)
Net realized capital gains (losses) on investments	(1,199,898)	385,223	(33,470)	6,988
Net change in unrealized appreciation/depreciation of investments	(870,763)	(293,447)	(16,363)	(654)

Increase (decrease) in net assets from operations	(2,088,687)	77,589	(40,472)	6,158

Contract transactions
Net contract purchase payments	39,574	5,610	2,491	3
Transfer payments from (to) other subaccounts or general account	991,499	3,652,076	69,641	7,729
Contract terminations, withdrawals, and other deductions	(297,437)	(116,140)	(4,581)	(1,483)
Contract maintenance charges	(9,447)	(1,710)	(16)	(7)

Increase (decrease) in net assets from contract transactions	724,189	3,539,836	67,535	6,242

Net increase (decrease) in net assets	(1,364,498)	3,617,425	27,063	12,400

Net assets:
Beginning of the period	3,617,425	—	12,400	—

End of the period	$2,252,927	$3,617,425	$39,463	$12,400

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	ProFund VP Short NASDAQ-100 Subaccount		ProFund VP U.S. Government Plus Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$14,029	$4,948	$5,906	$2,047
Net realized capital gains (losses) on investments	95,714	(14,159)	177,893	(19,218)
Net change in unrealized appreciation/depreciation of investments	21,724	(564)	1,621,798	(13,965)

Increase (decrease) in net assets from operations	131,467	(9,775)	1,805,597	(31,136)

Contract transactions
Net contract purchase payments	66,044	2	26,622	1,852
Transfer payments from (to) other subaccounts or general account	1,591,693	36,219	4,937,873	1,479,156
Contract terminations, withdrawals, and other deductions	(329,411)	(650)	(853,258)	(5,645)
Contract maintenance charges	(1,624)	—	(12,998)	(123)

Increase (decrease) in net assets from contract transactions	1,326,702	35,571	4,098,239	1,475,240

Net increase (decrease) in net assets	1,458,169	25,796	5,903,836	1,444,104

Net assets:
Beginning of the period	25,796	—	1,444,104	—

End of the period	$1,483,965	$25,796	$7,347,940	$1,444,104

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	ProFund VP Basic Materials Subaccount		ProFund VP Financials Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$(45,613)	$(7,761)	$(647)	$(207)
Net realized capital gains (losses) on investments	(1,411,393)	8,617	(524,731)	(3,227)
Net change in unrealized appreciation/depreciation of investments	(1,822,887)	36,538	(389,403)	(5,739)

Increase (decrease) in net assets from operations	(3,279,893)	37,394	(914,781)	(9,173)

Contract transactions
Net contract purchase payments	60,677	6,588	6,388	—
Transfer payments from (to) other subaccounts or general account	2,244,756	4,277,543	2,540,449	54,604
Contract terminations, withdrawals, and other deductions	(1,421,608)	(47,787)	(639,067)	(464)
Contract maintenance charges	(10,310)	(835)	(3,557)	(10)

Increase (decrease) in net assets from contract transactions	873,515	4,235,509	1,904,213	54,130

Net increase (decrease) in net assets	(2,406,378)	4,272,903	989,432	44,957

Net assets:
Beginning of the period	4,272,903	—	44,957	—

End of the period	$1,866,525	$4,272,903	$1,034,389	$44,957

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	ProFund VP Precious Metals Subaccount		ProFund VP Telecommunications Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$68,423	$(3,529)	$12,421	$(46)
Net realized capital gains (losses) on investments	(1,091,990)	(4,431)	(299,400)	(221)
Net change in unrealized appreciation/depreciation of investments	(1,293,838)	(90,662)	22,811	(706)

Increase (decrease) in net assets from operations	(2,317,405)	(98,622)	(264,168)	(973)

Contract transactions
Net contract purchase payments	91,842	29,217	3,772	3
Transfer payments from (to) other subaccounts or general account	5,495,576	2,919,749	907,450	22,690
Contract terminations, withdrawals, and other deductions	(1,280,939)	(85,874)	(72,152)	—
Contract maintenance charges	(14,623)	(1,171)	(240)	—

Increase (decrease) in net assets from contract transactions	4,291,856	2,861,922	838,830	22,693

Net increase (decrease) in net assets	1,974,451	2,763,300	574,662	21,720

Net assets:
Beginning of the period	2,763,300	—	21,720	—

End of the period	$4,737,751	$2,763,300	$596,382	$21,720

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	ProFund VP Mid-Cap Subaccount		ProFund VP Short Emerging Markets Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$(8,576)	$(1,251)	$(7,534)	$(12)
Net realized capital gains (losses) on investments	(213,336)	(162,184)	127,523	(19,332)
Net change in unrealized appreciation/depreciation of investments	(185,345)	(315)	(257,231)	—

Increase (decrease) in net assets from operations	(407,257)	(163,750)	(137,242)	(19,344)

Contract transactions
Net contract purchase payments	28,854	123	7,844	3
Transfer payments from (to) other subaccounts or general account	1,240,329	186,139	1,671,759	19,341
Contract terminations, withdrawals, and other deductions	(254,017)	(6,947)	(114,854)	—
Contract maintenance charges	(899)	(125)	(1,335)	—

Increase (decrease) in net assets from contract transactions	1,014,267	179,190	1,563,414	19,344

Net increase (decrease) in net assets	607,010	15,440	1,426,172	—

Net assets:
Beginning of the period	15,440	—	—	—

End of the period	$622,450	$15,440	$1,426,172	$—

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	ProFund VP Short International Subaccount		Fidelity VIP Contrafund® Subaccount
	2008	2007 (1)	2008	2007
Operations
Net investment income (loss)	$(11,362)	$(12)	$(256,517)	$(376,111)
Net realized capital gains (losses) on investments	276,841	(7,158)	203,605	18,234,195
Net change in unrealized appreciation/depreciation of investments	(229,712)	—	(20,788,930)	(9,975,625)

Increase (decrease) in net assets from operations	35,767	(7,170)	(20,841,842)	7,882,459

Contract transactions
Net contract purchase payments	7,701	3	497,420	679,126
Transfer payments from (to) other subaccounts or general account	2,269,583	7,167	(5,129,287)	904,061
Contract terminations, withdrawals, and other deductions	(113,454)	—	(4,685,241)	(8,997,921)
Contract maintenance charges	(1,973)	—	(100,938)	(107,293)

Increase (decrease) in net assets from contract transactions	2,161,857	7,170	(9,418,046)	(7,522,027)

Net increase (decrease) in net assets	2,197,624	—	(30,259,888)	360,432

Net assets:
Beginning of the period	—	—	54,886,003	54,525,571

End of the period	$2,197,624	$—	$24,626,115	$54,886,003

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Fidelity VIP Equity-Income Subaccount		Fidelity VIP Growth Opportunities Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$123,708	$27,814	$(69,915)	$(117,064)
Net realized capital gains (losses) on investments	(725,827)	4,561,369	86,727	1,221,922
Net change in unrealized appreciation/depreciation of investments	(9,840,265)	(4,474,597)	(4,198,227)	337,517

Increase (decrease) in net assets from operations	(10,442,384)	114,586	(4,181,415)	1,442,375

Contract transactions
Net contract purchase payments	344,860	509,900	77,043	153,850
Transfer payments from (to) other subaccounts or general account	(3,995,190)	(819,760)	(2,342,854)	3,088,402
Contract terminations, withdrawals, and other deductions	(3,209,236)	(5,266,688)	(667,432)	(1,374,523)
Contract maintenance charges	(49,688)	(62,017)	(12,831)	(17,895)

Increase (decrease) in net assets from contract transactions	(6,909,254)	(5,638,564)	(2,946,074)	1,849,834

Net increase (decrease) in net assets	(17,351,638)	(5,523,978)	(7,127,489)	3,292,209

Net assets:
Beginning of the period	29,241,838	34,765,816	9,884,259	6,592,050

End of the period	$11,890,200	$29,241,838	$2,756,770	$9,884,259

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	Fidelity VIP Index 500 Subaccount
	2008	2007
Operations
Net investment income (loss)	$221	$5,317
Net realized capital gains (losses) on investments	(1,063)	8,132
Net change in unrealized appreciation/depreciation of investments	(135,628)	361

Increase (decrease) in net assets from operations	(136,470)	13,810

Contract transactions
Net contract purchase payments	—	—
Transfer payments from (to) other subaccounts or general account	(12,574)	(11)
Contract terminations, withdrawals, and other deductions	(10,705)	(28,642)
Contract maintenance charges	(20)	(25)

Increase (decrease) in net assets from contract transactions	(23,299)	(28,678)

Net increase (decrease) in net assets	(159,769)	(14,868)

Net assets:
Beginning of the period	361,985	376,853

End of the period	$202,216	$361,985

See accompanying notes.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2008

1. Organization and Summary of Significant Accounting Policies

Organization

The WRL Series Annuity Account (the Mutual Fund Account) was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio (WRL) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Mutual Fund Account encompasses the following tax-deferred variable annuity Contracts (the Contracts) issued by WRL:

Class A:

WRL Freedom Variable Annuity

WRL Freedom Attainer

Class B:

WRL Freedom Bellwether

WRL Freedom Conqueror

WRL Freedom Wealth Creator

WRL Freedom Premier

Class C:

WRL Freedom Premier

WRL Freedom Access

WRL Freedom Enhancer

Class D:

WRL Freedom Access

WRL Freedom Enhancer

Class E:

WRL Freedom Select

Class F:

WRL Freedom Premier II

Class G:

WRL Freedom Premier II

WRL Freedom Access II

Class H:

WRL Freedom Enhancer II

Class I:

WRL Freedom Enhancer II

The Mutual Fund Account contains multiple investment options referred to as subaccounts. Each subaccount invests exclusively in the corresponding Portfolio (the Portfolio) of a Series Fund. The Mutual Fund Account contains multiple funds. Each is registered as an open-ended management investment company under the Investment Company Act of 1940, as amended.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2008

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Series Fund:

Transamerica Series Trust:

Transamerica JPMorgan Core Bond VP
Transamerica Asset Allocation - Conservative VP
Transamerica Asset Allocation - Growth VP
Transamerica Asset Allocation - Moderate Growth VP
Transamerica Asset Allocation - Moderate VP
Transamerica International Moderate Growth VP
Transamerica MFS International Equity VP
Transamerica Capital Guardian U.S. Equity VP
Transamerica Capital Guardian Value VP
Transamerica Clarion Global Real Estate Securities VP
Transamerica Federated Market Opportunity VP
Transamerica Science & Technology VP
Transamerica JPMorgan Mid Cap Value VP
Transamerica JPMorgan Enhanced Index VP
Transamerica Marsico Growth VP
Transamerica BlackRock Large Cap Value VP
Transamerica MFS High Yield VP
Transamerica Munder Net50 VP
Transamerica PIMCO Total Return VP
Transamerica Legg Mason Partners All Cap VP
Transamerica T. Rowe Price Equity Income VP
Transamerica T. Rowe Price Small Cap VP
Transamerica Templeton Global VP
Transamerica Third Avenue Value VP
Transamerica Balanced VP
Transamerica Convertible Securities VP
Transamerica Equity VP
Transamerica Growth Opportunities VP
Transamerica Money Market VP
Transamerica Small/Mid Cap Value VP
Transamerica U.S. Government Securities VP
Transamerica Value Balanced VP
Transamerica Van Kampen Mid-Cap Growth VP
Transamerica Index 50 VP
Transamerica Index 75 VP

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2008

1. Organization and Summary of Significant Accounting Policies (continued)

Variable Insurance Products Fund-Service Class 2:

Fidelity VIP Index 500
Fidelity - VIP Contrafund® Portfolio
Fidelity - VIP Equity-Income Portfolio
Fidelity - VIP Growth Opportunities Portfolio

Profunds

ProFund VP Bull
ProFund VP Money Market
ProFund VP NASDAQ-100
ProFund VP Short Small-Cap
ProFund VP Small-Cap
Access VP High Yield
ProFund VP Europe 30
ProFund VP Oil & Gas
ProFund VP UltraSmall-Cap
ProFund VP Utilities
ProFund VP Consumer Services
ProFund VP Pharmaceuticals
ProFund VP Small-Cap Value
ProFund VP Falling US Dollar
ProFund VP Emerging Markets
ProFund VP International
ProFund VP Asia 30
ProFund VP Japan
ProFund VP Short NASDAQ-100
ProFund VP U.S. Government Plus
ProFund VP Basic Materials
ProFund VP Financials
ProFund VP Precious Metals
ProFund VP Telecommunications
ProFund VP Mid-Cap
ProFund VP Short Emerging Markets
ProFund VP Short International

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2008

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Transamerica Small/Mid Cap Value	April 30, 2004
Fidelity VIP Index 500 Portfolio	April 30, 2004
International Moderate Growth Fund	May 1, 2006
ProFund VP Bull	June 12, 2006
ProFund VP Money Market	June 12, 2006
ProFund VP NASDAQ-100	June 12, 2006
ProFund VP Short Small-Cap	June 12, 2006
ProFund VP Small-Cap	June 12, 2006
Access VP High Yield	August 31, 2007
ProFund VP Europe 30	August 31, 2007
ProFund VP Oil & Gas	August 31, 2007
ProFund VP UltraSmall-Cap	August 31, 2007
ProFund VP Utilities	August 31, 2007
ProFund VP Consumer Services	August 31, 2007
ProFund VP Pharmaceuticals	August 31, 2007
ProFund VP Small-Cap Value	August 31, 2007
ProFund VP Falling US Dollar	August 31, 2007
ProFund VP Emerging Markets	August 31, 2007
ProFund VP International	August 31, 2007
ProFund VP Asia 30	August 31, 2007
ProFund VP Japan	August 31, 2007
ProFund VP Short NASDAQ-100	August 31, 2007
ProFund VP U.S. Government Plus	August 31, 2007
ProFund VP Basic Materials	August 31, 2007
ProFund VP Financials	August 31, 2007
ProFund VP Precious Metals	August 31, 2007
ProFund VP Telecommunications	August 31, 2007
ProFund VP Mid-Cap	August 31, 2007
ProFund VP Short Emerging Markets	August 31, 2007
ProFund VP Short International	August 31, 2007
Transamerica Index 50 VP	May 1, 2008
Transamerica Index 75 VP	May 1, 2008

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2008

1. Organization and Summary of Significant Accounting Policies (continued)

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2008:

Portfolio	Formerly
Transamerica JPMorgan Core Bond VP	JPMorgan Core Bond
Transamerica Asset Allocation - Conservative VP	Asset Allocation - Conservative Portfolio
Transamerica Asset Allocation - Growth VP	Asset Allocation - Growth Portfolio
Transamerica Asset Allocation - Moderate Growth VP	Asset Allocation - Moderate Growth Portfolio
Transamerica Asset Allocation - Moderate VP	Asset Allocation - Moderate Portfolio
Transamerica International Moderate Growth VP	International Moderate Growth Fund
Transamerica MFS International Equity VP	MFS International Equity
Transamerica Capital Guardian U.S. Equity VP	Capital Guardian US Equity
Transamerica Capital Guardian Value VP	Capital Guardian Value
Transamerica Clarion Global Real Estate Securities VP	Clarion Global Real Estate Securities
Transamerica Federated Market Opportunity VP	Federated Market Opportunity
Transamerica Science & Technology VP	Transamerica Science & Technology
Transamerica JPMorgan Mid Cap Value VP	JPMorgan Mid-Cap Value
Transamerica JPMorgan Enhanced Index VP	JPMorgan Enhanced Index
Transamerica Marsico Growth VP	Marsico Growth
Transamerica BlackRock Large Cap Value VP	BlackRock Large Cap Value
Transamerica MFS High Yield VP	MFS High Yield
Transamerica Munder Net50 VP	Munder Net50
Transamerica PIMCO Total Return VP	PIMCO Total Return
Transamerica Legg Mason Partners All Cap VP	Leggs Mason Partner All Cap
Transamerica T. Rowe Price Equity Income VP	T. Rowe Price Equity Income
Transamerica T. Rowe Price Small Cap VP	T. Rowe Price Small Cap
Transamerica Templeton Global VP	Templeton Transamerica Global
Transamerica Third Avenue Value VP	Third Avenue Value
Transamerica Balanced VP	Transamerica Balanced
Transamerica Convertible Securities VP	Transamerica Convertible Securities
Transamerica Equity VP	Transamerica Equity
Transamerica Growth Opportunities VP	Transamerica Growth Opportunities
Transamerica Money Market VP	Transamerica Money Market
Transamerica Small/Mid Cap Value VP	Transamerica Small/Mid-Cap Value
Transamerica U.S. Government Securities VP	Transamerica U.S. Government Securities
Transamerica Value Balanced VP	Transamerica Value Balanced
Transamerica Van Kampen Mid-Cap Growth VP	Van Kampen Mid-Cap Growth

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2008

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2008.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

Effective January 1, 2008 the Company adopted Statement of Financial Accounting Standard (SFAS) No. 157, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. The adoption did not have a material impact on the Company’s Financial Statements. See Note 8 to the Financial Statements for additional disclosure.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2008

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2008 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.:
Transamerica JPMorgan Core Bond VP
Initial	$21,902,220	$32,521,003
Service	1,128,134	1,082,437
Transamerica Asset Allocation - Conservative VP
Initial	80,752,214	47,919,304
Service	2,459,674	3,040,279
Transamerica Asset Allocation - Growth VP
Initial	54,440,141	62,139,995
Service	1,534,936	2,787,571
Transamerica Asset Allocation - Moderate Growth VP
Initial	70,914,837	135,661,143
Service	1,960,799	3,901,228
Transamerica Asset Allocation - Moderate VP
Initial	63,934,112	127,298,965
Service	2,491,058	4,624,792
Transamerica International Moderate Growth VP
Initial	5,168,616	7,059,111
Service	224,186	218,361
Transamerica MFS International Equity VP
Initial	15,836,331	27,788,172
Service	125,039	329,442
Transamerica Capital Guardian U.S. Equity VP
Initial	4,874,789	6,759,577
Service	35,255	61,683
Transamerica Capital Guardian Value VP
Initial	5,384,225	15,275,624
Service	72,856	287,767
Transamerica Clarion Global Real Estate Securities VP
Initial	25,359,339	35,333,857
Service	674,553	510,288
Transamerica Federated Market Opportunity VP
Initial	34,714,337	65,194,274
Service	555,859	1,699,577
Transamerica Science & Technology VP
Initial	3,919,822	9,771,930
Service	42,956	129,500

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2008

2. Investments (continued)

	Purchases	Sales
Transamerica JPMorgan Mid Cap Value VP
Initial	$3,686,216	$10,608,951
Service	38,676.00	162,033
Transamerica JPMorgan Enhanced Index VP
Initial	3,019,488	3,093,671
Service	55,881	133,264
Transamerica Marsico Growth VP
Initial	7,243,816	12,405,376
Service	69,403	134,156
Transamerica BlackRock Large Cap Value VP
Initial	15,245,583	31,662,011
Service	140,311	468,953
Transamerica MFS High Yield VP
Initial	4,195,148	5,933,813
Service	87,197	494,171
Transamerica Munder Net50 VP
Initial	3,612,484	6,781,516
Service	62,328	220,092
Transamerica PIMCO Total Return VP
Initial	43,534,095	32,719,398
Service	1,075,095	1,018,645
Transamerica Legg Mason Partners All Cap VP
Initial	8,508,956	20,199,980
Service	55,555	395,954
Transamerica T. Rowe Price Equity Income VP
Initial	18,236,119	21,054,104
Service	518,193	533,208
Transamerica T. Rowe Price Small Cap VP
Initial	8,995,809	11,679,972
Service	133,413	253,437
Transamerica Templeton Global VP
Initial	6,815,232	47,260,937
Service	340,059	347,955
Transamerica Third Avenue Value VP
Initial	58,935,082	62,858,107
Service	1,229,255	1,414,546
Transamerica Balanced VP
Initial	3,368,059	19,707,116
Service	47,827	173,298
Transamerica Convertible Securities VP
Initial	6,714,160	8,500,204
Service	142,010	581,497

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2008

2. Investments (continued)

	Purchases	Sales
Transamerica Equity VP
Initial	$21,416,892	$114,596,423
Service	358,220	797,714
Transamerica Growth Opportunities VP
Initial	17,056,614	21,796,925
Service	562,864	771,898
Transamerica Money Market VP
Initial	136,786,446	75,140,562
Service	3,898,039	1,476,579
Transamerica Small/Mid Cap Value VP
Initial	20,872,551	17,958,250
Service	330,992	493,276
Transamerica U.S. Government Securities VP
Initial	31,828,385	9,953,575
Service	1,133,353	533,333
Transamerica Value Balanced VP
Initial	30,345,316	53,547,466
Service	88,454	177,423
Transamerica Van Kampen Mid-Cap Growth VP
Initial	5,008,455	38,893,225
Service	131,437	397,390
Transamerica Index 50 VP
Service	10,140	863
Transamerica Index 75 VP
Service	1,516,427	34,680
Variable Insurance Products Fund (VIP) - Service Class 2:
Fidelity - VIP Contrafund® Portfolio	4,287,498	12,722,831
Fidelity - VIP Equity-Income Portfolio	1,342,762	8,105,480
Fidelity - VIP Growth Opportunities Portfolio	693,552	3,710,198
Fidelity - VIP Index 500 Portfolio	8,734	28,536
Profunds
ProFund VP Bull	10,717,194	11,163,812
ProFund VP Money Market	87,410,171	96,208,474
ProFund VP NASDAQ-100	8,480,042	8,941,764
ProFund VP Short Small-Cap	8,040,062	7,128,412
ProFund VP Small-Cap	6,346,499	6,121,634
Access VP High Yield	34,406,709	24,918,873
ProFund VP Europe 30	3,577,257	6,456,576
ProFund VP Oil & Gas	21,127,712	14,715,612
ProFund VP UltraSmall-Cap	5,857,033	5,266,947
ProFund VP Utilities	8,423,593	11,647,044
ProFund VP Consumer Services	628,745	528,961

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2008

2. Investments (continued)

	Purchases	Sales
ProFund VP Pharmaceuticals	$3,933,385	$1,218,632
ProFund VP Small-Cap Value	2,204,942	1,366,666
ProFund VP Falling US Dollar	17,466,433	16,279,174
ProFund VP Emerging Markets	13,874,095	10,621,398
ProFund VP International	1,866,668	1,292,287
ProFund VP Asia 30	4,947,763	3,902,453
ProFund VP Japan	219,402	142,506
ProFund VP Short OTC	5,167,291	3,826,692
ProFund VP U.S. Government Plus	17,036,333	12,933,244
ProFund VP Basic Materials	12,257,630	11,429,727
ProFund VP Financials	4,829,437	2,925,871
ProFund VP Precious Metals	12,785,145	8,114,835
ProFund VP Telecommunications	3,445,450	2,506,652
ProFund VP Mid-Cap	6,114,943	5,109,251
ProFund VP Short Emerging Markets	4,147,208	2,591,327
ProFund VP Short International	4,553,288	2,402,794

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica JPMorgan Core Bond VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica International Moderate Growth VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Capital Guardian U.S. Equity VP Subaccount
Units outstanding at January 1, 2007	4,949,500	10,227,657	19,577,510	37,652,024	33,544,099	414,456	9,827,945	2,417,210
Units purchased	63,248	147,973	398,203	646,743	468,946	26,423	171,431	35,574
Units redeemed and transferred	(1,082,369)	(441,249)	(2,670,737)	(4,781,048)	(4,443,291)	815,799	(2,211,443)	(435,224)

Units outstanding at December 31, 2007	3,930,379	9,934,381	17,304,976	33,517,719	29,569,754	1,256,678	7,787,933	2,017,560
Units purchased	39,109	93,032	269,394	360,953	219,629	14,273	86,421	14,531
Units redeemed and transferred	(652,466)	1,391,740	(3,921,570)	(9,031,011)	(8,387,029)	(339,579)	(1,949,807)	(545,968)

Units outstanding at December 31, 2008	3,317,022	11,419,153	13,652,800	24,847,661	21,402,354	931,372	5,924,547	1,486,123

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Capital Guardian Value VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount	Transamerica Federated Market Opportunity VP Subaccount	Transamerica Science & Technology VP Subaccount	Transamerica JPMorgan Mid Cap Value VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica Marsico Growth VP Subaccount	Transamerica BlackRock Large Cap Value VP Subaccount
Units outstanding at January 1, 2007	4,639,914	5,872,379	7,934,884	3,404,620	2,908,161	933,322	3,320,873	5,389,122
Units purchased	96,379	72,280	128,528	53,561	—	13,735	41,467	75,621
Units redeemed and transferred	(1,096,758)	(2,338,172)	(2,541,271)	520,956	(713,988)	(210,403)	(183,534)	(1,457,871)

Units outstanding at December 31, 2007	3,639,535	3,606,487	5,522,141	3,979,137	2,194,173	736,654	3,178,806	4,006,872
Units purchased	38,160	24,236	60,347	39,258	—	6,549	30,697	40,533
Units redeemed and transferred	(1,261,138)	(1,235,057)	(1,369,818)	(1,656,635)	(665,796)	(143,572)	(656,200)	(1,193,883)

Units outstanding at December 31, 2008	2,416,557	2,395,666	4,212,670	2,361,760	1,528,377	599,631	2,553,303	2,853,522

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica MFS High Yield VP Subaccount	Transamerica Munder Net50 VP Subaccount	Transamerica PIMCO Total Return VP Subaccount	Transamerica Legg Mason Partners All Cap VP Subaccount	Transamerica T. Rowe Price Equity Income VP Subaccount	Transamerica T. Rowe Price Small Cap VP Subaccount	Transamerica Templeton Global VP Subaccount	Transamerica Third Avenue Value VP Subaccount
Units outstanding at January 1, 2007	1,862,433	2,021,751	4,017,933	5,655,405	5,487,297	3,459,569	7,483,536	10,382,792
Units purchased	13,846	35,522	75,995	79,041	84,108	37,696	97,208	149,566
Units redeemed and transferred	(1,079,739)	(410,489)	(495,597)	(1,467,835)	(627,271)	(681,827)	(1,066,066)	(2,705,409)

Units outstanding at December 31, 2007	796,540	1,646,784	3,598,331	4,266,611	4,944,134	2,815,438	6,514,678	7,826,949
Units purchased	5,946	16,439	36,154	46,727	46,437	28,512	52,844	69,982
Units redeemed and transferred	(210,471)	(630,415)	514,167	(1,363,645)	(1,536,769)	(737,340)	(1,465,085)	(2,296,405)

Units outstanding at December 31, 2008	592,015	1,032,808	4,148,652	2,949,693	3,453,802	2,106,610	5,102,437	5,600,526

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Balanced VP Subaccount	Transamerica Convertible Securities VP Subaccount	Transamerica Equity VP Subaccount	Transamerica Growth Opportunities VP Subaccount	Transamerica Money Market VP Subaccount	Transamerica Small/Mid Cap Value VP Subaccount	Transamerica U.S. Government Securities VP Subaccount	Transamerica Value Balanced VP Subaccount
Units outstanding at January 1, 2007	2,397,390	1,322,132	47,899,702	5,244,600	7,073,897	2,508,930	766,922	11,973,713
Units purchased	42,109	24,863	598,192	54,952	304,830	57,139	30,124	162,311
Units redeemed and transferred	(51,497)	(214,908)	(11,434,084)	(1,153,035)	(159,257)	(2,584)	(45,429)	(2,563,186)

Units outstanding at December 31, 2007	2,388,002	1,132,087	37,063,810	4,146,517	7,219,470	2,563,485	751,617	9,572,838
Units purchased	25,198	12,003	402,726	47,811	122,827	28,366	27,809	77,472
Units redeemed and transferred	(1,377,226)	(379,662)	(7,949,255)	(1,278,838)	4,152,509	(234,208)	1,874,512	(2,126,152)

Units outstanding at December 31, 2008	1,035,974	764,428	29,517,281	2,915,490	11,494,806	2,357,643	2,653,938	7,524,158

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Van Kampen Mid-Cap Growth VP Subaccount	Transamerica Index 50 VP Subaccount	Transamerica Index 75 VP Subaccount	ProFund VP Bull Subaccount	ProFund VP Money Market Subaccount	ProFund VP NASDAQ-100 Subaccount	ProFund VP Short Small-Cap Subaccount	ProFund VP Small-Cap Subaccount
Units outstanding at January 1, 2007	6,336,971	—	—	1,368,276	62,983	368,479	23,399	748,478
Units purchased	80,786	—	—	4,732	6,149	5,481	4,219	2,602
Units redeemed and transferred	(913,648)	—	—	(1,221,352)	3,483,576	(248,137)	40,919	(612,711)

Units outstanding at December 31, 2007	5,504,109	—	—	151,656	3,552,708	125,823	68,537	138,369
Units purchased	62,336	8	8	501	32,757	1,291	4,936	3,471
Units redeemed and transferred	(1,288,816)	1,020	149,326	(8,938)	(864,558)	(23,294)	69,028	23,783

Units outstanding at December 31, 2008	4,277,629	1,028	149,334	143,219	2,720,907	103,820	142,501	165,623

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Access VP High Yield Subaccount	ProFund VP Europe 30 Subaccount	ProFund VP Oil & Gas Subaccount	ProFund VP UltraSmall-Cap Subaccount	ProFund VP Utilities Subaccount	ProFund VP Consumer Services Subaccount	ProFund VP Pharmaceuticals Subaccount	ProFund VP Small-Cap Value Subaccount
Units outstanding at January 1, 2007	—	—	—	—	—	—	—	—
Units purchased	23	852	220	13	848	8	8	8
Units redeemed and transferred	1,325	438,629	185,376	23,453	565,844	814	5,361	974

Units outstanding at December 31, 2007	1,348	439,481	185,596	23,466	566,692	822	5,369	982
Units purchased	2,778	632	9,278	207	5,638	171	2,619	332
Units redeemed and transferred	919,357	(342,828)	442,271	212,936	(336,354)	6,068	296,940	92,306

Units outstanding at December 31, 2008	923,483	97,285	637,145	236,609	235,976	7,061	304,928	93,620

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	ProFund VP Falling US Dollar Subaccount	ProFund VP Emerging Markets Subaccount	ProFund VP International Subaccount	ProFund VP Asia 30 Subaccount	ProFund VP Japan Subaccount	ProFund VP Short NASDAQ-100 Subaccount	ProFund VP U.S. Government Plus Subaccount	ProFund VP Basic Materials Subaccount
Units outstanding at January 1, 2007	—	—	—	—	—	—	—	—
Units purchased	8	443	66	499	8	8	184	623
Units redeemed and transferred	15,600	126,001	15,896	309,041	1,350	2,641	133,283	383,529

Units outstanding at December 31, 2007	15,608	126,444	15,962	309,540	1,358	2,649	133,467	384,152
Units purchased	4,709	4,683	989	3,117	299	5,951	2,061	5,026
Units redeemed and transferred	62,054	286,342	53,210	85,070	5,752	95,749	324,393	(38,832)

Units outstanding at December 31, 2008	82,371	417,469	70,161	397,727	7,409	104,349	459,921	350,346

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	ProFund VP Financials Subaccount	ProFund VP Precious Metals Subaccount	ProFund VP Telecommunications Subaccount	ProFund VP Mid-Cap Subaccount	ProFund VP Short Emerging Markets Subaccount	ProFund VP Short International Subaccount	Fidelity VIP Contrafund® Subaccount	Fidelity VIP Equity- Income Subaccount	Fidelity VIP Growth Opportunities Subaccount	Fidelity VIP Index 500 Subaccount
Units outstanding at January 1, 2007	—	—	—	—	—	—	4,179,205	2,402,553	800,663	29,650
Units purchased	8	2,501	8	20	8	8	48,512	33,676	16,058	—
Units redeemed and transferred	5,193	232,104	2,268	1,562	(8)	(8)	(592,406)	(413,746)	169,639	(2,091)

Units outstanding at December 31, 2007	5,201	234,605	2,276	1,582	—	—	3,635,311	2,022,483	986,360	27,559
Units purchased	732	7,270	138	2,660	172	193	30,895	21,461	6,912	—
Units redeemed and transferred	239,573	347,061	94,188	100,752	132,512	163,803	(780,138)	(585,855)	(370,702)	(2,599)

Units outstanding at December 31, 2008	245,506	588,936	96,602	104,994	132,684	163,996	2,886,068	1,458,089	622,570	24,960

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2008

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica JPMorgan Core Bond VP
	12/31/2008		3,317,022	$124.37	to	$14.69	$75,963,034	4.18%	0.65%	to	1.80%	4.90%	to	3.39%
	12/31/2007		3,930,379	118.56	to	14.17	85,872,561	5.05	0.65	to	1.80	6.25	to	5.04
	12/31/2006		4,949,500	111.59	to	13.49	100,664,163	5.14	0.65	to	1.80	3.15	to	2.07
	12/31/2005		6,421,063	108.18	to	13.21	125,153,390	5.08	0.65	to	1.80	1.54	to	0.48
	12/31/2004		8,088,524	106.54	to	13.15	153,746,275	6.58	0.65	to	1.80	3.70	to	2.66
Transamerica Asset Allocation - Conservative VP
	12/31/2008		11,419,153	124.19	to	11.06	122,941,127	3.10	0.65	to	1.80	(21.69)	to	(22.80)
	12/31/2007		9,934,381	158.60	to	14.32	137,735,465	2.89	0.65	to	1.80	5.69	to	4.49
	12/31/2006		10,227,657	150.05	to	13.74	135,219,001	3.23	0.65	to	1.80	8.74	to	7.50
	12/31/2005		11,538,664	137.99	to	12.82	141,292,086	2.63	0.65	to	1.80	4.50	to	3.31
	12/31/2004		12,218,863	132.05	to	12.43	144,464,876	0.31	0.65	to	1.80	9.00	to	7.75
Transamerica Asset Allocation - Growth VP
	12/31/2008		13,652,800	123.75	to	10.85	128,509,780	2.82	0.65	to	1.80	(40.03)	to	(40.83)
	12/31/2007		17,304,976	206.33	to	18.33	273,992,480	2.18	0.65	to	1.80	7.06	to	5.84
	12/31/2006		19,577,510	192.73	to	17.35	291,511,214	0.92	0.65	to	1.80	14.87	to	13.56
	12/31/2005		19,198,999	167.78	to	15.32	250,701,556	0.46	0.65	to	1.80	11.51	to	10.24
	12/31/2004		18,488,391	150.46	to	13.94	218,174,694	0.09	0.65	to	1.80	13.44	to	12.14
Transamerica Asset Allocation - Moderate Growth VP
	12/31/2008		24,847,661	126.78	to	11.21	253,209,304	2.85	0.65	to	1.80	(33.20)	to	(34.11)
	12/31/2007		33,517,719	189.78	to	17.02	515,310,475	2.31	0.65	to	1.80	7.11	to	5.89
	12/31/2006		37,652,024	177.18	to	16.11	544,497,238	1.58	0.65	to	1.80	13.10	to	11.81
	12/31/2005		36,700,121	156.66	to	14.45	472,800,240	1.11	0.65	to	1.80	9.20	to	7.96
	12/31/2004		35,005,006	143.46	to	13.41	416,138,606	0.19	0.65	to	1.80	12.81	to	11.51
Transamerica Asset Allocation - Moderate VP
	12/31/2008		21,402,354	127.87	to	11.34	228,797,389	3.21	0.65	to	1.80	(26.44)	to	(27.50)
	12/31/2007		29,569,754	173.84	to	15.64	433,193,070	2.90	0.65	to	1.80	7.25	to	6.04
	12/31/2006		33,544,099	162.08	to	14.78	461,798,896	2.56	0.65	to	1.80	10.76	to	9.50
	12/31/2005		35,529,545	146.34	to	13.53	445,105,148	1.84	0.65	to	1.80	6.75	to	5.53
	12/31/2004		34,786,168	137.08	to	12.86	411,450,399	0.25	0.65	to	1.80	10.67	to	9.40
Transamerica International Moderate Growth VP
	12/31/2008		931,372	6.96	to	6.90	6,492,700	2.22	1.25	to	1.80	(37.11)	to	(37.45)
	12/31/2007		1,256,678	11.06	to	11.00	13,915,831	1.25	0.65	to	1.80	7.15	to	6.76
	12/31/2006	(1)	414,456	10.32	to	10.30	4,281,283	—	1.25	to	1.80	3.23	to	3.05

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica MFS International Equity VP
	12/31/2008	5,924,547	$144.11	to	$12.73	$51,864,041	5.03%	0.65%	to	1.80%	(35.71)%	to	(36.69)%
	12/31/2007	7,787,933	224.16	to	20.11	107,503,153	0.92	0.65	to	1.80	8.44	to	7.21
	12/31/2006	9,827,945	206.71	to	18.80	126,026,993	1.40	0.65	to	1.80	22.27	to	20.88
	12/31/2005	8,713,637	169.05	to	15.57	92,952,081	0.75	0.65	to	1.80	12.07	to	10.86
	12/31/2004	8,977,664	150.85	to	14.10	86,464,519	—	0.65	to	1.80	13.51	to	12.30
Transamerica Capital Guardian U.S. Equity VP
	12/31/2008	1,486,123	99.60	to	8.64	11,446,307	2.41	0.65	to	1.80	(40.75)	to	(41.54)
	12/31/2007	2,017,560	168.10	to	14.78	26,434,679	0.69	0.65	to	1.80	(0.88)	to	(1.93)
	12/31/2006	2,417,210	169.59	to	15.11	32,165,384	0.53	0.65	to	1.80	9.40	to	8.15
	12/31/2005	2,837,865	155.03	to	14.00	34,764,783	0.53	0.65	to	1.80	5.62	to	4.42
	12/31/2004	3,197,041	146.78	to	13.44	37,417,928	0.29	0.65	to	1.80	9.06	to	7.80
Transamerica Capital Guardian Value VP
	12/31/2008	2,416,557	111.02	to	9.57	19,599,352	6.48	0.65	to	1.80	(39.91)	to	(40.76)
	12/31/2007	3,639,535	184.75	to	16.16	49,505,031	1.08	0.65	to	1.80	(6.89)	to	(7.95)
	12/31/2006	4,639,914	198.43	to	17.60	68,330,623	1.49	0.65	to	1.80	15.74	to	14.43
	12/31/2005	4,696,853	171.44	to	15.42	60,134,982	0.96	0.65	to	1.80	7.01	to	5.79
	12/31/2004	4,885,313	160.20	to	14.60	59,007,715	1.10	0.65	to	1.80	15.95	to	14.62
Transamerica Clarion Global Real Estate Securities VP
	12/31/2008	2,395,666	145.93	to	20.72	40,789,132	6.38	0.65	to	1.80	(42.75)	to	(43.52)
	12/31/2007	3,606,487	254.92	to	36.62	107,689,791	5.75	0.65	to	1.80	(7.31)	to	(8.36)
	12/31/2006	5,872,379	275.02	to	39.96	190,561,663	1.37	0.65	to	1.80	41.35	to	39.75
	12/31/2005	5,672,917	194.56	to	28.59	130,645,633	1.67	0.65	to	1.80	12.74	to	11.46
	12/31/2004	6,229,107	172.57	to	25.65	128,200,354	2.09	0.65	to	1.80	32.00	to	30.49
Transamerica Federated Market Opportunity VP
	12/31/2008	4,212,670	134.38	to	18.43	111,800,809	4.28	0.65	to	1.80	(5.15)	to	(6.34)
	12/31/2007	5,522,141	141.67	to	19.65	156,409,561	3.57	0.65	to	1.80	(1.12)	to	(2.25)
	12/31/2006	7,934,884	143.28	to	20.10	230,398,865	1.63	0.65	to	1.80	2.09	to	0.93
	12/31/2005	10,581,649	140.34	to	19.91	301,353,975	2.21	0.65	to	1.80	4.43	to	3.09
	12/31/2004	12,101,342	134.38	to	19.32	334,800,049	2.74	0.65	to	1.80	8.59	to	7.26
Transamerica Science & Technology VP
	12/31/2008	2,361,760	104.98	to	8.94	6,337,544	—	0.65	to	1.80	(48.93)	to	(49.78)
	12/31/2007	3,979,137	205.56	to	17.80	21,123,844	—	0.65	to	1.80	31.89	to	30.40
	12/31/2006	3,404,620	155.85	to	13.68	13,775,958	—	0.65	to	1.80	0.35	to	(0.79)
	12/31/2005	5,210,793	155.30	to	13.82	21,230,356	0.38	0.65	to	1.80	1.40	to	0.25
	12/31/2004	7,985,499	153.15	to	13.81	32,432,631	—	0.65	to	1.80	7.36	to	6.13

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica JPMorgan Mid Cap Value VP
	12/31/2008	1,528,377	$130.96	to	$11.42	$17,992,062	1.35%	0.65%	to	1.80%	(33.32)%	to	(34.27)%
	12/31/2007	2,194,173	196.38	to	17.37	39,024,524	0.95	0.65	to	1.80	2.16	to	1.00
	12/31/2006	2,908,161	192.22	to	17.25	50,994,113	0.79	0.65	to	1.80	16.49	to	15.16
	12/31/2005	4,123,831	165.01	to	15.01	62,500,814	0.22	0.65	to	1.80	8.45	to	7.21
	12/31/2004	4,520,443	152.16	to	14.04	63,655,338	0.04	0.65	to	1.80	13.84	to	12.53
Transamerica JPMorgan Enhanced Index VP
	12/31/2008	599,631	108.64	to	9.49	5,007,335	5.61	0.65	to	1.80	(37.76)	to	(38.63)
	12/31/2007	736,654	174.55	to	15.46	9,960,369	1.16	0.65	to	1.80	3.86	to	2.68
	12/31/2006	933,322	168.06	to	15.09	12,239,186	0.93	0.65	to	1.80	14.57	to	13.26
	12/31/2005	1,250,274	146.69	to	13.36	14,407,739	1.14	0.65	to	1.80	2.79	to	1.62
	12/31/2004	1,392,050	142.71	to	13.18	15,746,067	0.68	0.65	to	1.80	10.30	to	9.03
Transamerica Marsico Growth VP
	12/31/2008	2,553,303	109.45	to	9.78	17,473,707	0.77	0.65	to	1.80	(41.33)	to	(42.18)
	12/31/2007	3,178,806	186.54	to	16.91	37,496,608	0.02	0.65	to	1.80	19.62	to	18.26
	12/31/2006	3,320,873	155.94	to	14.33	32,843,349	0.12	0.65	to	1.80	4.68	to	3.49
	12/31/2005	4,318,109	148.97	to	13.88	41,199,046	0.08	0.65	to	1.80	7.88	to	6.65
	12/31/2004	3,985,270	138.08	to	13.06	35,449,208	—	0.65	to	1.80	11.60	to	10.24
Transamerica BlackRock Large Cap Value VP
	12/31/2008	2,853,522	146.45	to	12.67	46,114,915	0.89	0.65	to	1.80	(34.32)	to	(35.23)
	12/31/2007	4,006,872	222.97	to	19.56	99,666,557	0.91	0.65	to	1.80	3.96	to	2.78
	12/31/2006	5,389,122	214.48	to	19.09	129,910,743	0.49	0.65	to	1.80	16.17	to	14.84
	12/31/2005	6,024,737	184.63	to	16.66	125,925,505	0.70	0.65	to	1.80	15.19	to	13.88
	12/31/2004	5,060,353	160.28	to	14.66	93,405,252	1.01	0.65	to	1.80	17.57	to	16.22
Transamerica MFS High Yield VP
	12/31/2008	592,015	99.85	to	9.36	5,664,853	8.97	0.65	to	1.80	(25.68)	to	(26.79)
	12/31/2007	796,540	134.36	to	12.73	10,333,130	4.91	0.65	to	1.80	1.19	to	0.04
	12/31/2006	1,862,433	132.78	to	12.73	24,058,340	11.05	0.65	to	1.80	10.23	to	8.98
	12/31/2005	1,703,957	120.45	to	11.68	20,112,096	10.21	0.65	to	1.80	1.16	to	0.00
	12/31/2004	1,063,304	119.08	to	11.68	12,502,061	4.95	0.65	to	1.80	9.05	to	7.80
Transamerica Munder Net50 VP
	12/31/2008	1,032,808	122.15	to	10.23	6,578,077	3.89	0.65	to	1.80	(43.90)	to	(44.69)
	12/31/2007	1,646,784	217.74	to	18.50	18,918,145	—	0.65	to	1.80	16.28	to	14.96
	12/31/2006	2,021,751	187.25	to	16.12	19,979,428	—	0.65	to	1.80	(0.65)	to	(1.78)
	12/31/2005	2,464,060	188.47	to	16.46	24,995,320	—	0.65	to	1.80	7.37	to	6.14
	12/31/2004	3,518,644	175.54	to	15.55	33,633,330	—	0.65	to	1.80	14.59	to	13.28

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica PIMCO Total Return VP
	12/31/2008	4,148,652	$117.51	to	$11.66	$49,578,177	5.89%	0.65%	to	1.80%	(3.42)%	to	(4.79)%
	12/31/2007	3,598,331	121.68	to	12.21	44,839,900	2.62	0.65	to	1.80	8.24	to	7.01
	12/31/2006	4,017,933	112.41	to	11.41	46,578,057	3.31	0.65	to	1.80	3.44	to	2.36
	12/31/2005	4,664,844	108.67	to	11.15	52,695,711	1.79	0.65	to	1.80	1.67	to	0.51
	12/31/2004	4,966,110	106.89	to	11.09	55,552,948	1.45	0.65	to	1.80	3.72	to	2.63
Transamerica Legg Mason Partners All Cap VP
	12/31/2008	2,949,693	114.33	to	9.97	31,384,109	1.99	0.65	to	1.80	(36.78)	to	(37.67)
	12/31/2007	4,266,611	180.84	to	16.00	72,439,739	1.28	0.65	to	1.80	0.38	to	(0.76)
	12/31/2006	5,655,405	180.16	to	16.16	96,306,893	0.96	0.65	to	1.80	17.72	to	16.45
	12/31/2005	7,358,240	153.04	to	13.91	107,180,989	0.58	0.65	to	1.80	3.41	to	2.23
	12/31/2004	9,532,580	148.00	to	13.64	135,265,801	0.22	0.65	to	1.80	8.43	to	7.19
Transamerica T. Rowe Price Equity Income VP
	12/31/2008	3,453,802	117.78	to	10.29	28,993,532	3.46	0.65	to	1.80	(36.39)	to	(37.33)
	12/31/2007	4,944,134	185.15	to	16.42	65,701,024	2.14	0.65	to	1.80	2.65	to	1.48
	12/31/2006	5,487,297	180.37	to	16.22	71,409,089	1.81	0.65	to	1.80	18.19	to	16.85
	12/31/2005	6,134,141	152.61	to	13.91	68,001,769	1.83	0.65	to	1.80	3.44	to	2.26
	12/31/2004	5,945,958	147.54	to	13.64	64,346,566	1.34	0.65	to	1.80	14.15	to	12.76
Transamerica T. Rowe Price Small Cap VP
	12/31/2008	2,106,610	124.13	to	10.60	18,131,232	1.60	0.65	to	1.80	(36.66)	to	(37.53)
	12/31/2007	2,815,438	195.99	to	16.97	38,755,508	—	0.65	to	1.80	8.90	to	7.66
	12/31/2006	3,459,569	179.97	to	15.81	44,109,717	—	0.65	to	1.80	2.92	to	1.75
	12/31/2005	6,205,377	174.87	to	15.57	78,222,884	—	0.65	to	1.80	9.82	to	8.64
	12/31/2004	6,066,354	159.23	to	14.36	69,702,495	—	0.65	to	1.80	9.65	to	8.39
Transamerica Templeton Global VP
	12/31/2008	5,102,437	110.58	to	10.08	107,632,808	1.86	0.65	to	1.80	(44.04)	to	(44.81)
	12/31/2007	6,514,678	197.60	to	18.27	246,429,579	1.49	0.65	to	1.80	14.50	to	13.20
	12/31/2006	7,483,536	172.58	to	16.18	256,653,050	1.24	0.65	to	1.80	18.02	to	16.68
	12/31/2005	9,167,189	146.22	to	13.91	269,537,666	1.02	0.65	to	1.80	6.77	to	5.56
	12/31/2004	11,594,230	136.95	to	13.20	325,762,446	—	0.65	to	1.80	8.35	to	7.11
Transamerica Third Avenue Value VP
	12/31/2008	5,600,526	140.30	to	16.23	92,217,261	4.81	0.65	to	1.80	(41.53)	to	(42.33)
	12/31/2007	7,826,949	239.97	to	28.08	221,933,368	3.73	0.65	to	1.80	0.54	to	(0.60)
	12/31/2006	10,382,792	238.67	to	28.25	294,909,876	0.77	0.65	to	1.80	15.32	to	14.01
	12/31/2005	11,488,858	206.96	to	24.78	285,137,477	0.55	0.65	to	1.80	18.04	to	16.69
	12/31/2004	11,076,885	175.33	to	21.23	234,818,540	0.65	0.65	to	1.80	24.00	to	22.57

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Balanced VP
	12/31/2008		1,035,974	$110.60	to	$9.95	$10,259,932	1.56%	0.65%	to	1.80%	(32.84)%	to	(33.77)%
	12/31/2007		2,388,002	164.68	to	15.03	35,498,397	1.08	0.65	to	1.80	12.87	to	11.59
	12/31/2006		2,397,390	145.91	to	13.50	31,796,183	1.02	0.65	to	1.80	8.42	to	7.19
	12/31/2005		1,617,385	134.57	to	12.64	19,934,062	1.39	0.65	to	1.80	7.27	to	6.04
	12/31/2004		1,833,340	125.46	to	11.93	21,238,802	1.21	0.65	to	1.80	10.43	to	9.17
Transamerica Convertible Securities VP
	12/31/2008		764,428	114.02	to	10.17	7,827,396	5.36	0.65	to	1.80	(37.28)	to	(38.12)
	12/31/2007		1,132,087	181.81	to	16.43	18,635,643	1.89	0.65	to	1.80	17.86	to	16.53
	12/31/2006		1,322,132	154.25	to	14.14	18,606,310	1.56	0.65	to	1.80	10.18	to	8.93
	12/31/2005		1,473,438	139.99	to	13.01	18,965,023	2.27	0.65	to	1.80	3.21	to	2.03
	12/31/2004		1,576,561	135.64	to	12.79	19,811,457	2.01	0.65	to	1.80	12.44	to	11.15
Transamerica Equity VP
	12/31/2008		29,517,281	114.31	to	10.07	280,216,434	0.22	0.65	to	1.80	(46.36)	to	(47.13)
	12/31/2007		37,063,810	213.10	to	19.05	660,343,939	—	0.65	to	1.80	15.53	to	14.22
	12/31/2006		47,899,702	184.45	to	16.72	743,273,921	—	0.65	to	1.80	8.07	to	6.78
	12/31/2005		19,219,932	170.67	to	15.70	277,797,343	0.35	0.65	to	1.80	15.78	to	14.46
	12/31/2004		22,953,560	147.40	to	13.75	288,607,481	—	0.65	to	1.80	15.14	to	13.74
Transamerica Growth Opportunities VP
	12/31/2008		2,915,490	135.02	to	11.76	28,909,589	3.36	0.65	to	1.80	(41.29)	to	(42.11)
	12/31/2007		4,146,517	229.97	to	20.32	70,614,007	0.04	0.65	to	1.80	22.29	to	20.90
	12/31/2006		5,244,600	188.06	to	16.85	73,441,515	0.22	0.65	to	1.80	4.42	to	3.23
	12/31/2005		5,979,068	180.09	to	16.36	80,742,723	—	0.65	to	1.80	15.41	to	14.16
	12/31/2004		6,687,984	156.05	to	14.36	78,755,142	—	0.65	to	1.80	15.87	to	14.54
Transamerica Money Market VP
	12/31/2008		11,494,806	113.36	to	11.33	168,188,934	2.31	0.65	to	1.80	1.73	to	0.35
	12/31/2007		7,219,470	111.44	to	11.26	104,097,020	4.93	0.65	to	1.80	4.35	to	3.16
	12/31/2006		7,073,897	106.79	to	10.92	98,729,624	4.69	0.65	to	1.80	4.05	to	2.87
	12/31/2005		8,677,889	102.63	to	10.61	116,546,121	2.93	0.65	to	1.80	2.22	to	1.05
	12/31/2004		9,297,554	100.41	to	10.50	122,975,527	0.97	0.65	to	1.80	0.35	to	(0.80)
Transamerica Small/Mid Cap Value VP
	12/31/2008		2,357,643	110.48	to	10.35	24,662,462	1.91	0.65	to	1.80	(41.25)	to	(42.10)
	12/31/2007		2,563,485	188.05	to	17.88	45,983,475	0.93	0.65	to	1.80	23.93	to	22.52
	12/31/2006		2,508,930	151.74	to	14.63	36,519,785	0.83	0.65	to	1.80	17.29	to	15.96
	12/31/2005		2,393,433	129.37	to	12.64	30,010,588	0.44	0.65	to	1.80	12.83	to	11.54
	12/31/2004	(1)	547,959	114.66	to	11.37	6,192,917	—	0.65	to	1.80	14.66	to	34.41

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica U.S. Government Securities VP
	12/31/2008		2,653,938	$122.20	to	$11.97	$32,450,382	2.25%	0.65%	to	1.80%	6.96%	to	5.51%
	12/31/2007		751,617	114.24	to	11.32	8,660,322	5.19	0.65	to	1.80	5.36	to	4.16
	12/31/2006		766,922	108.43	to	10.87	8,452,354	3.51	0.65	to	1.80	2.60	to	1.44
	12/31/2005		946,654	105.68	to	10.71	10,240,756	3.83	0.65	to	1.80	1.38	to	0.41
	12/31/2004		1,039,734	104.25	to	10.67	11,183,181	3.47	0.65	to	1.80	2.50	to	1.45
Transamerica Value Balanced VP
	12/31/2008		7,524,158	116.19	to	10.53	122,723,852	4.55	0.65	to	1.80	(30.99)	to	(31.93)
	12/31/2007		9,572,838	168.36	to	15.44	229,636,772	2.47	0.65	to	1.80	6.02	to	4.82
	12/31/2006		11,973,713	158.79	to	14.73	272,821,579	2.50	0.65	to	1.80	14.52	to	13.22
	12/31/2005		15,041,454	138.66	to	13.01	301,661,513	2.54	0.65	to	1.80	5.90	to	4.70
	12/31/2004		18,684,899	130.93	to	12.43	356,712,158	1.43	0.65	to	1.80	9.16	to	8.00
Transamerica Van Kampen Mid-Cap Growth VP
	12/31/2008		4,277,629	101.48	to	8.94	84,496,097	2.00	0.65	to	1.80	(46.64)	to	(47.39)
	12/31/2007		5,504,109	190.17	to	16.99	203,269,191	—	0.65	to	1.80	21.74	to	20.36
	12/31/2006		6,336,971	156.21	to	14.15	202,779,630	—	0.65	to	1.80	9.20	to	7.95
	12/31/2005		8,054,232	143.06	to	13.15	240,213,121	0.09	0.65	to	1.80	6.94	to	5.64
	12/31/2004		10,151,337	133.77	to	12.47	289,820,395	—	0.65	to	1.80	6.56	to	5.23
Transamerica Index 50 VP
	12/31/2008	(1)	1,028	8.19	to	8.16	8,422	—	1.25	to	1.80	(18.08)	to	(18.38)
Transamerica Index 75 VP
	12/31/2008	(1)	149,334	7.23	to	7.20	1,078,727	—	1.25	to	1.80	(27.70)	to	(27.97)
ProFund VP Bull
	12/31/2008		143,219	7.20	to	7.10	1,026,748	—	1.25	to	1.80	(38.44)	to	(38.78)
	12/31/2007		151,656	11.69	to	11.59	1,769,490	0.12	1.25	to	1.80	2.27	to	1.71
	12/31/2006	(1)	1,368,276	11.43	to	11.40	15,627,778	0.04	1.25	to	1.80	14.30	to	13.96
ProFund VP Money Market
	12/31/2008		2,720,907	10.36	to	10.22	28,083,995	0.88	1.25	to	1.80	(0.41)	to	(0.95)
	12/31/2007		3,552,708	10.40	to	10.32	36,882,114	3.81	1.25	to	1.80	2.48	to	1.92
	12/31/2006	(1)	62,983	10.15	to	10.12	638,568	3.02	1.25	to	1.80	1.52	to	1.22
ProFund VP NASDAQ-100
	12/31/2008		103,820	7.53	to	7.42	778,224	—	1.25	to	1.80	(43.20)	to	(43.50)
	12/31/2007		125,823	13.25	to	13.14	1,663,440	—	1.25	to	1.80	16.17	to	15.53
	12/31/2006	(1)	368,479	11.41	to	11.38	4,200,676	—	1.25	to	1.80	14.10	to	13.75
ProFund VP Short Small-Cap
	12/31/2008		142,501	11.12	to	10.97	1,578,659	2.94	1.25	to	1.80	22.55	to	21.88
	12/31/2007		68,537	9.08	to	9.00	621,651	7.15	1.25	to	1.80	3.24	to	2.67
	12/31/2006	(1)	23,399	8.79	to	8.77	205,580	0.13	1.25	to	1.80	(12.07)	to	(12.34)

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Small-Cap
	12/31/2008		165,623	$6.91	to	$6.82	$1,140,193	0.22%	1.25%	to	1.80%	(36.20)%	to	(36.55)%
	12/31/2007		138,369	10.84	to	10.75	1,496,525	0.19	1.25	to	1.80	(3.43)	to	(3.95)
	12/31/2006	(1)	748,478	11.22	to	11.19	8,394,017	—	1.25	to	1.80	12.24	to	11.90
Access VP High Yield
	12/31/2008		923,483	9.71	to	9.64	8,951,400	6.62	1.25	to	1.80	(5.83)	to	(6.34)
	12/31/2007	(1)	1,348	10.31	to	10.29	13,899	7.22	1.25	to	1.80	3.12	to	2.94
ProFund VP Europe 30
	12/31/2008		97,285	5.69	to	5.65	552,784	3.45	1.25	to	1.80	(44.70)	to	(45.00)
	12/31/2007	(1)	439,481	10.29	to	10.28	4,524,080	—	1.25	to	1.80	2.98	to	2.80
ProFund VP Oil & Gas
	12/31/2008		637,145	6.80	to	6.75	4,321,341	—	1.25	to	1.80	(37.73)	to	(38.07)
	12/31/2007	(1)	185,596	10.91	to	10.90	2,024,736	—	1.25	to	1.80	9.16	to	8.97
ProFund VP UltraSmall-Cap
	12/31/2008		236,609	2.96	to	2.94	698,011	1.09	1.25	to	1.80	(66.61)	to	(66.79)
	12/31/2007	(1)	23,466	8.87	to	8.85	208,045	0.07	1.25	to	1.80	(11.30)	to	(11.46)
ProFund VP Utilities
	12/31/2008		235,976	7.36	to	7.30	1,732,913	2.63	1.25	to	1.80	(31.56)	to	(31.93)
	12/31/2007	(1)	566,692	10.74	to	10.73	6,089,835	—	1.25	to	1.80	7.50	to	7.31
ProFund VP Consumer Services
	12/31/2008		7,061	6.21	to	6.16	43,755	—	1.25	to	1.80	(32.23)	to	(32.60)
	12/31/2007	(1)	822	9.15	to	9.14	7,522	—	1.25	to	1.80	(8.41)	to	(8.57)
ProFund VP Pharmaceuticals
	12/31/2008		304,928	7.95	to	7.89	2,419,534	3.35	1.25	to	1.80	(20.51)	to	(20.94)
	12/31/2007	(1)	5,369	10.00	to	9.98	53,681	0.14	1.25	to	1.80	0.01	to	(0.17)
ProFund VP Small-Cap Value
	12/31/2008		93,620	6.27	to	6.23	586,584	—	1.25	to	1.80	(31.54)	to	(31.92)
	12/31/2007	(1)	982	9.16	to	9.15	9,000	—	1.25	to	1.80	(8.34)	to	(8.51)
ProFund VP Falling US Dollar
	12/31/2008		82,371	9.92	to	9.85	815,953	0.07	1.25	to	1.80	(6.29)	to	(6.80)
	12/31/2007	(1)	15,608	10.58	to	10.57	165,176	—	1.25	to	1.80	5.85	to	5.66
ProFund VP Emerging Markets
	12/31/2008		417,469	5.66	to	5.62	2,355,960	1.04	1.25	to	1.80	(50.71)	to	(50.98)
	12/31/2007	(1)	126,444	11.47	to	11.46	1,450,846	—	1.25	to	1.80	14.80	to	14.60
ProFund VP International
	12/31/2008		70,161	5.55	to	5.51	388,536	1.54	1.25	to	1.80	(45.09)	to	(45.39)
	12/31/2007	(1)	15,962	10.10	to	10.09	161,327	—	1.25	to	1.80	1.08	to	0.90

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Asia 30
	12/31/2008		397,727	$5.68	to	$5.64	$2,252,926	0.87%	1.25%	to	1.80%	(51.43)%	to	(51.70)%
	12/31/2007	(1)	309,540	11.69	to	11.67	3,617,425	0.04	1.25	to	1.80	16.95	to	16.75
ProFund VP Japan
	12/31/2008		7,409	5.33	to	5.30	39,463	16.02	1.25	to	1.80	(41.58)	to	(41.89)
	12/31/2007	(1)	1,358	9.13	to	9.11	12,400	0.07	1.25	to	1.80	(8.69)	to	(8.85)
ProFund VP Short NASDAQ-100
	12/31/2008		104,349	14.25	to	14.15	1,483,965	3.14	1.25	to	1.80	46.33	to	45.54
	12/31/2007	(1)	2,649	9.73	to	9.72	25,796	17.32	1.25	to	1.80	(2.64)	to	(2.81)
ProFund VP U.S. Government Plus
	12/31/2008		459,921	16.01	to	15.90	7,347,939	1.53	1.25	to	1.80	47.91	to	47.11
	12/31/2007	(1)	133,467	10.82	to	10.81	1,444,104	1.39	1.25	to	1.80	8.24	to	8.06
ProFund VP Basic Materials
	12/31/2008		350,346	5.34	to	5.30	1,866,525	0.40	1.25	to	1.80	(52.03)	to	(52.29)
	12/31/2007	(1)	384,152	11.12	to	11.11	4,272,903	—	1.25	to	1.80	11.29	to	11.09
ProFund VP Financials
	12/31/2008		245,506	4.22	to	4.19	1,034,389	1.39	1.25	to	1.80	(51.16)	to	(51.42)
	12/31/2007	(1)	5,201	8.64	to	8.63	44,957	0.02	1.25	to	1.80	(13.55)	to	(13.70)
ProFund VP Precious Metals
	12/31/2008		588,936	8.06	to	8.00	4,737,751	2.71	1.25	to	1.80	(31.62)	to	(31.99)
	12/31/2007	(1)	234,605	11.78	to	11.76	2,763,300	0.27	1.25	to	1.80	17.85	to	17.64
ProFund VP Telecommunications
	12/31/2008		96,602	6.18	to	6.14	596,382	6.04	1.25	to	1.80	(35.23)	to	(35.58)
	12/31/2007	(1)	2,276	9.54	to	9.53	21,720	0.18	1.25	to	1.80	(4.55)	to	(4.72)
ProFund VP Mid-Cap
	12/31/2008		104,994	5.94	to	5.90	622,450	0.47	1.25	to	1.80	(39.13)	to	(39.46)
	12/31/2007	(1)	1,582	9.75	to	9.74	15,440	—	1.25	to	1.80	(2.41)	to	(2.58)
ProFund VP Short Emerging Markets
	12/31/2008		132,684	10.77	to	10.69	1,426,172	0.14	1.25	to	1.80	30.59	to	29.88
	12/31/2007	(1)	—	8.24	to	8.23	—	—	1.25	to	1.80	(17.54)	to	(17.68)
ProFund VP Short International
	12/31/2008		163,996	13.43	to	13.33	2,197,624	0.11	1.25	to	1.80	36.52	to	35.78
	12/31/2007	(1)	—	9.83	to	9.82	—	—	1.25	to	1.80	(1.64)	to	(1.81)
Fidelity VIP Contrafund®
	12/31/2008		2,886,068	8.65	to	8.25	24,626,115	0.73	1.25	to	1.80	(43.40)	to	(43.71)
	12/31/2007		3,635,311	15.28	to	14.65	54,886,003	0.72	0.65	to	1.80	0.00	to	15.22
	12/31/2006		4,179,205	13.19	to	12.71	54,525,571	0.98	1.25	to	1.80	10.05	to	9.45
	12/31/2005		5,223,653	11.98	to	11.61	62,022,717	0.11	1.25	to	1.80	15.20	to	14.57
	12/31/2004		4,214,772	10.40	to	10.14	43,491,152	0.21	1.25	to	1.80	13.73	to	13.10

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity VIP Equity-Income
	12/31/2008		1,458,089	$8.26	to	$7.88	$11,890,200	1.98%	1.25%	to	1.80%	(43.52)%	to	(43.83)%
	12/31/2007		2,022,483	14.63	to	14.03	29,241,838	1.49	0.65	to	1.80	0.00	to	(0.53)
	12/31/2006		2,402,553	14.63	to	14.10	34,765,816	3.04	1.25	to	1.80	18.45	to	17.80
	12/31/2005		2,452,104	12.35	to	11.97	29,997,995	1.72	1.25	to	1.80	4.26	to	3.69
	12/31/2004		3,455,911	11.84	to	11.54	40,636,943	1.49	1.25	to	1.80	9.85	to	9.24
Fidelity VIP Growth Opportunities
	12/31/2008		622,570	4.48	to	4.28	2,756,771	0.11	1.25	to	1.80	(55.69)	to	(55.93)
	12/31/2007		986,360	10.12	to	9.70	9,884,259	—	0.65	to	1.80	0.00	to	20.72
	12/31/2006		800,663	8.34	to	8.04	6,592,050	0.52	1.25	to	1.80	3.82	to	3.25
	12/31/2005		945,066	8.03	to	7.79	7,511,162	0.71	1.25	to	1.80	7.33	to	6.74
	12/31/2004		1,142,199	7.48	to	7.29	8,472,001	0.35	1.25	to	1.80	5.56	to	4.98
Fidelity VIP Index 500
	12/31/2008		24,960	8.25	to	8.10	202,216	1.82	1.40	to	1.80	(38.03)	to	(38.28)
	12/31/2007		27,559	13.32	to	13.12	361,985	3.18	1.40	to	1.80	3.72	to	3.31
	12/31/2006		29,650	12.84	to	12.70	376,853	1.52	1.40	to	1.80	13.85	to	13.39
	12/31/2005		31,947	11.28	to	11.20	346,904	0.37	1.40	to	1.80	3.11	to	2.69
	12/31/2004	(1)	5,408	10.94	to	10.91	59,077	—	1.40	to	1.80	9.40	to	9.09

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year. The investment income ratios have been restated for 2002 through 2005 due to a change in the calculation methodology.
**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2008

5. Administrative, Mortality, and Expense Risk Charge

No deduction for sales expenses is made from the purchase payments. A contingent deferred sales charge may, however, be assessed against contract values when withdrawn or surrendered. On each anniversary through maturity date and at surrender, WRL will deduct an annual Contract charge as partial compensation for providing administrative services under the Contracts.

A daily charge as a percentage of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Contracts. This charge (not assessed on the individual contract level) effectively reduces the value of a unit outstanding during the year. The following reflects the annual rate for daily charges as assessed by each Mutual Fund Account class:

Class A	1.25%
Class B	1.40%
Class C	1.65%
Class D	1.80%
Class E	0.65%
Class F	1.25%
Class G	1.65%
Class H	1.40%
Class I	1.80%

6. Income Taxes

Operations of the Mutual Fund Account form a part of WRL, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of WRL for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from WRL. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to WRL, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

Western Reserve Life Assurance Company of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2008

8. Fair Value Measurements and Fair Value Hierarchy

SFAS No. 157 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Company has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statement of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in Mutual Funds included in the Statement of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

WRL Series Annuity Account

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All financial statements are included in Part B of this Registration Statement.

(b)	Exhibits

	(1)	Resolution of the Board of Directors of Western Reserve establishing the separate account. 1/

	(2)	Not Applicable.

	(3)	Distribution of Contracts

		(a)	Master Service and Distribution Compliance Agreement. 1/
		(b)	Amendment to Master Service and Distribution Compliance Agreement. 2/
		(c)	Form of Broker/Dealer Supervisory and Service Agreement. 2/
		(d)	Principal Underwriting Agreement. 2/
		(e)	First Amendment to Principal Underwriting Agreement. 2/
		(f)	Second Amendment to Principal Underwriting Agreement. 3/
		(g)	Third Amendment to Principal Underwriting Agreement. 4/
		(h)	Amended and Reinstated Principal Underwriting Agreement between WRL and AFSG. Note 25
		(i)	First Amendment to Amended and Reinstated Principal Underwriting Agreement. Note 25
		(j)	Amendment No. 2 to Amended and Reinstated Principal Underwriting Agreement. Note 26
		(k)	Form of Life Insurance Company Product Sales Agreement Note 30
		(l)	Principal Underwriting Agreement. Note 32/
		(m)	Amendment No. 1 to Principal Underwriting Agreement. Note 32/

	(4)	(a)	Specimen Flexible Payment Variable Accumulation Deferred Annuity Contract. 5/
		(b)	Endorsements (END00094, EA122, END00101, END00102, END.88.07.90 and EA121). 1/
		(c)	Enhanced Death Benefit Endorsement (EA128). 6/
		(d)	Guaranteed Minimum Income Benefit Rider (GIB02). 7/
		(e)	Additional Earnings Rider (AER01). 7/
		(f)	Additional Earnings Rider (AER02). 8/
		(g)	Split Contract Endorsement (EA141). 8/
		(h)	Guaranteed Minimum Death Benefit Endorsements
(i) (EA139A, 139B). 7/
(ii) (EA143). 9/
(iii) (EA145). 8/
	(5)	Application for Flexible Payment Variable Accumulation Deferred Annuity Contract. 1/

	(6)	(a)	Second Amended Articles of Incorporation of Western Reserve. 1/
		(b)	Certificate of First Amendment to Second Amended Articles of Incorporation of Western Reserve. 10/
		(c)	Amended Code of Regulations of Western Reserve. 1/

	(7)	Reinsurance Agreement (TIRe). 8/

		(a)	Reinsurance Agreement (TIRe). Note 33.

(8)	(a)	Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999. 11/
	(b)	Amendment No.1 dated March 15, 2000 to Participation Agreement -Variable Insurance Products Fund . 12/
	(c)	Second Amendment dated April 12, 2001 to Participation Agreement – Variable Insurance Products Fund. 13/
	(d)	Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999. 11/
	(e)	Amendment No.1 dated March 15, 2000 to Participation Agreement — Variable Insurance Products Fund II. 12/
	(f)	Second Amendment dated April 12, 2001 to Participation Agreement – Variable Insurance Products Fund II. 13/
	(g)	Third Amendment dated September 1, 2003 to Participation Agreement – Variable Insurance Products Fund II 14/
	(h)	Fourth Amendment dated December 1, 2003 to Participation Agreement – Variable Insurance Products Fund II 3/
	(i)	Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999. 11
	(j)	Amendment No.1 dated March 15, 2000 to Participation Agreement – Variable Insurance Products Fund III. 12/
	(k)	Second Amendment dated April 12, 2001 to Participation Agreement – Variable Insurance Products Fund III. 13/
	(l)	Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated February 21, 2001 and Amendments thereto 14/
	(m)	Amendment No. 21 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated September 1, 2003 3/
	(n)	Amendment No. 22 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated December 1, 2003 15/
	(o)	Amendment No. 23 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated May 1, 2004. 4/
	(o)(1)	Amendment No. 24 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated October 22, 2004. Note 20.
	(o)(2)	Amendment 25 to Participation Agreement (ATST) Note 20.
	(o)(3)	Amendment 26 to Participation Agreement (ATST) Note 24.
	(o)(4)	Amendment 29 to Participation Agreement (TST) Note 31.
	(p)	Amended and Restated Participation Agreement Between Access Variable Insurance Trust and Western Reserve Life Assurance Co. of Ohio dated May 1, 2004. 4/
	(q)	Participation Agreement (ProFunds) Note 27.
	(q)(1)	Amendment No. 2 to Participation Agreement (ProFunds) Note 28

(9)	(a)	Opinion and Consent of Counsel. Note 33

(9)	(b)	Consent of Counsel. Note 33

(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 33.

(10)	(b)	Consent of Actuary. Note 24.

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Schedules for Computation of Performance Quotations. 17/

(14)	Not Applicable.

(15)	(a) Powers of Attorney. 18/

(b) Power of Attorney – Ron Wagley and Allan J. Hamilton 4/

(c)    Power of Attorney (Brenda K. Clancy, Allan J. Hamilton, Craig D. Vermie) Note 21. (Arthur Schneider) Note 22. (Christopher H. Garrett) Note 23. (Charles T. Boswell, Timmy L. Stonehocker) Note 24 (Charles T. Boswell, Arthur Schneider, John Hunter, Brenda K. Clancy, Timmy L. Stonehocker, and Allan J. Hamilton) Note 26 (Eric J. Martin) Note 29

1/	This exhibit was previously filed on Post-Effective Amendment No. 11 to Form N-4 dated April 20, 1998 (File No. 33-49556) and is incorporated herein by reference.
2/	This exhibit was previously filed on Post-Effective Amendment No. 4 to Form S-6 dated April 21, 1999 (File No. 333-23359) and is incorporated herein by reference.
3/	This exhibit was previously filed on Pre-Effective Amendment No. 1 for Form N-6 dated October 9, 2003 (File No. 333-107705) and is incorporated herein by reference.
4/	This exhibit was previously filed on Post-Effective Amendment No. 6 to Form N-4 dated April 19, 2004 (File No. 333-84773) and is incorporated herein by reference
5/	This exhibit was previously filed on Post-Effective Amendment No. 11 to Form N-4 dated April 21, 1998 (File No. 33-49558) and is incorporated herein by reference.
6/	This exhibit was previously filed on Post-Effective Amendment No. 3 to Form N-4 dated April 22, 1999 (File No. 333-24959) and is incorporated herein by reference.
7/	This exhibit was previously filed on Post-Effective Amendment No. 3 to Form N-4 dated February 19, 2002 (File No. 333-82705) and is incorporated herein by reference.
8/	This exhibit was previously filed on Post-Effective Amendment No. 4 to Form N-4 dated April 14, 2003 (File No. 333-93169) and is incorporated herein by reference.
9/	This exhibit was previously filed on Post-Effective Amendment No. 17 to Form N-4 dated April 16, 2003 (File No. 33-49556) and is incorporated herein by reference.
10/	This exhibit was previously filed on Post-Effective Amendment No. 1 to Form N-4 dated April 21, 2000 (File No. 333-82705) and is incorporated herein by reference.
11/	This exhibit was previously filed on the Initial Registration Statement to Form S-6 dated September 23, 1999 (File No. 333-57681) and is incorporated herein by reference.
12/	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 dated April 10, 2000 (File No. 333-93169) and is incorporated herein by reference.
13/	This exhibit was previously filed on Post-Effective Amendment No. 16 to Form S-6 dated April 16, 2001 (File No. 33-69138) and is incorporated herein by reference.
14/	This exhibit was previously filed on the Initial Registration Statement to Form N-4 dated September 5, 2003 (File No. 333-108525) and is incorporated herein by reference.
15/	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-6 dated January 14, 2004 (File No. 333-110315) and is incorporated herein by reference.
16/	This exhibit was previously filed on Post-Effective Amendment No. 10 to Form N-4 dated December 22, 1997 (File No. 33-49558) and is incorporated herein by reference.
17/	This exhibit was previously filed on Post-Effective Amendment No. 28 to Form N-1A dated April 24, 1997 (File No. 33-507) and is incorporated herein by reference.
18/	This exhibit was previously filed on Post-Effective Amendment No. 5 to Form N-4 dated November 1, 2002 (File No. 333-82705) and is incorporated herein by reference.
19/	This exhibit was previously filed on Post-Effective Amendment No. 6 to Form N-4 dated May 1, 2004 (File No. 333-84773) and is incorporated herein by reference.
20/	Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-84773) on April 28, 2005.
21/	Filed with the Initial filing of Form N-4 Registration Statement for the WRL Freedom Premier III (File No. 333-108525) on September 5, 2003.
22/	Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement (File No. 333-84773) on April 28, 2005.
23/	Filed with Post-Effective Amendment No. 2 to this Form N-4 Registration Statement (File No. 333-112089) on December 13, 2005.
24/	Filed with Post-Effective Amendment No. 19 to this Form N-4 Registration Statement (File No. 33-49558) on June 9, 2006.
25/	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-108525) dated February 13, 2007.
26/	Filed with Post-Effective Amendment No. 20 to Form N-4 Registration Statement (File No. 33-49558) on April 26, 2007.
27/	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-108525) on February 13, 2007.
28/	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 registration statement (File No. 333-145461) on October 23, 2007.
29/	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-145461) on August 15, 2007.
30/	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-125817) on February 15, 2008.
31/	Filed with Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 33-49558) dated April 28, 2008.
32/	Incorporated herein by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File No. 333-108525) on November 6, 2008.
33/	Filed herewith.

Item 25.	Directors and Officers of the Depositor

Name	Principal Business Address	Position and Offices with Depositor
Brenda K. Clancy	(1)	Director and President
Charles T. Boswell	(2)	Director and Chief Executive Officer
John Hunter	(1)	Director and Chief Financial Officer
Arthur C. Schneider	(1)	Director, Chief Tax Officer, and Senior Vice President
Timmy L. Stonehocker	(1)	Director and Chairman of the Board

Eric J. Martin	(1)	Vice President and Controller

(1)	4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001
(2)	570 Carillon Parkway, St. Petersburg, Florida 33716

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

ADMS Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment advisor

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services International, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

AEGON DMS Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Life Insurance Agency	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (71.11%) ; Monumental Life Insurance Company (28.89%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.95% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, LLC.	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Company	Administrative and investment services

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ampac, Inc.	Texas	100% Commonwealth General Corporation	Managing general agent

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, Inc.	Special purpose

CGC Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, Inc.	Insurance agency

Clark, Inc.	Delaware	100% AUSA Holding Company	Holding company

Clark Consulting, Inc.	Delaware	100% Clark, Inc.	Financial consulting firm

Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, Inc.	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, Inc.	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Edgewood IP, LLC	Iowa	100% Transamerica Life Insurance Company	Limited liability company

FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate

FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate

FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

Financial Resources Insurance Agency of Texas	Texas	100% owned by Transamerica Financial Advisors, Inc.	Retail sale of securities products

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Flashdance, LLC	New York	100% Transamerica Life Insurance Company	Broadway production

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Investments

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments I, LLC	Delaware	100%Transamerica Life Insurance Company	Securities

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); Washington Mutual Bank (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (68.10%); Norlease, Inc., a non-AEGON affiliate (31.89%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Security Life of Denver, a non-affiliate of AEGON (20.979%), ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (66.012%).	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Gemini Investment, Inc.	Delaware	100% Transamerica Life Insurance Company	Investment subsidiary

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote - AEGON USA, LLC. Participating common stock (100% owned by non-AEGON shareholders) is allowed 40% of total cumulative vote.	Insurance

JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company

Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

ML Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company

nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance

Penco, Inc.	Ohio	100% AUSA Holding Company	Record keeping

Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Company	Holding company

Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Company	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.959%); Monumental Life Insurance Company (6.301%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (41.4%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (48.2%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 5 NR, LLC	Delaware	Members are: Transamerica Life Insurance Company (75.000%); Monumental Life Insurance Company (20.000%); Western Reserve Life Assurance Co. of Ohio (3.333%); Stonebridge Life Insurance Company (1.667%). Manager: AEGON USA Realty Advisors, Inc.	Real estate investments

Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	Members are: Transamerica Life Insurance Company (75.000%); Monumental Life Insurance Company (20.000%); Western Reserve Life Assurance Co. of Ohio (3.333%); Stonebridge Life Insurance Company (1.667%). Manager: AEGON USA Realty Advisors, Inc.	Real estate investments

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Retirement Project Oakmont	CA	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.

Separate Account Fund C	CA	100% Transamerica Life Insurance Company	Mutual Fund

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TBK Insurance Agency of Ohio, Inc.	Ohio	100% owned by Transamerica Financial Advisors, Inc.;	Variable insurance contract sales in state of Ohio

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation

The AEGON Trust Advisory Board: Patrick J. Baird, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	100% Transamerica International Holdings, Inc.	Broker/dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

Transamerica Financial Resources Insurance Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corporation	Holding company

Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda— will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International B.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,415 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. - sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.

Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Life Insurance Company	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments

Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services

Transamerica Securities Sales Corporation	Maryland	100% Transamerica International Holdings, Inc.	Broker/Dealer

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

Unicom Administrative Services, Inc.	Pennsylvania	100% Commonwealth General Corporation	Provider of administrative services

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% Transamerica Life Insurance Company	Third party administrator

Valley Forge Associates, Inc.	Pennsylvania	100% Commonwealth General Corporation	Furniture & equipment lessor

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

Westport Strategies, LLC	Delaware	AUSA Holding Company - sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27.	Number of Contract Owners.

As of March 31, 2009 there were 18,109 contract owners.

Item 28.	Indemnification

Provisions exist under the Ohio General Corporation Law, the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Separate Account VL A, Separate Account VUL-3 and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

John T. Mallett	(1)	Director

Mark W. Mullin	(6)	Director

Lon J. Olejniczak	(1)	Chief Executive Officer and Director

Michael W. Brandsma	(2)	Director, President and Chief Financial Officer

Blake S. Bostwick	(2)	Chief Operations Officer

David R. Paulsen	(2)	Executive Vice President

Michael G. Petko	(2)	Executive Vice President

Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Frank A. Camp	(1)	Secretary

Amy J. Boyle	(4)	Assistant Vice President

John W. Fischer	(4)	Assistant Vice President

Clifton W. Flenniken, III	(5)	Assistant Vice President

Dennis P. Gallagher	(4)	Assistant Vice President

Wesley J. Hodgson	(2)	Assistant Vice President

Karen D. Heburn	(4)	Vice President

Kyle A. Keelan	(4)	Assistant Vice President

Christy Post-Rissin	(4)	Assistant Vice President

Brenda L. Smith	(4)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Arthur D. Woods	(4)	Assistant Vice President

Tamara D. Barkdoll	(2)	Assistant Secretary

Erin K. Burke	(1)	Assistant Secretary

Amy Angle	(3)	Assistant Secretary

Elizabeth Belanger	(6)	Assistant Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(3)	400 West Market Street, Louisville, KY 40202
(4)	570 Carillon Parkway, St. Petersburg, FL 33716
(5)	1111 North Charles Street, Baltimore, MD 21201
(6)	4 Manhattanville Rd, Purchase, NY 10577

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$1,850,084	0	0	0

(1)	Fiscal Year 2008.

Item 30.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by Manager Regulatory Filing Unit Western Reserve Life Assurance Co. of Ohio at 4333 Edgewood Rd NE, Cedar Rapids Iowa 52499.

Item 31.	Management Services

Not Applicable

Item 32.	Undertakings

Western Reserve hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.

Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Item 33.	Section 403(b)(11) Representation

Registrant represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1) - (4) thereof have been complied with.

Texas ORP Representation

The Registrant intends to offer Contracts to participants in the Texas Optional Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) - (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 24th day of April, 2009.

WRL SERIES ANNUITY ACCOUNT

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO Depositor

*
Brenda K. Clancy President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Timmy L. Stonehocker	Director and Chairman of the Board	, 2009

* Charles T. Boswell	Director and Chief Executive Officer	, 2009

* Brenda K. Clancy	Director and President	, 2009

* John R. Hunter	Director and Chief Financial Officer	, 2009

* Arthur C. Schneider	Director, Senior Vice President, and Chief Tax Officer	, 2009

* Eric J. Martin	Controller and Vice President	, 2009

/s/Darin D. Smith *By: Darin D. Smith	Vice President, Assistant Secretary and General Counsel	April 24, 2009

*	By: Darin D. Smith - Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.

Registration No. 33-49558

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

WRL SERIES ANNUITY ACCOUNT

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
7(a)	Reinsurance Agreement (TIRe).

9(a)	Opinion and Consent of Counsel

9(b)	Consent of Counsel

10(a)	Consent of Independent Registered Public Accounting Firm

*	Page numbers included only in manually executed original.